Delaware Life
Variable Account G

Financial Statements as of and for the Year Ended December 31, 2020 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)
Index
December 31, 2020

Page(s)
Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statements of Assets and Liabilities	4-10

Statements of Operations	11-53

Statements of Changes in Net Assets	54-119

Notes to the Financial Statements	120-152

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of Delaware Life Variable Account G:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Delaware Life Variable Account G indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Delaware Life Variable Account G as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70) (1)	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) (3)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)	Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

AB VPS International Growth Portfolio (Class B) Sub-Account (AM2) (1)	Invesco V.I. Value Opportunities Fund Series I Sub-Account (AI6) (1)

AB VPS International Value Portfolio (Class A) Sub-Account (IVP) (1)	Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)	JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account (JM7) (1)

AB VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account (ASM) (1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54) (1)	JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)	Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI) (1)

American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account (308) (1)	Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) (4)

American Funds Insurance Series Bond Fund Class 2 Sub-Account (301) (1)	MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304) (1)	MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account (307) (1)	MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306) (1)	MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303) (1)	MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302) (1)	MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account (305) (1)	MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

American Funds Insurance Series International Fund Class 2 Sub-Account (300) (1)	MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

Blackrock Global Allocation V.I. Fund (Class I) Sub-Account (BLG) (1)	MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

BlackRock Advantage U.S. Total Market V.I. Fund (Class I) Sub-Account (MSV) (1)	MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)	MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) (1)	MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

Delaware VIP REIT Series (Standard Class) Sub-Account (DRS) (1)	MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV) (1)	MFS VIT I Value Series Service Class Sub-Account (M08) (1)

Delaware VIP Smid Cap Core Series Standard Class Sub-Account (D37) (1)	MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) (1)

DWS CROCI U.S. VIP Class A Sub-Account (001) (1)	MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404

T: (860) 241 7000, www.pwc.com/us

DWS Small Cap Index VIP Class A Sub-Account (SSI) (1)	MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

DWS Small Cap Index VIP Class B Sub-Account (D55) (1)	MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61) (1)	MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18) (1)	MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG) (1)	MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI) (1)	MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA) (1)	MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account (DSC) (1)	MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI) (1)	MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

BNY Mellon Variable Investment Fund: Quality Bond Portfolio, Initial Shares Sub-Account (DQB) (3)	MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

Fidelity VIP Balanced I Class Sub-Account (FVI) (1)	MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN) (1)	MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)	MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2) (1)	MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3) (1)	MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG) (1)	MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP) (1)	MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)	MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI) (1)	MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP) (1)	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG) (1)

Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG) (1)	Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account (NPP) (5)

Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC) (1)	Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC) (1)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8) (1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR) (1)

Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF) (1)	Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)	Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE) (6)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)	Invesco Oppenheimer V.I. Capital Appreciation Fund, Series I Sub-Account (O01) (1)

Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS) (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (2)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)	Invesco Oppenheimer V.I. Global Fund, Series I Sub-Account (OGS) (1)

Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF) (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)	PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC) (1)	PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE) (1)	PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)	Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)	Rydex VT Nova Fund Sub-Account (R02) (1)

Invesco V.I. Comstock Fund Series I Sub-Account (VCP) (1)	Rydex VT Nasdaq-100 Fund Sub-Account (R03) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)	T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC) (1)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1) (1)	T. Rowe Price Equity Income Portfolio Sub-Account (REI) (1)

Invesco V.I. International Growth Fund I Sub-Account (A21) (1)	T. Rowe Price New America Growth Portfolio Sub-Account (RNA) (1)

Invesco V.I. Mid Cap Core Equity Fund I Sub-Account (A22) (1)	Wanger USA Sub-Account (W42) (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)	Statement of operations and statement of changes in net assets for the period April 30, 2020 (commencement of operations) through December 31, 2020.
(3)

Statement of operations for the period January 1, 2020 to April 30, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation) and the year ended December 31, 2019.

(4)	Statement of changes in net assets for the period January 1, 2019 to July 31, 2019 (date of liquidation).
(5)	Statement of changes in net assets for the period January 1, 2019 to April 30, 2019 (date of liquidation).
(6)

Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the year ended December 31, 2020 and the period April 30, 2019 (commencement of operations) through December 31, 2019.

Basis for Opinions

These financial statements are the responsibility of the Delaware Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Delaware Life Variable Account G based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Delaware Life Variable Account G in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, CT

April 28, 2021

We have served as the auditor of one or more of the subaccounts of Delaware Life Variable Account G since 2013.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

		Assets
	Shares	Cost	Investments at fair value	Total Assets	Net Assets

AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)	1	$18	$35	$35	$35
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	41,153	1,221,889	1,169,975	1,169,975	1,169,975
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	69,799	1,311,641	1,892,950	1,892,950	1,892,950
AB VPS International Value Portfolio (Class A) Sub-Account (IVP)	104	1,297	1,504	1,504	1,504
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	12,321	164,559	312,467	312,467	312,467
AB VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account (ASM)	4,389	77,944	76,325	76,325	76,325
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	28,914	748,863	961,089	961,089	961,089
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	5,381	137,811	240,955	240,955	240,955
American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account (308)	113,380	1,454,071	1,604,333	1,604,333	1,604,333
American Funds Insurance Series Bond Fund Class 2 Sub-Account (301)	197,404	2,219,954	2,315,545	2,315,545	2,315,545
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	12,047	387,197	490,544	490,544	490,544
American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account (307)	567	7,930	9,431	9,431	9,431
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	13,634	313,106	430,289	430,289	430,289
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	2,652	200,790	316,088	316,088	316,088
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	8,188	392,168	447,557	447,557	447,557
American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account (305)	25	248	241	241	241
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	793,869	15,728,735	18,687,680	18,687,680	18,687,680
BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)	44,939	767,797	875,854	875,854	875,854
BlackRock Advantage U.S. Total Market V.I. Fund (Class I) Sub-Account (MSV)	24,718	615,489	679,495	679,495	679,495
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)	56	2,092	2,796	2,796	2,796
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)[1]	-	-	-	-	-
Delaware VIP REIT Series (Standard Class) Sub-Account (DRS)	217,506	2,908,446	2,629,646	2,629,646	2,629,646
Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV)	143,023	5,034,064	4,885,683	4,885,683	4,885,683
Delaware VIP Smid Cap Core Series Standard Class Sub-Account (D37)	71,553	1,416,312	1,770,217	1,770,217	1,770,217
DWS CROCI U.S. VIP Class A Sub-Account (001)	128	1,583	1,650	1,650	1,650
DWS Small Cap Index VIP Class A Sub-Account (SSI)	49,851	756,160	866,915	866,915	866,915
DWS Small Cap Index VIP Class B Sub-Account (D55)	137,303	1,969,290	2,387,699	2,387,699	2,387,699
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	48,586	614,370	583,027	583,027	583,027
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	31,045	611,328	618,731	618,731	618,731
BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG)	27,980	610,700	1,026,299	1,026,299	1,026,299
BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI)	1,789,832	93,577,256	115,032,534	115,032,534	115,032,534
BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA)	101,754	4,195,869	4,800,757	4,800,757	4,800,757
BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account (DSC)	3,042	126,813	151,076	151,076	151,076
BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI)	1,462	41,646	52,162	52,162	52,162
BNY Mellon Variable Investment Fund: Quality Bond Portfolio, Initial Shares Sub-Account (DQB)[3]	-	-	-	-	-
Fidelity VIP Balanced I Class Sub-Account (FVI)	18,092	328,082	421,356	421,356	421,356
Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)	190,268	6,364,443	9,165,232	9,165,232	9,165,232
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	10,750	368,973	502,349	502,349	502,349
Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI)	321,755	6,886,807	7,689,955	7,689,955	7,689,955
Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)	65,054	850,955	918,556	918,556	918,556
Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)	77,770	1,069,904	1,168,885	1,168,885	1,168,885
Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)	185,448	2,720,212	3,121,090	3,121,090	3,121,090
Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)	9,786	200,059	218,818	218,818	218,818
Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)	246	17,587	25,291	25,291	25,291
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	48,600	3,230,899	4,888,150	4,888,150	4,888,150
Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)	86,593	463,689	459,810	459,810	459,810
Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)	76	17,152	28,371	28,371	28,371
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)	3,054,931	39,482,037	43,043,978	43,043,978	43,043,978

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Assets
	Shares	Cost	Investments at fair value	Total Assets	Net Assets

Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)	77,468	$2,556,285	$2,999,546	$2,999,546	$2,999,546
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	19,398,524	19,398,524	19,398,524	19,398,524	19,398,524
Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)	11,873	239,642	314,868	314,868	314,868
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	8,724	179,947	228,996	228,996	228,996
First Eagle Overseas Variable Fund Sub-Account (FE3)	52,329	1,373,997	1,338,588	1,338,588	1,338,588
Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS)	14,238	168,313	193,215	193,215	193,215
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	37,157	524,143	493,441	493,441	493,441
Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF)	382,082	4,550,063	4,363,374	4,363,374	4,363,374
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	43	412	479	479	479
Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS)	215	3,386	3,634	3,634	3,634
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC)	320	6,086	8,627	8,627	8,627
Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE)	7,954	121,493	116,610	116,610	116,610
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	4,217	74,640	84,675	84,675	84,675
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	42,051	2,304,941	3,746,749	3,746,749	3,746,749
Invesco V.I. Comstock Fund Series I Sub-Account (VCP)	54,232	952,620	874,754	874,754	874,754
Invesco V.I. Core Equity Fund I Sub-Account (A39)	5,421	174,035	164,959	164,959	164,959
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	101,993	1,923,693	1,909,312	1,909,312	1,909,312
Invesco V.I. International Growth Fund I Sub-Account (A21)	17,831	638,859	758,163	758,163	758,163
Invesco V.I. Mid Cap Core Equity Fund I Sub-Account (A22)	34,229	400,467	361,798	361,798	361,798
Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84)[3]	-	-	-	-	-
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	2,190	39,649	45,151	45,151	45,151
Invesco V.I. Value Opportunities Fund Series I Sub-Account (AI6)[1]	-	-	-	-	-
Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)	12,724	198,825	204,093	204,093	204,093
JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account (JM7)	134,096	1,507,194	1,593,055	1,593,055	1,593,055
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	41,283	785,451	995,331	995,331	995,331
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	11,481	282,760	429,374	429,374	429,374
Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)	287,477	6,038,382	6,011,146	6,011,146	6,011,146
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	85,947,318	85,947,318	85,947,318	85,947,318	85,947,318
MFS VIT Total Return Series Initial Class Sub-Account (M07)	189,933	4,478,133	4,942,056	4,942,056	4,942,056
MFS VIT Total Return Series Service Class Sub-Account (M35)	245,452	5,672,062	6,259,029	6,259,029	6,259,029
MFS VIT I Growth Series Initial Class Sub-Account (M31)	19,126	740,695	1,411,702	1,411,702	1,411,702
MFS VIT I Growth Series Service Class Sub-Account (M80)	18,738	861,391	1,315,939	1,315,939	1,315,939
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	219,554	2,174,701	2,775,164	2,775,164	2,775,164
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	33,391	309,227	385,004	385,004	385,004
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	5,257	88,273	124,121	124,121	124,121
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	363,433	4,731,721	5,131,671	5,131,671	5,131,671
MFS VIT I Research Series Initial Class Sub-Account (M33)	492	13,506	16,168	16,168	16,168
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	17,345	486,186	612,816	612,816	612,816
MFS VIT I Utilities Series Service Class Sub-Account (M40)	560	15,920	19,416	19,416	19,416
MFS VIT I Value Series Initial Class Sub-Account (M83)	515,343	9,877,372	10,512,990	10,512,990	10,512,990
MFS VIT I Value Series Service Class Sub-Account (M08)	69,300	1,317,074	1,383,234	1,383,234	1,383,234
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	301	13,235	17,248	17,248	17,248
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	6,479	307,221	367,234	367,234	367,234
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	632,949	7,477,708	8,044,781	8,044,781	8,044,781
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	59,299	711,314	743,610	743,610	743,610
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	50,634	1,166,534	1,392,434	1,392,434	1,392,434
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	22,936	371,514	396,338	396,338	396,338
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	22,692	567,946	708,657	708,657	708,657
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	95,369	2,925,316	3,294,055	3,294,055	3,294,055
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	699,426	8,959,725	8,994,612	8,994,612	8,994,612
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	1,984	24,754	25,374	25,374	25,374

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

		Assets
	Shares	Cost	Investments at fair value	Total Assets	Net Assets
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	660,058	$3,628,961	$3,749,132	$3,749,132	$3,749,132
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	137,824	754,894	773,192	773,192	773,192
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	148,536	1,931,996	2,389,945	2,389,945	2,389,945
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	123,568	1,588,175	1,964,737	1,964,737	1,964,737
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	417,612	10,404,314	14,637,284	14,637,284	14,637,284
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	1,622	28,910	40,651	40,651	40,651
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	22,644	395,424	558,623	558,623	558,623
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	158,291	2,647,899	2,871,395	2,871,395	2,871,395
MFS VIT II Income Portfolio S Class Sub-Account (MA7) ²	3,835	37,489	40,000	40,000	40,000
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	223,042	2,529,273	2,433,388	2,433,388	2,433,388
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	515,833	7,152,604	7,727,177	7,727,177	7,727,177
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	1,535,160	15,756,686	16,042,424	16,042,424	16,042,424
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	345,290	2,776,888	2,966,038	2,966,038	2,966,038
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG)	17,725	262,599	522,696	522,696	522,696
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)	825	21,664	32,830	32,830	32,830
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR)[1]	-	-	-	-	-
Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM)[1]	-	-	-	-	-
Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE)	372	9,607	11,411	11,411	11,411
Invesco Oppenheimer V.I. Capital Appreciation Fund, Series I Sub-Account (O01)	27,887	1,540,051	1,961,540	1,961,540	1,961,540
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	1,305	94,502	139,531	139,531	139,531
Invesco Oppenheimer V.I. Global Fund, Series I Sub-Account (OGS)	52,463	2,091,616	2,734,357	2,734,357	2,734,357
Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC)	61,547	1,399,284	1,687,619	1,687,619	1,687,619
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	122,265	750,966	739,705	739,705	739,705
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	65,702	829,963	883,034	883,034	883,034
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	872,096	10,940,842	12,139,570	12,139,570	12,139,570
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	2,900,590	31,672,527	33,617,840	33,617,840	33,617,840
Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP)	137,401	959,020	1,018,140	1,018,140	1,018,140
Rydex VT Nova Fund Sub-Account (R02)[1]	-	-	-	-	-
Rydex VT Nasdaq-100 Fund Sub-Account (R03)	450	19,035	28,246	28,246	28,246
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	464,707	15,750,918	23,565,313	23,565,313	23,565,313
T. Rowe Price Equity Income Portfolio Sub-Account (REI)	98,437	2,708,618	2,580,036	2,580,036	2,580,036
T. Rowe Price New America Growth Portfolio Sub-Account (RNA)	1,089	30,709	43,185	43,185	43,185
Wanger USA Sub-Account (W42)	4,579	103,086	112,774	112,774	112,774

1This Sub-Account is active but had zero balance at December 31, 2020, and no activity for the years ended December 31, 2020 and 2019. Therefore,        this Sub-Account is not presented in the Statements of Operations and Statements of Changes in Net Assets.

2This Sub-Account had a name change in 2020. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

3This Sub-Account closed in 2020 due to merger. Refer to Note 1 for details on merged and liquidated Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Net Assets

A70 [4]	-	$35
A71	30,561	1,169,975
AM2	38,588	1,892,950
IVP	133	1,504
A19	3,112	312,467
ASM	3,071	76,325
A54	18,536	961,089
A51	5,346	240,955
308	42,300	1,604,333
301	128,125	2,315,545
304	9,413	490,544
307	247	9,431
306	9,510	430,289
303	4,301	316,088
302	9,783	447,557
305	9	241
300	642,010	18,687,680
BLG	33,594	875,854
MSV	15,390	679,495
C89	117	2,796
C58	-	-
DRS	78,058	2,629,646
DSV	121,697	4,885,683
D37	32,175	1,770,217
001	98	1,650
SSI	20,900	866,915
D55	42,931	2,387,699
S61	18,792	583,027
D18	18,437	618,731
DTG	12,128	1,026,299
DSI	2,887,946	115,032,534
DCA	94,996	4,800,757
DSC	4,266	151,076
DGI	1,188	52,162
FVI	10,280	421,356
FCN	93,517	9,165,232
F24	7,290	502,349
FEI	255,154	7,689,955

The accompanying notes are an integral part of these financial statements.

 DELAWARE LIFE VARIABLE ACCOUNT G

 (A Separate Account of Delaware Life Insurance Company)

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

 DECEMBER 31, 2020

	Units	Net Assets

FF1	37,463	$918,556
FF2	46,413	1,168,885
FF3	113,260	3,121,090
FVG	5,948	218,818
FGP	309	25,291
F99	76,816	4,888,150
FHI	17,044	459,810
FIP	426	28,371
FIG	1,359,147	43,043,978
FMC	89,291	2,999,546
FM8	1,565,418	19,398,524
FOF	10,998	314,868
F91	6,524	228,996
FE3	55,257	1,338,588
TFS	9,174	193,215
T20	17,242	493,441
TSF	125,132	4,363,374
F56	15	479
FSS	135	3,634
FSC	152	8,627
FRE	7,260	116,610
G31	1,796	84,675
V15	98,560	3,746,749
VCP	27,224	874,754
A39	3,872	164,959
IB1	55,337	1,909,312
A21	17,662	758,163
A22	11,294	361,798
I76	1,607	45,151
AI6	-	-
MVP	7,009	204,093
JM7	93,943	1,593,055
J43	20,616	995,331
J32	7,441	429,374
LRI	292,330	6,011,146
MD8	6,202,617	85,947,318

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Net Assets

M07	277,537	$4,942,056
M35	357,972	6,259,029
M31	34,106	1,411,702
M80	32,467	1,315,939
MF1	67,948	2,775,164
M41	9,474	385,004
M42	4,501	124,121
M06	381,682	5,131,671
M33	547	16,168
M44	41,108	612,816
M40	1,324	19,416
M83	432,374	10,512,990
M08	81,106	1,383,234
MB6	408	17,248
MB7	8,130	367,234
MC0	349,507	8,044,781
MA0	29,491	743,610
MC1	41,460	1,392,434
MC3	20,696	396,338
MC6	9,300	708,657
MC9	86,396	3,294,055
M96	317,045	8,994,612
MD2	1,280	25,374
MA6	250,279	3,749,132
MA3	22,339	773,192
M97	85,241	2,389,945
MD5	46,872	1,964,737
M98	535,609	14,637,284
MD6	919	40,651
MB3	10,349	558,623
ME2	98,339	2,871,395
MA7	1,673	40,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020

	Units	Net Assets

MB8	72,231	$2,433,388
MF6	121,506	7,727,177
MF2	1,206,297	16,042,424
MG3	106,235	2,966,038
VMG	3,931	522,696
NMC	450	32,830
NAR	-	-
NLM	-	-
NSE	872	11,411
O01	43,002	1,961,540
O00	9,411	139,531
OGS	56,243	2,734,357
OSC	34,557	1,687,619
P10	104,135	739,705
PK8	38,126	883,034
P06	523,148	12,139,570
P07	1,353,383	33,617,840
SCP	46,015	1,018,140
R02	-	-
R03	498	28,246
TBC	429,814	23,565,313
REI	61,545	2,580,036
RNA	633	43,185
W42	2,765	112,774

4Unit amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020

	A70 Sub-Account	A71 Sub-Account	AM2 Sub-Account

Income:
Dividend income	$-	$13,593	$18,639

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	-	(20,629)	124,346
Realized gain distributions	3	55,766	145,526
Net realized gains (losses)	3	35,137	269,872

Net change in unrealized appreciation/ (depreciation)	7	(27,990)	181,579

Net realized and change in unrealized gains (losses)	10	7,147	451,451

Net increase (decrease) in net assets from operations	$10	$20,740	$470,090

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	IVP Sub-Account	A19 Sub-Account	ASM Sub-Account

Income:
Dividend income	$22	$-	$735

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6)	2,068	(49,596)
Realized gain distributions	-	17,577	3,365
Net realized gains (losses)	(6)	19,645	(46,231)

Net change in unrealized appreciation/ (depreciation)	132	89,998	19,146

Net realized and change in unrealized gains (losses)	126	109,643	(27,085)

Net increase (decrease) in net assets from operations	$148	$109,643	$(26,350)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	A54 Sub-Account	A51 Sub-Account	308 Sub-Account

Income:
Dividend income	$-	$2,153	$24,903

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,864	27,258	(19,436)
Realized gain distributions	104,043	14,445	16,870
Net realized gains (losses)	132,907	41,703	(2,566)

Net change in unrealized appreciation/ (depreciation)	202,626	63,332	150,662

Net realized and change in unrealized gains (losses)	335,533	105,035	148,096

Net increase (decrease) in net assets from operations	$335,533	$107,188	$172,999

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	301 Sub-Account	304 Sub-Account	307 Sub-Account

Income:
Dividend income	$44,376	$2,019	$506

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	30,588	53,940	(8,800)
Realized gain distributions	15,410	15,290	3,501
Net realized gains (losses)	45,998	69,230	(5,299)

Net change in unrealized appreciation/ (depreciation)	63,568	71,198	(9,241)

Net realized and change in unrealized gains (losses)	109,566	140,428	(14,540)

Net increase (decrease) in net assets from operations	$153,942	$142,447	$(14,034)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	306 Sub-Account	303 Sub-Account	302 Sub-Account

Income:
Dividend income	$612	$875	$5,391

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	10,569	16,494	(1,120)
Realized gain distributions	22,849	6,721	9,958
Net realized gains (losses)	33,418	33,418	8,838

Net change in unrealized appreciation/ (depreciation)	70,507	92,236	25,050

Net realized and change in unrealized gains (losses)	103,925	115,451	33,888

Net increase (decrease) in net assets from operations	$104,537	$116,326	$39,279

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	305 Sub-Account	300 Sub-Account	BLG Sub-Account

Income:
Dividend income	$22	$103,846	$10,102

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,681)	178,752	1,699
Realized gain distributions	-	-	41,178
Net realized gains (losses)	(7,681)	178,752	42,877

Net change in unrealized appreciation/ (depreciation)	7,960	1,761,791	99,578

Net realized and change in unrealized gains (losses)	279	1,940,543	142,455

Net increase (decrease) in net assets from operations	$301	$2,044,389	$152,557

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MSV Sub-Account	C89 Sub-Account	C58 Sub-Account

Income:
Dividend income	$6,951	$-	$-

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(614)	84	(3)
Realized gain distributions	39,726	-	-
Net realized gains (losses)	39,112	84	(3)

Net change in unrealized appreciation/ (depreciation)	67,189	545	(2)

Net realized and change in unrealized gains (losses)	106,301	629	(5)

Net increase (decrease) in net assets from operations	$113,252	$629	$(5)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	DRS Sub-Account	DSV Sub-Account	D37 Sub-Account

Income:
Dividend income	$51,139	$51,891	$7,020

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(136,006)	(213,157)	(263,122)
Realized gain distributions	135,008	225,113	29,989
Net realized gains (losses)	(998)	11,956	(233,133)

Net change in unrealized appreciation/ (depreciation)	(380,413)	(88,880)	413,006

Net realized and change in unrealized gains (losses)	(381,411)	(76,924)	179,873

Net increase (decrease) in net assets from operations	$(330,272)	$(25,033)	$186,893

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	001 Sub-Account	SSI Sub-Account	D55 Sub-Account

Income:
Dividend income	$29	$7,752	$19,011

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(102)	(4,722)	(58,451)
Realized gain distributions	65	71,734	216,532
Net realized gains (losses)	(37)	67,012	158,081

Net change in unrealized appreciation/ (depreciation)	(39)	76,211	285,552

Net realized and change in unrealized gains (losses)	(76)	143,223	443,633

Net increase (decrease) in net assets from operations	$(47)	$150,975	$462,644

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	S61	D18	DTG
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$12,388	$4,521	$1,905

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(295,820)	(15,853)	60,412
Realized gain distributions	72,002	-	76,024
Net realized gains (losses)	(223,818)	(15,853)	136,436

Net change in unrealized appreciation/ (depreciation)	107,021	48,353	302,587

Net realized and change in unrealized gains (losses)	(116,797)	32,500	439,023

Net increase (decrease) in net assets from operations	$(104,409)	$37,021	$440,928

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	DSI	DCA	DSC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,583,953	$32,331	$788

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	694,129	9,6003	1,858
Realized gain distributions	6,065,548	26,822
Net realized gains (losses)	6,759,677	336,422	1,858

Net change in unrealized appreciation/ (depreciation)	9,409,701	561,085	21,485

Net realized and change in unrealized gains (losses)	16,169,378	897,507	23,343

Net increase (decrease) in net assets from operations	$17,753,331	$929,838	$24,131

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	DGI	DQB	FVI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$333	$105	$5,587

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	128	579	25,093
Realized gain distributions	3,084	-	6,765
Net realized gains (losses)	3,212	579	31,858

Net change in unrealized appreciation/ (depreciation)	6,985	(212)	48,972

Net realized and change in unrealized gains (losses)	10,197	367	80,830

Net increase (decrease) in net assets from operations	$10,530	$4 72	$86,417

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FCN	F24	FEI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$19,713	$405	$123,000

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	572,855	17,238	(28,391)
Realized gain distributions	40,100	2,702	299,731
Net realized gains (losses)	612,955	19,940	271,340

Net change in unrealized appreciation/ (depreciation)	1,622,261	114,379	41,694

Net realized and change in unrealized gains (losses)	2,235,216	134,319	313,034

Net increase (decrease) in net assets from operations	$2,254,929	$134,724	$436,034

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FF1	FF2	FF3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$10,959	$13,940	$34,411

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,948	21,181	18,448
Realized gain distributions	29,722	80,317	162,587
Net realized gains (losses)	31,670	101,498	181,035

Net change in unrealized appreciation/ (depreciation)	50,970	15,952	197,196

Net realized and change in unrealized gains (losses)	82,640	117,450	378,231

Net increase (decrease) in net assets from operations	$93,599	$131,390	$412,642

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FVG	FGP	F99
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$4,019	$12	$1,902

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,208	511	318,876
Realized gain distributions	9,225	1,540	432,642
Net realized gains (losses)	10,433	2,051	751,518

Net change in unrealized appreciation/ (depreciation)	3,245	5,474	816,547

Net realized and change in unrealized gains (losses)	13,678	7,525	1,568,065

Net increase (decrease) in net assets from operations	$17,697	$7,537	$1,569,967

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FHI	FIP	FIG
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$21,590	$24,316	$916,958
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,582)	1,483,274	493,492
Realized gain distributions	-	22,998	15,429
Net realized gains (losses)	(4,582)	1,506,272	508,921

Net change in unrealized appreciation/ (depreciation)	(3,448)	(2,218,140)	2,219,234

Net realized and change in unrealized gains (losses)	(8,030)	(711,868)	2,728,155

Net increase (decrease) in net assets from operations	$13,560	$(687,552)	$3,645,113

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FMC	FM8	FOF
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$17,367	$55,924	$1,145

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(260,411)	-	121
Realized gain distributions	-	-	1,102
Net realized gains (losses)	$(260,411)	-	1,223

Net change in unrealized appreciation/ (depreciation)	572,704	-	36,440

Net realized and change in unrealized gains (losses)	312,293	-	37,663

Net increase (decrease) in net assets from operations	$329,660	$55,924	$38,808

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	F91	FE3	TFS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$447	$33,364	$6,475

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	145,662	(6,800)	7,067
Realized gain distributions	3,171	58,984	-
Net realized gains (losses)	148,833	52,184	7,067

Net change in unrealized appreciation/ (depreciation)	(138,051)	4,180	(32,701)

Net realized and change in unrealized gains (losses)	10,782	56,364	(25,634)

Net increase (decrease) in net assets from operations	$11,229	$89,728	$(19,159)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	T20	TSF	F56
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$15,947	$119,129	$11

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,751)	(314,356)	(5)
Realized gain distributions	-	-	-
Net realized gains (losses)	(8,751)	(314,356)	(5)

Net change in unrealized appreciation/ (depreciation)	(23,926)	391,115	36

Net realized and change in unrealized gains (losses)	(32,677)	76,759	31

Net increase (decrease) in net assets from operations	$(16,730)	$195,888	$42

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	FSS	FSC	FRE
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$94	$-	$3,750

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(257)	18	(11,420)
Realized gain distributions	118	699	11,031
Net realized gains (losses)	(139)	717	(389)

Net change in unrealized appreciation/ (depreciation)	207	2,332	(15,320)

Net realized and change in unrealized gains (losses)	68	3,049	(15,709)

Net increase (decrease) in net assets from operations	$162	$3,049	$(11,959)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	G31	V15	VCP
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$671	$2,210	$18,749

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,904	1,193,684	(3,723)
Realized gain distributions	3,371	230,589	20,568
Net realized gains (losses)	5,275	1,424,273	16,845

Net change in unrealized appreciation/ (depreciation)	7,071	(271,870)	(45,850)

Net realized and change in unrealized gains (losses)	12,346	1,152,403	(29,005)

Net increase (decrease) in net assets from operations	$13,017	$1,154,613	$(10,256)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	A39	IB1	A21
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$1,967	$41,506	$15,675

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	771	(139,343)	11,740
Realized gain distributions	33,925	30,556	15,102
Net realized gains (losses)	34,696	(108,787)	26,842

Net change in unrealized appreciation/ (depreciation)	(16,353)	96,289	51,402

Net realized and change in unrealized gains (losses)	18,343	(12,498)	78,244

Net increase (decrease) in net assets from operations	$20,310	$29,008	$93,919

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	A22	I84	I76
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$2,208	$-	$127

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,971)	(21,875)	(382)
Realized gain distributions	62,506	28,146	3,161
Net realized gains (losses)	60,535	6,271	2,779

Net change in unrealized appreciation/ (depreciation)	(27,281)	(11,623)	6,506

Net realized and change in unrealized gains (losses)	33,254	(5,352)	9,285

Net increase (decrease) in net assets from operations	$35,462	$(5,352)	$9,412

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MVP	JM7	J43
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$2,156	$30,541	$7,494

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(924)	613,831	19,705
Realized gain distributions	3,230	-	49,355
Net realized gains (losses)	2,306	613,831	69,060

Net change in unrealized appreciation/ (depreciation)	1,316	(126,105)	40,015

Net realized and change in unrealized gains (losses)	3,622	487,726	109,075

Net increase (decrease) in net assets from operations	$5,778	$518,267	$116,569

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	J32	LRI	MD8
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$2,723	$150,743	$174,182

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14,243	(213,094)	(5)
Realized gain distributions	21,961	-	-
Net realized gains (losses)	36,204	(213,094)	(5)

Net change in unrealized appreciation/ (depreciation)	47,600	(231,072)	-

Net realized and change in unrealized gains (losses)	83,804	(444,166)	(5)

Net increase (decrease) in net assets from operations	$86,527	$(293,423)	$174,177

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$109,017	$120,277	$-

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	158,254	78,207	41,115
Realized gain distributions	126,331	156,630	79,456
Net realized gains (losses)	284,585	234,837	120,571

Net change in unrealized appreciation/ (depreciation)	73,892	179,259	226,526

Net realized and change in unrealized gains (losses)	358,477	414,096	347,097

Net increase (decrease) in net assets from operations	$467,494	$534,373	$347,097

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M80	MF1	M41
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$-	$-

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,704	492,574	113,819
Realized gain distributions	77,410	169,191	26,131
Net realized gains (losses)	91,114	661,765	139,950

Net change in unrealized appreciation/ (depreciation)	225,063	114,938	(17,524)

Net realized and change in unrealized gains (losses)	316,177	776,703	122,426

Net increase (decrease) in net assets from operations	$316,177	$776,703	$122,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$-	$179,626	$115

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	77,639	34,181	4,142
Realized gain distributions	10,593	-	633

Net realized gains (losses)	88,232	34,181	4,775
Net change in unrealized appreciation/ (depreciation)	2,479	211,017	(2,382)

Net realized and change in unrealized gains (losses)	90,711	245,198	2,393

Net increase (decrease) in net assets from operations	$90,711	$424,824	$2,508

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$13,647	$396	$149,729

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,584	(9)	54,508
Realized gain distributions	14,230	468	419,640
Net realized gains (losses)	36,814	459	474,148

Net change in unrealized appreciation/ (depreciation)	(9,057)	721	(363,332)

Net realized and change in unrealized gains (losses)	27,757	1,180	110,816

Net increase (decrease) in net assets from operations	$41,404	$1,576	$260,545

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$16,915	$257	$4,584

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,211)	840	5,254
Realized gain distributions	56,846	816	17,132
Net realized gains (losses)	52,635	1,656	22,386

Net change in unrealized appreciation/ (depreciation)	(28,881)	355	21,204

Net realized and change in unrealized gains (losses)	23,754	2,011	43,590

Net increase (decrease) in net assets from operations	$40,669	$2,268	$48,174

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MC0	MA0	MC1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$267,900	$24,059	$6,000

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	22,343	1,890	69,102
Realized gain distributions	21,436	2,079	61,710
Net realized gains (losses)	43,779	3,969	130,812

Net change in unrealized appreciation/ (depreciation)	464,997	28,535	82,455

Net realized and change in unrealized gains (losses)	508,776	32,504	213,267

Net increase (decrease) in net assets from operations	$776,676	$56,563	$219,267

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MC3	MC6	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,577	$2,949	$32,177

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,311)	4,875	289,899
Realized gain distributions	18,362	58,278	194,834
Net realized gains (losses)	17,051	63,153	484,733

Net change in unrealized appreciation/ (depreciation)	15,297	63,603	(31,212)

Net realized and change in unrealized gains (losses)	32,348	126,756	453,521

Net increase (decrease) in net assets from operations	$42,925	$129,705	$485,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M96	MD2	MA6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$259,135	$2,008	$172,136

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(60,267)	374	(59,120)
Realized gain distributions	-	-	-
Net realized gains (losses)	(60,267)	374	(59,120)

Net change in unrealized appreciation/ (depreciation)	371,593	1,869	71,750

Net realized and change in unrealized gains (losses)	311,326	2,243	12,630

Net increase (decrease) in net assets from operations	$570,461	$4,251	$184,766

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MA3	M97	MD5
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$40,363	$29,522	$23,188

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,131	17,429	70,994
Realized gain distributions		26,857	24,453
Net realized gains (losses)	3,131	44,286	95,447

Net change in unrealized appreciation/ (depreciation)	15,668	261,221	138,424

Net realized and change in unrealized gains (losses)	18,799	305,507	233,871

Net increase (decrease) in net assets from operations	$59,162	$335,029	$257,059

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	M98	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$127,957	$157	$1,089

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	91,269	284	14,959
Realized gain distributions	257,846	3,319	47,897
Net realized gains (losses)	349,115	3,603	62,856

Net change in unrealized appreciation/ (depreciation)	2,003,406	3,761	38,303

Net realized and change in unrealized gains (losses)	2,352,521	7,364	101,159

Net increase (decrease) in net assets from operations	$2,480,478	$7,521	$102,248

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	ME2	MA7	MB8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$49,593	$1,365	$18,582

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	99,210	185	(417,742)
Realized gain distributions	83,051	-	168,577
Net realized gains (losses)	182,261	185	(249,165)

Net change in unrealized appreciation/ (depreciation)	62,501	1,748	147,830

Net realized and change in unrealized gains (losses)	244,762	1,933	(101,335)

Net increase (decrease) in net assets from operations	$294,355	$3,298	$(82,753)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	MF6	MF2	MG3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$316,960	$498,262	$33,919

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	961,425	4,054	(27,037)
Realized gain distributions	169,477	-	114,861
Net realized gains (losses)	1,130,902	4,054	87,824

Net change in unrealized appreciation/ (depreciation)	(1,306,209)	154,404	(49,983)

Net realized and change in unrealized gains (losses)	(175,307)	158,458	37,841

Net increase (decrease) in net assets from operations	$141,653	$656,720	$71,760

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	VMG	NMC	NSE
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$-	$-	$58

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	111,165	27	(486)
Realized gain distributions	28,597	1,326	401
Net realized gains (losses)	139,762	1,353	(85)

Net change in unrealized appreciation/ (depreciation)	256,180	8,132	1,378

Net realized and change in unrealized gains (losses)	395,942	9,485	1,293

Net increase (decrease) in net assets from operations	$395,942	$9,485	$1,351

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	O01	O00	OGS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$-	$-	$15,624

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,882	398	(5,068)
Realized gain distributions	247,823	-	81,406
Net realized gains (losses)	274,705	398	76,338

Net change in unrealized appreciation/ (depreciation)	271,192	45,029	492,066

Net realized and change in unrealized gains (losses)	545,897	45,427	568,404

Net increase (decrease) in net assets from operations	$545,897	$45,427	$584,028

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	OSC	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,686	$33,009	$40,909

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23,309)	(12,467)	7,658
Realized gain distributions	19,675	-	-
Net realized gains (losses)	(3,634)	(12,467)	7,658

Net change in unrealized appreciation/ (depreciation)	321,944	19,591	21,070

Net realized and change in unrealized gains (losses)	318,310	7,124	28,728

Net increase (decrease) in net assets from operations	$326,996	$40,133	$69,637

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	P06	P07	SCP
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$176,147	$662,855	$9,247

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	260,335	119,859	(209,085)
Realized gain distributions	-	361,711	16,828
Net realized gains (losses)	260,335	481,570	(192,257)

Net change in unrealized appreciation/ (depreciation)	954,692	1,405,534	103,002

Net realized and change in unrealized gains (losses)	1,215,027	1,887,104	(89,255)

Net increase (decrease) in net assets from operations	$1,391,174	$2,549,959	$(80,008)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	R02	R03	TBC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$-	$67	$-

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	16,129	58	3,354,976
Realized gain distributions		2,654	729,879
Net realized gains (losses)	16,129	2,712	4,084,855

Net change in unrealized appreciation/ (depreciation)	(14,506)	6,021	2,504,530

Net realized and change in unrealized gains (losses)	1,623	8,733	6,589,385

Net increase (decrease) in net assets from operations	$1,623	$8,800	$6,589,385

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2020

	REI	RNA	W42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$53,227	$-	$-

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39,619)	570	(864)
Realized gain distributions	54,563	6,345	9,385
Net realized gains (losses)	14,944	6,915	8,521

Net change in unrealized appreciation/ (depreciation)	(47,394)	6,478	15,407

Net realized and change in unrealized gains (losses)	(32,450)	13,393	23,928

Net increase (decrease) in net assets from operations	$20,777	$13,393	$23,928

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A70 Sub-Account		A71 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$-	$13,593	$11,562
Net realized gains (losses)	3	1	35,137	122,760
Net change in unrealized appreciation/ (depreciation)	7	5	(27,990)	78,244
Increase (decrease) in net assets from operations	10	6	20,740	212,566

Contract Owner Transactions:

Purchase payments received	-	-	62,604	75,929
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	(82,296)	108,849
Withdrawals, surrenders and contract charges	-	-	-	(27,327)
Mortality and expense risk charges	-	-	(3,977)	(4,004)
Cost of insurance charges	-	-	(18,194)	(19,057)
Net increase (decrease) from contract owner transactions	-	-	(41,863)	134,390

Total increase (decrease) in net assets	10	6	(21,123)	346,956

Net assets at beginning of year	25	19	1,191,098	844,142
Net assets at end of year	$35	$25	$1,169,975	$1,191,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	AM2 Sub-Account		IVP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$18,639	$4,371	$22	$7
Net realized gains (losses)	269,872	73,316	(6)	(124,367)
Net change in unrealized appreciation/ (depreciation)	181,579	301,293	132	172,622
Increase (decrease) in net assets from operations	470,090	378,980	148	48,262

Contract Owner Transactions:

Purchase payments received	837	420	660	400
Transfers between Sub-Accounts
(including the Fixed Account), net	(209,859)	(45,309)	1	(907,626)
Withdrawals, surrenders and contract charges	(47,282)	(33,054)	-	-
Mortality and expense risk charges	(4,256)	(3,906)	(4)	(386)
Cost of insurance charges	(38,436)	(35,568)	(132)	(4,970)
Net increase (decrease) from contract owner transactions	(298,996)	(117,417)	525	(912,582)

Total increase (decrease) in net assets	171,094	261,563	673	(864,320)

Net assets at beginning of year	1,721,856	1,460,293	831	865,151
Net assets at end of year	$1,892,950	$1,721,856	$1,504	$831

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A19 Sub-Account		ASM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)		$-	$735	$1,233
Net realized gains (losses)	19,645	28,112	(46,231)	22,738
Net change in unrealized appreciation/ (depreciation)	89,998	27,715	19,146	14,824
Increase (decrease) in net assets from operations	109,643	55,827	(26,350)	38,795

Contract Owner Transactions:

Purchase payments received	135	97	3,436	10,306
Transfers between Sub-Accounts
(including the Fixed Account), net	1	-	(43,165)	(24,754)
Withdrawals, surrenders and contract charges	-	-	(81,157)	-
Mortality and expense risk charges	(580)	(481)	(325)	(929)
Cost of insurance charges	(4,525)	(3,656)	(2,818)	(5,057)
Net increase (decrease) from contract owner transactions	(4,969)	(4,040)	(124,029)	(20,434)

Total increase (decrease) in net assets	104,674	51,787	(150,379)	18,361

Net assets at beginning of year	207,793	156,006	226,704	208,343
Net assets at end of year	$312,467	$207,793	$76,325	$226,704

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A54 Sub-Account		A51Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$-	$2,153	$-
Net realized gains (losses)	132,907	63,652	41,703	16,463
Net change in unrealized appreciation/ (depreciation)	202,626	45,689	63,332	30,505
Increase (decrease) in net assets from operations	335,533	109,341	107,188	46,968

Contract Owner Transactions:

Purchase payments received	246	126	10,544	9,512
Transfers between Sub-Accounts (including the Fixed Account), net	172,371	1,811	(72,402)	4,074
Withdrawals, surrenders and contract charges	(8,949)	-	-	-
Mortality and expense risk charges	-	-	(806)	(712)
Cost of insurance charges	(132)	(71)	(4,563)	(4,022)
Net increase (decrease) from contract owner transactions	163,536	1,866	(67,227)	8,852

Total increase (decrease) in net assets	499,069	111,207	39,961	55,820

Net assets at beginning of year	462,020	350,813	200,994	145,174
Net assets at end of year	$961,089	$462,020	$240,955	$200,994

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	308 Sub-Account		301Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$24,903	$27,004	$44,376	$17,721
Net realized gains (losses)	(2,566)	99,851	45,998	5,670
Net change in unrealized appreciation/ (depreciation)	150,662	122,278	63,568	33,360
Increase (decrease) in net assets from operations	172,999	249,133	153,942	56,751

Contract Owner Transactions:

Purchase payments received	232,961	54,938	74,016	781
Transfers between Sub-Accounts (including the Fixed Account), net	5,197	(35,317)	1,495,226	33,213
Withdrawals, surrenders and contract charges	(198,394)	-	(71,246)	-
Mortality and expense risk charges	(2,353)	(2,881)	(5,083)	(1,748)
Cost of insurance charges	(13,379)	(15,540)	(28,785)	(12,178)
Net increase (decrease) from contract owner transactions	24,032	1,200	1,464,128	20,068

Total increase (decrease) in net assets	197,031	250,333	1,618,070	76,819

Net assets at beginning of year	1,407,302	1,156,969	697,475	620,656
Net assets at end of year	$1,604,333	$1,407,302	$2,315,545	$697,475

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	304 Sub-Account		307 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,019	$4,196	$506	$2,753
Net realized gains (losses)	69,230	11,919	(5,299)	11,457
Net change in unrealized appreciation/ (depreciation)	71,198	113,717	(9,241)	20,421
Increase (decrease) in net assets from operations	142,447	129,832	(14,034)	34,631

Contract Owner Transactions:

Purchase payments received	20,011	19,670	6,854	20,977
Transfers between Sub-Accounts (including the Fixed Account), net	(62,172)	(215,790)	(106,188)	20,095
Withdrawals, surrenders and contract charges	-	-	(33,463)	-
Mortality and expense risk charges	(1,692)	(1,450)	(270)	(518)
Cost of insurance charges	(10,633)	(8,910)	(2,097)	(3,846)
Net increase (decrease) from contract owner transactions	(54,486)	(206,480)	(135,164)	36,708

Total increase (decrease) in net assets	87,961	(76,648)	(149,198)	71,339

Net assets at beginning of year	402,583	479,231	158,629	87,290
Net assets at end of year	$490,544	$402,583	$9,431	$158,629

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	306 Sub-Account		303 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$612	$516	$875	$2,815
Net realized gains (losses)	33,418	24,478	23,215	56,360
Net change in unrealized appreciation/ (depreciation)	70,507	61,692	92,236	68,963
Increase (decrease) in net assets from operations	104,537	86,686	116,326	128,138

Contract Owner Transactions:

Purchase payments received	16,425	16,425	5,318	5,284
Transfers between Sub-Accounts (including the Fixed Account), net	(34,098)	(7,219)	(107,462)	(205,961)
Withdrawals, surrenders and contract charges	-	-	(15,834)	(29,153)
Mortality and expense risk charges	(1,354)	(1,230)	(332)	(521)
Cost of insurance charges	(7,306)	(6,938)	(21,200)	(17,706)
Net increase (decrease) from contract owner transactions	(26,333)	1,038	(139,510)	(248,057)

Total increase (decrease) in net assets	78,204	87,724	(23,184)	(119,919)

Net assets at beginning of year	352,085	264,361	339,272	459,191
Net assets at end of year	$430,289	$352,085	$316,088	$339,272

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	302 Sub-Account		305 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$5,391	$10,911	$22	$8,496
Net realized gains (losses)	8,838	77,784	(7,681)	(314)
Net change in unrealized appreciation/ (depreciation)	25,050	98,926	7,960	7,364
Increase (decrease) in net assets from operations	39,279	187,621	301	15,546

Contract Owner Transactions:

Purchase payments received	1,696	377	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	81,910	(348,679)	-	-
Withdrawals, surrenders and contract charges	(343,125)	-	(137,066)	-
Mortality and expense risk charges	(1,490)	(2,512)	(5)	(596)
Cost of insurance charges	(24,786)	(34,110)	(180)	(2,461)
Net increase (decrease) from contract owner transactions	(285,795)	(384,924)	(137,251)	(3,057)

Total increase (decrease) in net assets	(246,516)	(197,303)	(136,950)	12,489

Net assets at beginning of year	694,073	891,376	137,191	124,702
Net assets at end of year	$447,557	$694,073	$241	$137,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	300 Sub-Account		BLG Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$103,846	$255,955	$10,102	$8,971
Net realized gains (losses)	178,752	374,995	42,877	18,585
Net change in unrealized appreciation/ (depreciation)	1,761,791	3,109,344	99,578	118,819
Increase (decrease) in net assets from operations	2,044,389	3,740,294	152,557	146,375

Contract Owner Transactions:

Purchase payments received	13,377	12,822	28,855	99,572
Transfers between Sub-Accounts (including the Fixed Account), net	(1,195,230)	(1,655,552)	45,140	(437,936)
Withdrawals, surrenders and contract charges	(396,298)	(359,449)	(18,057)	(19,618)
Mortality and expense risk charges	(24,135)	(33,693)	(1,233)	(1,934)
Cost of insurance charges	(446,136)	(497,875)	(57,542)	(54,502)
Net increase (decrease) from contract owner transactions	(2,048,422)	(2,533,747)	(2,837)	(414,418)

Total increase (decrease) in net assets	(4,033)	1,206,547	149,720	(268,043)

Net assets at beginning of year	18,691,713	17,485,166	726,134	994,177
Net assets at end of year	$18,687,680	$18,691,713	$875,854	$726,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MSV Sub-Account		C89 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$6,951	$9,228		$-
Net realized gains (losses)	39,112	44,056	84	25
Net change in unrealized appreciation/ (depreciation)	67,189	75,623	545	179
Increase (decrease) in net assets from operations	113,252	128,907	629	204

Contract Owner Transactions:

Purchase payments received	3,527	2,671	1,327	952
Transfers between Sub-Accounts (including the Fixed Account), net	-	87	1	-
Withdrawals, surrenders and contract charges	(4,259)	-	-	-
Mortality and expense risk charges	(584)	(535)	(9)	(4)
Cost of insurance charges	(4,547)	(4,138)	(300)	(267)
Net increase (decrease) from contract owner transactions	(5,863)	(1,915)	1,019	681

Total increase (decrease) in net assets	107,389	126,992	1,648	885

Net assets at beginning of year	572,106	445,114	1,148	263
Net assets at end of year	$679,495	$572,106	$2,796	$1,148

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	C58 Sub-Account		DRS Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$2	$51,139	$65,575
Net realized gains (losses)	(3)	6	(998)	(49,926)
Net change in unrealized appreciation/ (depreciation)	(2)	13	(380,413)	666,575
Increase (decrease) in net assets from operations	(5)	21	(330,272)	682,224

Contract Owner Transactions:

Purchase payments received	-	65	54,142	96,403
Transfers between Sub-Accounts (including the Fixed Account), net	-	(1)	(242,112)	138,302
Withdrawals, surrenders and contract charges	-	-	(187,316)	(30,654)
Mortality and expense risk charges	-	(5)	(6,321)	(8,602)
Cost of insurance charges	(29)	(127)	(49,508)	(52,684)
Net increase (decrease) from contract owner transactions	(29)	(68)	(431,115)	142,765

Total increase (decrease) in net assets	(34)	(47)	(761,387)	824,989

Net assets at beginning of year	34	81	3,391,033	2,566,044
Net assets at end of year	$-	$34	$2,629,646	$3,391,033

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DSV Sub-Account		D37 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$51,891	$62,904	$7,020	$6,211
Net realized gains (losses)	11,956	423,711	(233,133)	41,173
Net change in unrealized appreciation/ (depreciation)	(88,880)	802,955	413,006	228,560
Increase (decrease) in net assets from operations	(25,033)	1,289,570	186,893	275,944

Contract Owner Transactions:

Purchase payments received	7,391	11,292	10,062	10,547
Transfers between Sub-Accounts (including the Fixed Account), net	191,120	(1,457,633)	416,754	88,074
Withdrawals, surrenders and contract charges	(80,889)	(265,723)	(56,501)	-
Mortality and expense risk charges	(10,222)	(12,964)	(4,060)	(4,489)
Cost of insurance charges	(44,499)	(55,803)	(20,092)	(20,155)
Net increase (decrease) from contract owner transactions	62,901	(1,780,831)	346,163	73,977

Total increase (decrease) in net assets	37,868	(491,261)	533,056	349,921

Net assets at beginning of year	4,847,815	5,339,076	1,237,161	887,240
Net assets at end of year	$4,885,683	$4,847,815	$1,770,217	$1,237,161

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	001Sub-Account		SSI Sub-Account
	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2019

Operations:
Net investment income (loss)	$29	$18	$7,752	$7,236
Net realized gains (losses)	(37)	71	67,012	61,764
Net change in unrealized appreciation/ (depreciation)	(39)	167	76,211	86,323
Increase (decrease) in net assets from operations	(47)	256	150,975	155,323

Contract Owner Transactions:
Purchase payments received	1,099	762	218	218
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	(10,918)	(19,940)
			(3,299)	(6,145)
Withdrawals, surrenders and contract charges	-	-	(692)	(713)
Mortality and expense risk charges	(5)	(4)	(13,688)	(12,605)
Cost of insurance charges	(473)	(488)	(28,379)	(39,185)
Net increase (decrease) from contract owner transactions	621	270

Total increase (decrease) in net assets	574	526	122,596	116,138

Net assets at beginning of year	1,076	550	744,319	628,181
Net assets at end of year	$1,650	$1,076	$866,915	$744,319

The accompanying notes are an integral part of these financial statements

 DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	D55 Sub-Account		S61Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$19,011	$13,772	$12,388	$7,869
Net realized gains (losses)	158,081	170,297	(223,818)	38,953
Net change in unrealized appreciation/ (depreciation)	285,552	203,949	107,021	172,363
Increase (decrease) in net assets from operations	462,644	388,018	(104,409)	219,185

Contract Owner Transactions:

Purchase payments received	1,225	2,042	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	73,160	58,849	(405,714)	(163,347)
Withdrawals, surrenders and contract charges	(38,925)	(33,016)	-	-
Mortality and expense risk charges	(4,784)	(4,450)	(2,501)	(4,534)
Cost of insurance charges	(33,393)	(31,560)	(8,292)	(14,204)
Net increase (decrease) from contract owner transactions	(2,717)	(8,135)	(416,507)	(182,085)

Total increase (decrease) in net assets	459,927	379,883	(520,916)	37,100

Net assets at beginning of year	1,927,772	1,547,889	1,103,943	1,066,843
Net assets at end of year	$2,387,699	$1,927,772	$583,027	$1,103,943

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	D18 Sub-Account		DTG Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$4,521	$4,945	$1,905	$-
Net realized gains (losses)	(15,853)	43,534	136,436	128,122
Net change in unrealized appreciation/ (depreciation)	48,353	84,732	302,587	18,728
Increase (decrease) in net assets from operations	37,021	133,211	440,928	146,850

Contract Owner Transactions:

Purchase payments received	5,102	5,655	88,825	94,433
Transfers between Sub-Accounts (including the Fixed Account), net	(36,079)	(192,747)	(159,536)	(100,653)
Withdrawals, surrenders and contract charges	(11,350)	-	(10,740)	(18,444)
Mortality and expense risk charges	(652)	(964)	(2,751)	(2,830)
Cost of insurance charges	(8,225)	(11,035)	(12,041)	(8,684)
Net increase (decrease) from contract owner transactions	(51,204)	(199,091)	(96,243)	(36,178)

Total increase (decrease) in net assets	(14,183)	(65,880)	344,685	110,672

Net assets at beginning of year	632,914	698,794	681,614	570,942
Net assets at end of year	$618,731	$632,914	$1,026,299	$681,614

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DSI Sub-Account		DCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,583,953	$1,611,423	$32,331	$41,977
Net realized gains (losses)	6,759,677	8,303,017	336,422	387,251
Net change in unrealized appreciation/ (depreciation)	9,409,701	15,203,878	561,085	654,126
Increase (decrease) in net assets from operations	17,753,331	25,118,318	929,838	1,083,354

Contract Owner Transactions:

Purchase payments received	273,306	236,005	60,762	4,353
Transfers between Sub-Accounts (including the Fixed Account), net	1,149,365	(5,071,113)	(74,994)	1
Withdrawals, surrenders and contract charges	(1,455,395)	(2,675,809)	(157,249)	-
Mortality and expense risk charges	(215,984)	(207,534)	(4,116)	(3,593)
Cost of insurance charges	(1,400,722))	(1,280,862)	(25,007)	(22,156)
Net increase (decrease) from contract owner transactions	(1,649,430)	(8,999,313)	(200,604)	(21,395)

Total increase (decrease) in net assets	16,103,901	16,119,005	729,234	1,061,959

Net assets at beginning of year	98,928,633	82,809,628	4,071,523	3,009,564
Net assets at end of year	$115,032,534	$98,928,633	$4,800,757	$4,071,523
The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DSC Sub-Account		DGI Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$788	$-	$333	$412
Net realized gains (losses)	1,858	23,085	3,212	4,641
Net change in unrealized appreciation/ (depreciation)	21,485	1,031	6,985	4,504
Increase (decrease) in net assets from operations	24,131	24,116	10,530	9,557

Contract Owner Transactions:

Purchase payments received	4,335	1,728	1,395	1,506
Transfers between Sub-Accounts (including the Fixed Account), net	-	(1)	-	1
Withdrawals, surrenders and contract charges	(6,363)	-	(1)	-
Mortality and expense risk charges	(139)	(148)	(84)	(77)
Cost of insurance charges	(3,911)	(4,040)	(1,287)	(2,038)
Net increase (decrease) from contract owner transactions	(6,078)	(2,461)	23	(608)

Total increase (decrease) in net assets	18,053	21,655	10,553	8,949

Net assets at beginning of year	133,023	111,368	41,609	32,660
Net assets at end of year	$151,076	$133,023	$52,162	$41,609

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DQB Sub-Account[5]		FVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$105	$316	$5,587	$8,514
Net realized gains (losses)	579	(4)	31,858	19,132
Net change in unrealized appreciation/ (depreciation)	(212)	940	48,972	51,917
Increase (decrease) in net assets from operations	472	1,252	86,417	79,563

Contract Owner Transactions:

Purchase payments received	1,167	2,072	63,495	31,120
Transfers between Sub-Accounts (including the Fixed Account), net	(18,793)	1	(140,929)	277,214
Withdrawals, surrenders and contract charges	-	-	(161,430)	(2,013)
Mortality and expense risk charges	(12)	(35)	(1,604)	(1,626)
Cost of insurance charges	(260)	(717)	(8,691)	(9,171)
Net increase (decrease) from contract owner transactions	(17,898)	1,321	(249,159)	295,524

Total increase (decrease) in net assets	(17,426)	2,573	(162,742)	375,087

Net assets at beginning of year	17,426	14,853	584,098	209,011
Net assets at end of year	$-	$17,426	$421,356	$584,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FCN Sub-Account		F24 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$19,713	$37,787	$4 05	$1,013
Net realized gains (losses)	612,955	871,252	19,940	41,797
Net change in unrealized appreciation/ (depreciation)	1,622,261	1,244,001	114,379	83,918
Increase (decrease) in net assets from operations	2,254,929	2,153,040	134,724	126,728

Contract Owner Transactions:

Purchase payments received	62,984	41,286	18,743	25,072
Transfers between Sub-Accounts (including the Fixed Account), net	(210,106)	80,275	136	-
Withdrawals, surrenders and contract charges	(1,824,089)	(10,128)	(99,828)	(80,330)
Mortality and expense risk charges	(8,414)	(10,120)	(1,290)	(1,148)
Cost of insurance charges	(80,263)	(72,644)	(37,546)	(34,481)
Net increase (decrease) from contract owner transactions	(2,059,888)	28,669	(119,785)	(90,887)

Total increase (decrease) in net assets	195,041	2,181,709	14,939	35,841

Net assets at beginning of year	8,970,191	6,788,482	487,410	451,569
Net assets at end of year	$9,165,232	$8,970,191	$502,349	$487,410

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FEI Sub-Account		FF1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$123,000	$184,162	$10,959	$11,091
Net realized gains (losses)	271,340	552,514	31,670	5,453
Net change in unrealized appreciation/ (depreciation)	41,694	1,417,182	50,970	38,072
Increase (decrease) in net assets from operations	436,034	2,153,858	93,599	54,616

Contract Owner Transactions:

Purchase payments received	78,489	9,723	164	-
Transfers between Sub-Accounts (including the Fixed Account), net	19,102	(10,182)	332,087	285,314
Withdrawals, surrenders and contract charges	(2,711,086)	(18,539)	(67,082)	-
Mortality and expense risk charges	(9,434)	(13,900)	(736)	(345)
Cost of insurance charges	(64,352)	(70,887)	(9,945)	(4,906)
Net increase (decrease) from contract owner transactions	(2,687,281)	(103,785)	254,488	280,063

Total increase (decrease) in net assets	(2,251,247)	2,050,073	348,087	334,679

Net assets at beginning of year	9,941,202	7,891,129	570,469	235,790
Net assets at end of year	$7,689,955	$9,941,202	$918,556	$570,469

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FF2 Sub-Account		FF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$13,940	27,479	$34,411	63,359
Net realized gains (losses)	101,498	54,814	181,035	136,450
Net change in unrealized appreciation/ (depreciation)	15,952	100,798	197,196	359,221
Increase (decrease) in net assets from operations	131,390	183,091	412,642	559,030

Contract Owner Transactions:

Purchase payments received	13,475	12,982	26,942	22,057
Transfers between Sub-Accounts (including the Fixed Account), net	(74,201)	597,310	(133,095)	928,259
Withdrawals, surrenders and contract charges	(290,619)	-	(536,076)	(2,239)
Mortality and expense risk charges	(1,501)	(1,815)	(3,995)	(3,214)
Cost of insurance charges	(25,317)	(31,223)	(62,257)	(50,791)
Net increase (decrease) from contract owner transactions	(378,163)	577,254	(708,481)	894,072

Total increase (decrease) in net assets	(246,773)	760,345	(295,839)	1,453,102

Net assets at beginning of year	1,415,658	655,313	3,416,929	1,963,827
Net assets at end of year	$1,168,885	1,415,658	$3,121,090	3,416,929

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FVG Sub-Account		FGP Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$4,019	$6,363	$12	$71
Net realized gains (losses)	10,433	15,853	2,051	2,536
Net change in unrealized appreciation/ (depreciation)	3,245	25,815	5,474	5,953
Increase (decrease) in net assets from operations	17,697	48,031	7,537	8,560

Contract Owner Transactions:

Purchase payments received	6,542	4,910	7,482	3,239
Transfers between Sub-Accounts (including the Fixed Account), net	12,768	(24,728)	-	(33,918)
Withdrawals, surrenders and contract charges	(9,924)	(2,476)	(428)	(7,809)
Mortality and expense risk charges	(216)	(243)	(51)	(45)
Cost of insurance charges	(5,862)	(5,510)	(2,932)	(2,706)
Net increase (decrease) from contract owner transactions	3,308	(28,047)	4,071	(41,239)

Total increase (decrease) in net assets	21,005	19,984	11,608	(32,679)

Net assets at beginning of year	197,813	177,829	13,683	46,362
Net assets at end of year	$218,818	$197,813	$25,291	$13,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F99 Sub-Account		FHI Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$1,902	$2,194	$21,590	$25,512
Net realized gains (losses)	751,518	304,012	(4,582)	(4,475)
Net change in unrealized appreciation/ (depreciation)	816,547	833,364	(3,448)	45,097
Increase (decrease) in net assets from operations	1,569,967	1,139,570	13,560	66,134

Contract Owner Transactions:

Purchase payments received	62,996	81,903	42,780	44,353
Transfers between Sub-Accounts (including the Fixed Account), net	(895,070)	(329,498)	84	28,377
Withdrawals, surrenders and contract charges	-	(32,066)	(98,008)	(34,893)
Mortality and expense risk charges	(13,030)	(11,791)	(1,713)	(2,003)
Cost of insurance charges	(87,369)	(74,182)	(11,628)	(14,109)
Net increase (decrease) from contract owner transactions	(932,473)	(365,634)	(68,485)	21,725

Total increase (decrease) in net assets	637,494	773,936	(54,925)	87,859

Net assets at beginning of year	4,250,656	3,476,720	514,735	426,876
Net assets at end of year	$4,888,150	$4,250,656	$459,810	$514,735

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FIP Sub-Account		FIG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$24,316	155,460	$916,958	1,101,111
Net realized gains (losses)	1,506,272	725,565	508,921	106,090
Net change in unrealized appreciation/ (depreciation)	(2,218,140)	1,238,995	2,219,234	2,542,280
Increase (decrease) in net assets from operations	(687,552)	2,120,020	3,645,113	3,749,481

Contract Owner Transactions:

Purchase payments received	235	-	9,691	3,213
Transfers between Sub-Accounts (including the Fixed Account), net	(6,482,632)	(1,903,041)	(985,280)	(317,469)
Withdrawals, surrenders and contract charges	-	-	(410,543)	(658,273)
Mortality and expense risk charges	(4,341)	(15,555)	(59,051)	(68,850)
Cost of insurance charges	(21,421)	(92,219)	(472,445)	(429,309)
Net increase (decrease) from contract owner transactions	(6,508,159)	(2,010,815)	(1,917,628)	(1,470,688)

Total increase (decrease) in net assets	(7,195,711)	109,205	1,727,485	2,278,793

Net assets at beginning of year	7,224,082	7,114,877	41,316,493	39,037,700
Net assets at end of year	$28,371	7,224,082	$43,043,978	41,316,493

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FMC Sub-Account		FM8 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$17,367	$32,538	$55,924	$402,295
Net realized gains (losses)	(260,411)	508,503	-	-
Net change in unrealized appreciation/ (depreciation)	572,704	450,312	-	-
Increase (decrease) in net assets from operations	329,660	991,353	55,924	402,295

Contract Owner Transactions:

Purchase payments received	18,404	15,985	101,520	133,525
Transfers between Sub-Accounts (including the Fixed Account), net	(553,739)	(2,517,747)	(1,233,516)	15,380,720
Withdrawals, surrenders and contract charges	(246,441)	(6,074)	(509,795)	(14,026,575)
Mortality and expense risk charges	(5,812)	(9,220)	(33,659)	(42,066)
Cost of insurance charges	(36,473)	(75,145)	(316,559)	(336,129)
Net increase (decrease) from contract owner transactions	(824,061)	(2,592,201)	(1,992,009)	1,109,475

Total increase (decrease) in net assets	(494,401)	(1,600,848)	(1,936,085)	1,511,770

Net assets at beginning of year	3,493,947	5,094,795	21,334,609	19,822,839
Net assets at end of year	$2,999,546	$3,493,947	$19,398,524	$21,334,609

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FOF Sub-Account		F91 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$1,145	$4,079	$447	$11,360
Net realized gains (losses)	1,223	8,910	148,833	38,138
Net change in unrealized appreciation/ (depreciation)	36,440	43,122	(138,051)	125,728
Increase (decrease) in net assets from operations	38,808	56,111	11,229	175,226

Contract Owner Transactions:

Purchase payments received	13,822	12,995	1,717	5,119
Transfers between Sub-Accounts (including the Fixed Account), net	14,085	(1,706)	(567,276)	2,382
Withdrawals, surrenders and contract charges	(381)	-	-	(1)
Mortality and expense risk charges	(967)	(883)	(1,056)	(1,828)
Cost of insurance charges	(5,554)	(5,347)	(17,463)	(20,327)
Net increase (decrease) from contract owner transactions	21,005	5,059	(584,078)	(14,655)

Total increase (decrease) in net assets	59,813	61,170	(572,849)	160,571

Net assets at beginning of year	255,055	193,885	801,845	641,274
Net assets at end of year	$314,868	$255,055	$228,996	$801,845

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FE3 Sub-Account		TFS Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$33,364	$3,948	$6,475	$25,701
Net realized gains (losses)	52,184	36,385	7,067	7,441
Net change in unrealized appreciation/ (depreciation)	4,180	146,798	(32,701)	119,409
Increase (decrease) in net assets from operations	89,728	187,131	(19,159)	152,551

Contract Owner Transactions:

Purchase payments received	37,135	57,866	3,295	9,733
Transfers between Sub-Accounts (including the Fixed Account), net	(55,522)	(3,049)	(1,063,225)	48,146
Withdrawals, surrenders and contract charges	-	-	(87,605)	1
Mortality and expense risk charges	(4,458)	(4,685)	(786)	(1,988)
Cost of insurance charges	(13,991)	(12,356)	(8,636)	(18,904)
Net increase (decrease) from contract owner transactions	(36,836)	37,776	(1,156,957)	36,988

Total increase (decrease) in net assets	52,892	224,907	(1,176,116)	189,539

Net assets at beginning of year	1,285,696	1,060,789	1,369,331	1,179,792
Net assets at end of year	$1,338,588	$1,285,696	$193,215	$1,369,331

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T20 Sub-Account		TSF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$15,947	$9,110	$119,129	$159,525
Net realized gains (losses)	(8,751)	5,704	(314,356)	1,000,476
Net change in unrealized appreciation/ (depreciation)	(23,926)	49,722	391,115	(397,014)
Increase (decrease) in net assets from operations	(16,730)	64,536	195,888	762,987

Contract Owner Transactions:

Purchase payments received	1,985	1,503	229	418
Transfers between Sub-Accounts (including the Fixed Account), net	(36,854)	34,502	44,496	(34,270)
Withdrawals, surrenders and contract charges	(24,400)	(11,959)	(1,509,344)	-
Mortality and expense risk charges	(1,708)	(1,958)	(4,817)	(7,654)
Cost of insurance charges	(10,187)	(11,623)	(31,147)	(35,995)
Net increase (decrease) from contract owner transactions	(71,164)	10,465	(1,500,583)	(77,501)

Total increase (decrease) in net assets	(87,894)	75,001	(1,304,695)	685,486

Net assets at beginning of year	581,335	506,334	5,668,069	4,982,583
Net assets at end of year	$493,441	581,335	$4,363,374	5,668,069

 The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	F56 Sub-Account		FSS Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$11	$11	$94	$36
Net realized gains (losses)	(5)	(52)	(139)	118
Net change in unrealized appreciation/ (depreciation)	36	98	207	202
Increase (decrease) in net assets from operations	42	57	162	356

Contract Owner Transactions:

Purchase payments received	568	471	2,501	1,719
Transfers between Sub-Accounts (including the Fixed Account), net	1	1	(1)	1
Withdrawals, surrenders and contract charges	-	-	-	-
Mortality and expense risk charges	-	-	(11)	(8)
Cost of insurance charges	(513)	(560)	(1,079)	(1,102)
Net increase (decrease) from contract owner transactions	56	(88)	1,410	610

Total increase (decrease) in net assets	98	(31)	1,572	966

Net assets at beginning of year	381	412	2,062	1,096
Net assets at end of year	$479	$381	$3,634	$2,062

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	FSC Sub-Account		FRE Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$-	$3,750	$3,867
Net realized gains (losses)	717	514	(389)	5,762
Net change in unrealized appreciation/ (depreciation)	2,332	630	(15,320)	17,777
Increase (decrease) in net assets from operations	3,049	1,144	(11,959)	27,406

Contract Owner Transactions:

Purchase payments received	1,070	709	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	17,179	23,169
Withdrawals, surrenders and contract charges	-	-	(29,185)	(24,822)
Mortality and expense risk charges	(23)	(21)	(109)	(135)
Cost of insurance charges	(380)	(318)	(3,946)	(3,049)
Net increase (decrease) from contract owner transactions	667	370	(16,061)	(4,837)

Total increase (decrease) in net assets	3,716	1,514	(28,020)	22,569

Net assets at beginning of year	4,911	3,397	144,630	122,061
Net assets at end of year	$8,627	$4,911	$116,610	$144,630

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	G31 Sub-Account		V15 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$671	$1,094	$2,210	$-
Net realized gains (losses)	5,275	7,072	1,424,273	688,318
Net change in unrealized appreciation/ (depreciation)	7,071	11,812	(271,870)	723,305
Increase (decrease) in net assets from operations	13,017	19,978	1,154,613	1,411,623

Contract Owner Transactions:

Purchase payments received	188	458	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	15	-	-	-
Withdrawals, surrenders and contract charges	-	-	(2,580,717)	-
Mortality and expense risk charges	(206)	(225)	(6,170)	(9,259)
Cost of insurance charges	(17,822)	(14,636)	(41,563)	(38,124)
Net increase (decrease) from contract owner transactions	(17,825)	(14,403)	(2,628,450)	(47,383)

Total increase (decrease) in net assets	(4,808)	5,575	(1,473,837)	1,364,240

Net assets at beginning of year	89,483	83,908	5,220,586	3,856,346
Net assets at end of year	$84,675	$89,483	$3,746,749	$5,220,586

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	VCP Sub-Account		A39 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$18,749	$16,516	$1,967	$1,245
Net realized gains (losses)	16,845	106,763	34,696	16,217
Net change in unrealized appreciation/ (depreciation)	(45,850)	60,558	(16,353)	14,064
Increase (decrease) in net assets from operations	(10,256)	183,837	20,310	31,526

Contract Owner Transactions:

Purchase payments received	309	-	5,796	7,525
Transfers between Sub-Accounts (including the Fixed Account), net	34	1	-	-
Withdrawals, surrenders and contract charges	(3,171)	(15,899)	-	-
Mortality and expense risk charges	(756)	(829)	(346)	(310)
Cost of insurance charges	(8,564)	(8,820)	(3,453)	(3,473)
Net increase (decrease) from contract owner transactions	(12,148)	(25,547)	1,997	3,742

Total increase (decrease) in net assets	(22,404)	158,290	22,307	35,268

Net assets at beginning of year	897,158	738,868	142,652	107,384
Net assets at end of year	$874,754	$897,158	$164,959	$142,652

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	IB1 Sub-Account		A21 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$41,506	$39,904	$15,675	$10,788
Net realized gains (losses)	(108,787)	247,095	26,842	47,204
Net change in unrealized appreciation/ (depreciation)	96,289	175,510	51,402	108,395
Increase (decrease) in net assets from operations	29,008	462,509	93,919	166,387

Contract Owner Transactions:

Purchase payments received	89,418	86,132	1,225	2,042
Transfers between Sub-Accounts (including the Fixed Account), net	(304,769)	91,075	(67,569)	(19,267)
Withdrawals, surrenders and contract charges	(232,993)	(31,521)	-	-
Mortality and expense risk charges	(4,317)	(5,594)	(1,732)	(1,700)
Cost of insurance charges	(18,885)	(25,714)	(6,227)	(6,007)
Net increase (decrease) from contract owner transactions	(471,546)	114,378	(74,303)	(24,932)

Total increase (decrease) in net assets	(442,538)	576,887	19,616	141,455

Net assets at beginning of year	2,351,850	1,774,963	738,547	597,092
Net assets at end of year	$1,909,312	$2,351,850	$758,163	$738,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	A22 Sub-Account		I84 Sub-Account[5]
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,208	$1,583	$-	$-
Net realized gains (losses)	60,535	34,273	6,271	14,441
Net change in unrealized appreciation/ (depreciation)	(27,281)	29,912	(11,623)	10,747
Increase (decrease) in net assets from operations	35,462	65,768	(5,352)	25,188

Contract Owner Transactions:

Purchase payments received	69,144	71,708	817	4,083
Transfers between Sub-Accounts (including the the Fixed Account), net	140	2,401	(94,396)	-
Withdrawals, surrenders and contract charges	(48,312)	(51,062)	-	-
Mortality and expense risk charges	(1,286)	(1,366)	(79)	(225)
Cost of insurance charges	(13,931)	(16,416)	(770)	(2,080)
Net increase (decrease) from contract owner transactions	5,755	5,265	(94,428)	1,778

Total increase (decrease) in net assets	41,217	71,033	(99,780)	26,966

Net assets at beginning of year	320,581	249,548	99,780	72,814
Net assets at end of year	$361,798	$320,581	$-	$99,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	I76 Sub-Account		MVP Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$127	$-	$2,156	$1,853
Net realized gains (losses)	2,779	3,994	2,306	11,975
Net change in unrealized appreciation/ (depreciation)	6,506	2,618	1,316	26,803
Increase (decrease) in net assets from operations	9,412	6,612	5,778	40,631

Contract Owner Transactions:

Purchase payments received	835	835	7,405	7,235
Transfers between Sub-Accounts (including the the Fixed Account), net	1,544	5,694	23,978	601
Withdrawals, surrenders and contract charges	1	-	-	-
Mortality and expense risk charges	(89)	(80)	(599)	(550)
Cost of insurance charges	(1,023)	(905)	(4,769)	(4,582)
Net increase (decrease) from contract owner transactions	1,268	5,544	26,015	2,704

Total increase (decrease) in net assets	10,680	12,156	31,793	43,335

Net assets at beginning of year	34,471	22,315	172,300	128,965
Net assets at end of year	$45,151	$34,471	$204,093	$172,300

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	JM7 Sub-Account		J43 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$30,541	$358,757	$7,494	$3,412
Net realized gains (losses)	613,831	(7,725)	69,060	110,457
Net change in unrealized appreciation/ (depreciation)	(126,105)	752,091	40,015	68,282
Increase (decrease) in net assets from operations	518,267	1,103,123	116,569	182,151

Contract Owner Transactions:

Purchase payments received	75,035	3,310	20,058	639
Transfers between Sub-Accounts (including the the Fixed Account), net	(14,832,720)	1,905,580	-	6
Withdrawals, surrenders and contract charges	(36,516)	-	(21,427)	1
Mortality and expense risk charges	(10,236)	(27,092)	(795)	(916)
Cost of insurance charges	(91,469)	(198,666)	(24,866)	(25,527)
Net increase (decrease) from contract owner transactions	(14,895,906)	1,683,132	(27,030)	(25,797)

Total increase (decrease) in net assets	(14,377,639)	2,786,255	89,539	156,354

Net assets at beginning of year	15,970,694	13,184,439	905,792	749,438
Net assets at end of year	$1,593,055	$15,970,694	$995,331	$905,792

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	J32 Sub-Account		LRI Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,723	$2,658	$150,743	$65,922
Net realized gains (losses)	36,204	26,943	(213,094)	170,449
Net change in unrealized appreciation/ (depreciation)	47,600	55,451	(231,072)	966,728
Increase (decrease) in net assets from operations	86,527	85,052	(293,423)	1,203,099

Contract Owner Transactions:

Purchase payments received	-	-	14,300	14,230
Transfers between Sub-Accounts (including the the Fixed Account), net	(4,778)	(701)	(1,218,522)	(244,107)
Withdrawals, surrenders and contract charges	-	-	(7,614)	(135,555)
Mortality and expense risk charges	(361)	(314)	(12,979)	(16,369)
Cost of insurance charges	(2,263)	(1,917)	(53,793)	(63,651)
Net increase (decrease) from contract owner transactions	(7,402)	(2,932)	(1,278,608)	(445,452)

Total increase (decrease) in net assets	79,125	82,120	(1,572,031)	757,647

Net assets at beginning of year	350,249	268,129	7,583,177	6,825,530
Net assets at end of year	$429,374	$350,249	$6,011,146	$7,583,177

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	L27 Sub-Account[6]		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$-	$257	$174,182	$1,234,399
Net realized gains (losses)	-	(2,987)	(5)	-
Net change in unrealized appreciation/ (depreciation)	-	4,847	-	-
Increase (decrease) in net assets from operations	-	2,117	174,177	1,234,399

Contract Owner Transactions:

Purchase payments received	-	1,056	2,656,570	2,188,990
Transfers between Sub-Accounts (including the Fixed Account), net	-	(20,056)	8,894,006	4,402,127
Withdrawals, surrenders and contract charges	-	-	(1,177,520)	(839,237)
Mortality and expense risk charges	-	(22)	(161,631)	(158,975)
Cost of insurance charges	-	(639)	(3,552,818)	(2,873,489)
Net increase (decrease) from contract owner transactions	-	(19,661)	6,658,607	2,719,416

Total increase (decrease) in net assets	-	(17,544)	6,832,784	3,953,815

Net assets at beginning of year	-	17,544	79,114,534	75,160,719
Net assets at end of year	$-	$-	$85,947,318	$79,114,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$109,017	$134,669	$120,277	$127,364
Net realized gains (losses)	284,585	291,844	234,837	233,619
Net change in unrealized appreciation/ (depreciation)	73,892	824,196	179,259	698,288
Increase (decrease) in net assets from operations	467,494	1,250,709	534,373	1,059,271

Contract Owner Transactions:

Purchase payments received	157,855	10,724	2,340	3,048
Transfers between Sub-Accounts
(including the Fixed Account), net	(224,729)	(2,156,199)	(271,054)	136,555
Withdrawals, surrenders and contract charges	(1,536,722)	(315)	-	(1,051)
Mortality and expense risk charges	(5,558)	(8,818)	(4,918)	(6,319)
Cost of insurance charges	(50,710)	(64,181)	(278,900)	(241,232)
Net increase (decrease) from contract owner transactions	(1,659,864)	(2,218,789)	(552,532)	(108,999)

Total increase (decrease) in net assets	(1,192,370)	(968,080)	(18,159)	950,272

Net assets at beginning of year	6,134,426	7,102,506	6,277,188	5,326,916
Net assets at end of year	$4,942,056	$6,134,426	$6,259,029	$6,277,188

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$-	$-	$-	$-
Net realized gains (losses)	120,571	104,700	91,114	318,489
Net change in unrealized appreciation/ (depreciation)	226,526	209,593	225,063	83,780
Increase (decrease) in net assets from operations	347,097	314,293	316,177	402,269

Contract Owner Transactions:

Purchase payments received	19,215	-	15,701	13,948
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	31,912	(535,291)
Withdrawals, surrenders and contract charges	(29,610)	-	-	(17,316)
Mortality and expense risk charges	(1,258)	(1,096)	(3,517)	(3,347)
Cost of insurance charges	(39,520)	(31,194)	(36,432)	(36,511)
Net increase (decrease) from contract owner transactions	(51,173)	(32,290)	7,664	(578,517)

Total increase (decrease) in net assets	295,924	282,003	323,841	(176,248)

Net assets at beginning of year	1,115,778	833,775	992,098	1,168,346
Net assets at end of year	$1,411,702	$1,115,778	$1,315,939	$992,098

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MF1 Sub-Account		M41 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$-	$-	$-
Net realized gains (losses)	661,765	371,277	139,950	97,521
Net change in unrealized appreciation/ (depreciation)	114,938	399,361	(17,524)	74,358
Increase (decrease) in net assets from operations	776,703	770,638	122,426	171,879

Contract Owner Transactions:

Purchase payments received	4,330	1,819	12,476	11,263
Transfers between Sub-Accounts (including the Fixed Account), net	(506,405)	60,996	(387,267)	74,227
Withdrawals, surrenders and contract charges	(173,907)	(119,433)	-	-
Mortality and expense risk charges	(5,711)	(5,901)	(251)	(297)
Cost of insurance charges	(33,949)	(26,072)	(32,637)	(33,826)
Net increase (decrease) from contract owner transactions	(715,642)	(88,591)	(407,679)	51,367

Total increase (decrease) in net assets	61,061	682,047	(285,253)	223,246

Net assets at beginning of year	2,714,103	2,032,056	670,257	447,011
Net assets at end of year	$2,775,164	$2,714,103	$385,004	$670,257

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M42 Sub-Account		M06 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$-	$-	$179,626	$191,984
Net realized gains (losses)	88,232	309,655	34,181	(7,817)
Net change in unrealized appreciation/ (depreciation)	2,479	203,439	211,017	398,654
Increase (decrease) in net assets from operations	90,711	513,094	424,824	582,821

Contract Owner Transactions:

Purchase payments received	13,362	11,971	96,179	133,587
Transfers between Sub-Accounts (including the Fixed Account), net	(1,695,653)	14,065	13,104	(88,436)
Withdrawals, surrenders and contract charges	-	-	(574,993)	(755,987)
Mortality and expense risk charges	(1,263)	(2,796)	(12,298)	(13,506)
Cost of insurance charges	(27,397)	(40,881)	(422,992)	(490,896)
Net increase (decrease) from contract owner transactions	(1,710,951)	(17,641)	(901,000)	(1,215,238)

Total increase (decrease) in net assets	(1,620,240)	495,453	(476,176)	(632,417)

Net assets at beginning of year	1,744,361	1,248,908	5,607,847	6,240,264
Net assets at end of year	$124,121	$1,744,361	$5,131,671	$5,607,847

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M33 Sub-Account		M44 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$115	$657	$13,647	$22,723
Net realized gains (losses)	4,775	8,932	36,814	10,780
Net change in unrealized appreciation/ (depreciation)	(2,382)	13,573	(9,057)	88,739
Increase (decrease) in net assets from operations	2,508	23,162	41,404	122,242

Contract Owner Transactions:

Purchase payments received	741	530	36,123	38,363
Transfers between Sub-Accounts (including the Fixed Account), net	-	(1)	28,277	(7,327)
Withdrawals, surrenders and contract charges	(71,813)	-	(74,801)	(28,340)
Mortality and expense risk charges	(43)	(337)	(2,189)	(2,448)
Cost of insurance charges	(5,079)	(5,570)	(13,526)	(14,673)
Net increase (decrease) from contract owner transactions	(76,194)	(5,378)	(26,116)	(14,425)

Total increase (decrease) in net assets	(73,686)	17,784	15,288	107,817

Net assets at beginning of year	89,854	72,070	597,528	489,711
Net assets at end of year	$16,168	$89,854	$612,816	$597,528

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M40 Sub-Account		M83 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$396	$594	$149,729	$246,177
Net realized gains (losses)	4 59	4 5	474,148	653,876
Net change in unrealized appreciation/ (depreciation)	721	2,599	(363,332)	2,051,396
Increase (decrease) in net assets from operations	1,576	3,238	260,545	2,951,449

Contract Owner Transactions:

Purchase payments received	1,483	1,113	4,025	3,274
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	-	(1,684,616)	(772,661)
Withdrawals, surrenders and contract charges	-	-	(20,620)	(29,549)
Mortality and expense risk charges	(43)	(38)	(17,476)	(26,200)
Cost of insurance charges	(276)	(290)	(99,835)	(108,278)
Net increase (decrease) from contract owner transactions	1,163	785	(1,818,522)	(933,414)

Total increase (decrease) in net assets	2,739	4,023	(1,557,977)	2,018,035

Net assets at beginning of year	16,677	12,654	12,070,967	10,052,932
Net assets at end of year	$19,416	$16,677	$10,512,990	$12,070,967

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	M08 Sub-Account		MB6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$16,915	$21,720	$257	$233
Net realized gains (losses)	52,635	56,913	1,656	2,028
Net change in unrealized appreciation/ (depreciation)	(28,881)	228,718	355	1,694
Increase (decrease) in net assets from operations	40,669	307,351	2,268	3,955

Contract Owner Transactions:

Purchase payments received	5,487	6,825	-	-
Transfers between Sub-Accounts (including the Fixed Account), net	172,692	(117,123)	-	(1)
Withdrawals, surrenders and contract charges	-	-	-	-
Mortality and expense risk charges	(895)	(879)	(18)	(31)
Cost of insurance charges	(63,669)	(58,721)	(1,593)	(1,447)
Net increase (decrease) from contract owner transactions	113,615	(169,898)	(1,611)	(1,479)

Total increase (decrease) in net assets	154,284	137,453	657	2,476

Net assets at beginning of year	1,228,950	1,091,497	16,591	14,115
Net assets at end of year	$1,383,234	$1,228,950	$17,248	$16,591

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MB7 Sub-Account		MC0 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$4,584	$3,835	$267,900	$283,839
Net realized gains (losses)	22,386	115,284	43,779	(10,355)
Net change in unrealized appreciation/ (depreciation)	21,204	(6,017)	464,997	712,927
Increase (decrease) in net assets from operations	48,174	113,102	776,676	986,411

Contract Owner Transactions:

Purchase payments received	-	-	211,657	215,417
Transfers between Sub-Accounts (including the Fixed Account), net	(2,329)	(236,024)	222,662	6,810
Withdrawals, surrenders and contract charges	-	-	(431,808)	(430,057)
Mortality and expense risk charges	(425)	(465)	(10,764)	(10,532)
Cost of insurance charges	(11,444)	(16,410)	(114,383)	(112,166)
Net increase (decrease) from contract owner transactions	(14,198)	(252,899)	(122,636)	(330,528)

Total increase (decrease) in net assets	33,976	(139,797)	654,040	655,883

Net assets at beginning of year	333,258	473,055	7,390,741	6,734,858
Net assets at end of year	$367,234	$333,258	$8,044,781	$7,390,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MA0 Sub-Account		MC1 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$24,059	$5,797	$6,000	$6,705
Net realized gains (losses)	3,969	(1,543)	130,812	261,944
Net change in unrealized appreciation/ (depreciation)	28,535	19,394	82,455	77,637
Increase (decrease) in net assets from operations	56,563	23,648	219,267	346,286

Contract Owner Transactions:

Purchase payments received	419	756	348	314
Transfers between Sub-Accounts (including the Fixed Account), net	563,026	(21,637)	(89,107)	(79,382)
Withdrawals, surrenders and contract charges	-	-	-	-
Mortality and expense risk charges	(384)	(193)	(1,913)	(2,021)
Cost of insurance charges	(37,058)	(17,340)	(41,271)	(40,033)
Net increase (decrease) from contract owner transactions	526,003	(38,414)	(131,943)	(121,122)

Total increase (decrease) in net assets	582,566	(14,766)	87,324	225,164

Net assets at beginning of year	161,044	175,810	1,305,110	1,079,946
Net assets at end of year	$743,610	$161,044	$1,392,434	$1,305,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC3 Sub-Account		MC6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$10,577	$1,976	$2,949	$2,432
Net realized gains (losses)	17,051	202,479	63,153	83,205
Net change in unrealized appreciation/ (depreciation)	15,297	(45,680)	63,603	57,555
Increase (decrease) in net assets from operations	42,925	158,775	129,705	143,192

Contract Owner Transactions:

Purchase payments received	15,326	17,682	77,346	76,284
Transfers between Sub-Accounts (including the Fixed Account), net	21,929	(1,517,953)	36,643	(145,549)
Withdrawals, surrenders and contract charges	-	-	(4,767)	-
Mortality and expense risk charges	(1,183)	(1,767)	(2,026)	(1,935)
Cost of insurance charges	(6,344)	(15,758)	(10,210)	(7,618)
Net increase (decrease) from contract owner transactions	29,728	(1,517,796)	96,986	(78,818)

Total increase (decrease) in net assets	72,653	(1,359,021)	226,691	64,374

Net assets at beginning of year	323,685	1,682,706	481,966	417,592
Net assets at end of year	$396,338	$323,685	$708,657	$481,966

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MC9 Sub-Account		M96 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$32,177	$8,017	$259,135	$289,845
Net realized gains (losses)	484,733	144,398	(60,267)	(51,085)
Net change in unrealized appreciation/ (depreciation)	(31,212)	137,741	371,593	398,630
Increase (decrease) in net assets from operations	485,698	290,156	570,461	637,390

Contract Owner Transactions:

Purchase payments received	1,669	1,669	83,061	25,536
Transfers between Sub-Accounts (including the Fixed Account), net	1,746,648	(68,043)	206,657	(869,761)
Withdrawals, surrenders and contract charges	-	-	(1,408,024)	(11,496)
Mortality and expense risk charges	(3,573)	(566)	(13,841)	(16,608)
Cost of insurance charges	(57,129)	(53,436)	(185,711)	(183,840)
Net increase (decrease) from contract owner transactions	1,687,615	(120,376)	(1,317,858)	(1,056,169)

Total increase (decrease) in net assets	2,173,313	169,780	(747,397)	(418,779)

Net assets at beginning of year	1,120,742	950,962	9,742,009	10,160,788
Net assets at end of year	$3,294,055	$1,120,742	$8,994,612	$9,742,009

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD2 Sub-Account		MA6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$2,008	$1,435	$172,136	$180,398
Net realized gains (losses)	3 74	(461)	(59,120)	(21,140)
Net change in unrealized appreciation/ (depreciation)	1,869	3,060	71,750	313,763
Increase (decrease) in net assets from operations	4,251	4,034	184,766	473,021

Contract Owner Transactions:

Purchase payments received	-	-	64,293	80,124
Transfers between Sub-Accounts (including the Fixed Account), net	(30,901)	(13,737)	290,916	(155,619)
Withdrawals, surrenders and contract charges	-	-	(169,806)	(106,511)
Mortality and expense risk charges	(161)	(144)	(7,565)	(8,578)
Cost of insurance charges	(775)	(643)	(28,752)	(28,179)
Net increase (decrease) from contract owner transactions	(31,837)	(14,524)	149,086	(218,763)

Total increase (decrease) in net assets	(27,586)	(10,490)	333,852	254,258

Net assets at beginning of year	52,960	63,450	3,415,280	3,161,022
Net assets at end of year	$25,374	$52,960	$3,749,132	$3,415,280

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MA3 Sub-Account		M97 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$40,363	$7,867	$29,522	$23,927
Net realized gains (losses)	3,131	(798)	44,286	225,186
Net change in unrealized appreciation/ (depreciation)	15,668	11,407	261,221	210,915
Increase (decrease) in net assets from operations	59,162	18,476	335,029	460,028

Contract Owner Transactions:

Purchase payments received	9,571	9,605	55,907	61,167
Transfers between Sub-Accounts (including the Fixed Account), net	581,078	7,947	(2,764)	(32,255)
Withdrawals, surrenders and contract charges	-	-	(90,792)	(27,652)
Mortality and expense risk charges	(333)	(121)	(3,742)	(3,680)
Cost of insurance charges	(29,158)	(8,795)	(23,847)	(23,410)
Net increase (decrease) from contract owner transactions	561,158	8,636	(65,238)	(25,830)

Total increase (decrease) in net assets	620,320	27,112	269,791	434,198

Net assets at beginning of year	152,872	125,760	2,120,154	1,685,956
Net assets at end of year	$773,192	$152,872	$2,389,945	$2,120,154

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD5 Sub-Account		M98 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$23,188	$18,980	$127,957	$225,142
Net realized gains (losses)	95,447	277,172	349,115	610,807
Net change in unrealized appreciation/ (depreciation)	138,424	182,138	2,003,406	1,860,334
Increase (decrease) in net assets from operations	257,059	478,290	2,480,478	2,696,283

Contract Owner Transactions:

Purchase payments received	2,667	3,343	21,541	21,294
Transfers between Sub-Accounts (including the Fixed Account), net	(135,105)	(131,217)	135,521	(695,337)
Withdrawals, surrenders and contract charges	(118,644)	(94,980)	(43,275)	(118,402)
Mortality and expense risk charges	(1,185)	(1,280)	(39,908)	(38,303)
Cost of insurance charges	(91,968)	(93,845)	(150,896)	(138,583)
Net increase (decrease) from contract owner transactions	(344,235)	(317,979)	(77,017)	(969,331)

Total increase (decrease) in net assets	(87,176)	160,311	2,403,461	1,726,952

Net assets at beginning of year	2,051,913	1,891,602	12,233,823	10,506,871
Net assets at end of year	$1,964,737	$2,051,913	$14,637,284	$12,233,823

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$157	$170	$1,089	$1,317
Net realized gains (losses)	3,603	2,527	62,856	182,754
Net change in unrealized appreciation/ (depreciation)	3,761	6,671	38,303	(2,823)
Increase (decrease) in net assets from operations	7,521	9,368	102,248	181,248

Contract Owner Transactions:

Purchase payments received	1,367	899	8,805	7,949
Transfers between Sub-Accounts (including the Fixed Account), net	(2)	-	48,983	(262,274)
Withdrawals, surrenders and contract charges	-	-	-	-
Mortality and expense risk charges	(68)	(58)	(207)	(267)
Cost of insurance charges	(854)	(804)	(30,216)	(28,710)
Net increase (decrease) from contract owner transactions	443	37	27,365	(283,302)

Total increase (decrease) in net assets	7,964	9,405	129,613	(102,054)

Net assets at beginning of year	32,687	23,282	429,010	531,064
Net assets at end of year	$40,651	$32,687	$558,623	$429,010

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	ME2 Sub-Account		MA7 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$49,593	$17,872	$1,365	$1,094
Net realized gains (losses)	182,261	54,036	185	384
Net change in unrealized appreciation/ (depreciation)	62,501	222,993	1,748	2,756
Increase (decrease) in net assets from operations	294,355	294,901	3,298	4,234

Contract Owner Transactions:

Purchase payments received	8,008	21,900	202	182
Transfers between Sub-Accounts (including the Fixed Account), net	1,478,352	(9,353)	5,062	(9,841)
Withdrawals, surrenders and contract charges	(206,148)	-	-	-
Mortality and expense risk charges	(2,801)	(2,892)	-	-
Cost of insurance charges	(31,106)	(19,517)	(2,138)	(1,977)
Net increase (decrease) from contract owner transactions	1,246,305	(9,862)	3,126	(11,636)

Total increase (decrease) in net assets	1,540,660	285,039	6,424	(7,402)

Net assets at beginning of year	1,330,735	1,045,696	33,576	40,978
Net assets at end of year	$2,871,395	$1,330,735	$40,000	$33,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MB8 Sub-Account		MF6 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$18,582	$23,396	$316,960	$374,324
Net realized gains (losses)	(249,165)	441,775	1,130,902	190,640
Net change in unrealized appreciation/ (depreciation)	147,830	256,278	(1,306,209)	1,910,166
Increase (decrease) in net assets from operations	(82,753)	721,449	141,653	2,475,130

Contract Owner Transactions:

Purchase payments received	62	-	32,243	33,407
Transfers between Sub-Accounts (including the the Fixed Account), net	(696,043)	(96,158)	(318,110)	(1,032,703)
Withdrawals, surrenders and contract charges	(52,831)	(22,362)	(2,817,620)	(64,102)
Mortality and expense risk charges	(5,064)	(6,774)	(13,298)	(20,039)
Cost of insurance charges	(28,090)	(33,747)	(80,769)	(96,224)
Net increase (decrease) from contract owner transactions	(781,966)	(159,041)	(3,197,554)	(1,179,661)

Total increase (decrease) in net assets	(864,719)	562,408	(3,055,901)	1,295,469

Net assets at beginning of year	3,298,107	2,735,699	10,783,078	9,487,609
Net assets at end of year	$2,433,388	$3,298,107	$7,727,177	$10,783,078

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MF2 Sub-Account		MG3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$498,262	$442,021	$33,919	$46,042
Net realized gains (losses)	4,054	(15,762)	87,824	268,851
Net change in unrealized appreciation/ (depreciation)	154,404	406,041	(49,983)	661,761
Increase (decrease) in net assets from operations	656,720	832,300	71,760	976,654

Contract Owner Transactions:

Purchase payments received	207,432	216,950	69,768	88,657
Transfers between Sub-Accounts (including the the Fixed Account), net	741,193	(1,215,982)	(769,717)	(246,679)
Withdrawals, surrenders and contract charges	(227,390)	(1,385,772)	(214,648)	(122,258)
Mortality and expense risk charges	(18,286)	(20,469)	(5,622)	(8,093)
Cost of insurance charges	(191,028)	(199,875)	(42,958)	(54,560)
Net increase (decrease) from contract owner transactions	511,921	(2,605,148)	(963,177)	(342,933)

Total increase (decrease) in net assets	1,168,641	(1,772,848)	(891,417)	633,721

Net assets at beginning of year	14,873,783	16,646,631	3,857,455	3,223,734
Net assets at end of year	$16,042,424	$14,873,783	$2,966,038	$3,857,455

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	VMG Sub-Account		NPP Sub-Account[7]
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$-	$-	$-	$239
Net realized gains (losses)	139,762	29,156	-	622
Net change in unrealized appreciation/ (depreciation)	256,180	12,010	-	453
Increase (decrease) in net assets from operations	395,942	41,166	-	1,314

Contract Owner Transactions:

Purchase payments received	55,824	73,683	-	627
Transfers between Sub-Accounts (including the Fixed Account), net	(161,084)	37,451	-	(12,213)
Withdrawals, surrenders and contract charges	-	-	-	-
Mortality and expense risk charges	(1,685)	(817)	-	(7)
Cost of insurance charges	(2,777)	(1,956)	-	(229)
Net increase (decrease) from contract owner transactions	(109,722)	108,361	-	(11,822)

Total increase (decrease) in net assets	286,220	149,527	-	(10,508)

Net assets at beginning of year	236,476	86,949	-	10,508
Net assets at end of year	$522,696	$236,476	$-	$-

7The activities for Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account (NPP) are period of January 1, 2019 to April 30, 2019. Refer to Note 1 for details on merged Sub-Accounts.

for the

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	NMC Sub-Account		NSE Sub-Account[8]
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$-	$-	$58	$52
Net realized gains (losses)	1,353	1,484	(85)	695
Net change in unrealized appreciation/ (depreciation)	8,132	4,149	1,378	426
Increase (decrease) in net assets from operations	9,485	5,633	1,351	1,173

Contract Owner Transactions:

Purchase payments received	1,075	1,004	1,448	612
Transfers between Sub-Accounts (including the Fixed Account), net	3	(1)	-	12,213
Withdrawals, surrenders and contract charges	-	-	(4,383)	-
Mortality and expense risk charges	(51)	(43)	(21)	(16)
Cost of insurance charges	(528)	(615)	(504)	(462)
Net increase (decrease) from contract owner transactions	499	345	(3,460)	12,347

Total increase (decrease) in net assets	9,984	5,978	(2,109)	13,520

Net assets at beginning of year	22,846	16,868	13,520	-
Net assets at end of year	$32,830	$22,846	$11,411	$13,520

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	O01 Sub-Account		O00 Sub-Account[9]
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$-	$753	$-	$-
Net realized gains (losses)	274,705	115,367	398	-
Net change in unrealized appreciation/ (depreciation)	271,192	248,253	45,029	-
Increase (decrease) in net assets from operations	545,897	364,373	45,427	-

Contract Owner Transactions:

Purchase payments received	792	-	1,633	-
Transfers between Sub-Accounts (including the Fixed Account), net	76,957	15,907	94,397	-
Withdrawals, surrenders and contract charges	(15,621)	-	-	-
Mortality and expense risk charges	(627)	(506)	(195)	-
Cost of insurance charges	(9,483)	(8,134)	(1,731)	-
Net increase (decrease) from contract owner transactions	52,018	7,267	94,104	-

Total increase (decrease) in net assets	597,915	371,640	139,531	-

Net assets at beginning of year	1,363,625	991,985	-	-
Net assets at end of year	$1,961,540	$1,363,625	$139,531	$-

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	OGS Sub-Account		OSC Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$15,624	$18,702	$8,686	$2,348
Net realized gains (losses)	76,338	291,192	(3,634)	106,796
Net change in unrealized appreciation/ (depreciation)	492,066	254,467	321,944	159,724
Increase (decrease) in net assets from operations	584,028	564,361	326,996	268,868

Contract Owner Transactions:

Purchase payments received	201,643	206,771	48,932	72,537
Transfers between Sub-Accounts (including the the Fixed Account), net	(75,555)	(36,339)	75,664	(64,029)
Withdrawals, surrenders and contract charges	(134,519)	(139,588)	(22,245)	-
Mortality and expense risk charges	(8,455)	(7,925)	(2,105)	(2,553)
Cost of insurance charges	(68,681)	(67,837)	(19,775)	(17,931)
Net increase (decrease) from contract owner transactions	(85,567)	(44,918)	80,471	(11,976)

Total increase (decrease) in net assets	498,461	519,443	407,467	256,892

Net assets at beginning of year	2,235,896	1,716,453	1,280,152	1,023,260
Net assets at end of year	$2,734,357	$2,235,896	$1,687,619	$1,280,152

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P10 Sub-Account		PK8 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$33,009	$21,832	$40,909	$52,971
Net realized gains (losses)	(12,467)	(10,547)	7,658	1,700
Net change in unrealized appreciation/ (depreciation)	19,591	36,054	21,070	101,812
Increase (decrease) in net assets from operations	40,133	47,339	69,637	156,483

Contract Owner Transactions:

Purchase payments received	80,190	58,649	67,531	97,710
Transfers between Sub-Accounts (including the the Fixed Account), net	111,854	91,302	(439,856)	188,472
Withdrawals, surrenders and contract charges	(12,563)	(15,459)	(125,220)	(6,256)
Mortality and expense risk charges	(2,185)	(1,862)	(3,413)	(5,093)
Cost of insurance charges	(12,905)	(12,647)	(13,329)	(15,692)
Net increase (decrease) from contract owner transactions	164,391	119,983	(514,287)	259,141

Total increase (decrease) in net assets	204,524	167,322	(444,650)	415,624

Net assets at beginning of year	535,181	367,859	1,327,684	912,060
Net assets at end of year	$739,705	$535,181	$883,034	$1,327,684

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	P06 Sub-Account		P07 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$176,147	$193,734	$662,855	$849,263
Net realized gains (losses)	260,335	3,299	481,570	(37,098)
Net change in unrealized appreciation/ (depreciation)	954,692	748,142	1,405,534	1,417,498
Increase (decrease) in net assets from operations	1,391,174	945,175	2,549,959	2,229,663

Contract Owner Transactions:

Purchase payments received	235,818	253,421	400,410	437,951
Transfers between Sub-Accounts (including the the Fixed Account), net	217,047	(347,103)	2,425,160	1,412,828
Withdrawals, surrenders and contract charges	(1,109,578)	(495,833)	(551,890)	(649,576)
Mortality and expense risk charges	(20,408)	(20,972)	(95,657)	(88,734)
Cost of insurance charges	(210,516)	(176,341)	(460,309)	(434,952)
Net increase (decrease) from contract owner transactions	(887,637)	(786,828)	1,717,714	677,517

Total increase (decrease) in net assets	503,537	158,347	4,267,673	2,907,180

Net assets at beginning of year	11,636,033	11,477,686	29,350,167	26,442,987
Net assets at end of year	$12,139,570	$11,636,033	$33,617,840	$29,350,167

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	SCP Sub-Account		R02 Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$9,247	$7,860	$-	$285
Net realized gains (losses)	(192,257)	148,600	16,129	-
Net change in unrealized appreciation/ (depreciation)	103,002	34,666	(14,506)	8,892
Increase (decrease) in net assets from operations	(80,008)	191,126	1,623	9,177

Contract Owner Transactions:

Purchase payments received	74,330	93,513	-	-
Transfers between Sub-Accounts (including the the Fixed Account), net	(17,890)	17,066	-	-
Withdrawals, surrenders and contract charges	(163,462)	(29,142)	(31,172)	-
Mortality and expense risk charges	(3,212)	(4,628)	-	-
Cost of insurance charges	(20,614)	(26,385)	(222,509)	(195,168)
Net increase (decrease) from contract owner transactions	(130,848)	50,424	(31,172)	(1)

Total increase (decrease) in net assets	(210,856)	241,550	(29,549)	9,176

Net assets at beginning of year	1,228,996	987,446	29,549	20,373
Net assets at end of year	$1,018,140	$1,228,996	$-	$29,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	R03 Sub-Account		TBC Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$67	$23	$-	$-
Net realized gains (losses)	2,712	412	4,084,855	1,745,667
Net change in unrealized appreciation/ (depreciation)	6,021	4,636	2,504,530	2,837,970
Increase (decrease) in net assets from operations	8,800	5,071	6,589,385	4,583,637

Contract Owner Transactions:

Purchase payments received	-	-	274,370	344,038
Transfers between Sub-Accounts (including the the Fixed Account), net	(2)	6,081	(2,292,410)	(25,095)
Withdrawals, surrenders and contract charges	-	-	(365,621)	(168,661)
Mortality and expense risk charges	(57)	(42)	(37,813)	(41,687)
Cost of insurance charges	(240)	(190)	(222,509)	(195,168)
Net increase (decrease) from contract owner transactions	(299)	5,849	(2,643,983)	(86,573)

Total increase (decrease) in net assets	8,501	10,920	3,945,402	4,497,064

Net assets at beginning of year	19,745	8,825	19,619,911	15,122,847
Net assets at end of year	$28,246	$19,745	$23,565,313	$19,619,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	REI Sub-Account		RNA Sub-Account
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Operations:
Net investment income (loss)	$53,227	$60,551	$-	$114
Net realized gains (losses)	14,944	124,804	6,915	2,230
Net change in unrealized appreciation/ (depreciation)	(47,394)	416,365	6,478	5,586
Increase (decrease) in net assets from operations	20,777	601,720	13,393	7,930

Contract Owner Transactions:

Purchase payments received	102,816	75,169	1,367	899
Transfers between Sub-Accounts (including the the Fixed Account), net	167	1,349	-	-
Withdrawals, surrenders and contract charges	(137,999)	(315,799)	-	-
Mortality and expense risk charges	(3,862)	(4,731)	(59)	(55)
Cost of insurance charges	(68,831)	(74,772)	(1,675)	(1,345)
Net increase (decrease) from contract owner transactions	(107,709)	(318,784)	(367)	(501)

Total increase (decrease) in net assets	(86,932)	282,936	13,026	7,429

Net assets at beginning of year	2,666,968	2,384,032	30,159	22,730
Net assets at end of year	$2,580,036	$2,666,968	$43,185	$30,159

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	W42 Sub-Account
	December 31,	December 31,
	2020	2019
Operations:
Net investment income (loss)	$-	$154
Net realized gains (losses)	8,521	10,036
Net change in unrealized appreciation/ (depreciation)	15,407	4,008
Increase (decrease) in net assets from operations	23,928	14,198

Contract Owner Transactions:

Purchase payments received	24,464	17,523
Transfers between Sub-Accounts (including the the Fixed Account), net	-	1
Withdrawals, surrenders and contract charges	-	(394)
Mortality and expense risk charges	(306)	(181)
Cost of insurance charges	(3,875)	(3,396)
Net increase (decrease) from contract owner transactions	20,283	13,553

Total increase (decrease) in net assets	44,211	27,751

Net assets at beginning of year	68,563	40,812
Net assets at end of year	$112,774	$68,563

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G
(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2020

1.   BUSINESS AND ORGANIZATION

Delaware Life Variable Account G (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts (collectively, the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

There are three universal life insurance products in the Variable Account as follows: Corporate VUL, FuturitySM Corporate VUL, and Large Case VUL. The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
MA7	MFS VIT II Strategic Income Portfolio S Class	September 1, 2020

The following Sub-Accounts were liquidated and merged with existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
I84	O00	April 30, 2020
DQB	MD8	April 30, 2020

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
C58, C89	April 29, 2016
NSE	April 30, 2019
O00	April 30, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2020. Transactions are recorded on trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemptio proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variab Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub Accounts (including the Fixed Account) line on the STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED).

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management's estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2020 noting that, other than indicated below, there are no subsequent events requiring accounting adjustments or disclosure.

3.   FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2020, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2020. There were no transfers between levels during the year ended December 31, 2020.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

4.   RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5.   CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the participant’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. These charges are reflected in the STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED). As of December 31, 2020, the deduction is at an effective annual rate based on assets as follows:

	Years 1 - 10	Years 11 - 20	Years 21+
FuturitySM Corporate VUL Corporate VUL Large Case VUL	0.40% 0.60% < 0.50%	0.25% 0.20% < 0.10%	0.20% 0.10% < 0.10%

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Corporate VUL and FuturitySM Corporate VUL products, these charges consist of premium tax, federal Deferred Acquisition Cost (“DAC”) tax and the sales load. The premium tax ranges from 2% to 7% of the premium in most states, except Kentucky which will not exceed 9%. The DAC tax charge is 1.25% of the premium. The sales load is not to exceed 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. For the Large Case VUL product, these expense charges consist of only the premium expense load. The premium expense load is 7.50% of the premium up to target premium and 2.50% of the premium in excess of the target premium.

Administration charges

At the beginning of each month, an account administration fee is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. For the Corporate VUL and the FuturitySM Corporate VUL products, the monthly charge is $13.75 per policy for each month in the first policy year and $7.50 for months thereafter. For the Large Case VUL products, the monthly charge is $5.00 per policy for each policy month. These charges are reported in the STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) as part of “Withdrawals, surrenders and contract charges”.

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 or 2001 Commissioners Standard Ordinary Mortality Tables, depending on the policy investment start date. These charges are reflected in the STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) under the “Cost of insurance charges” line item.

Other Contract Charges

The Large Case VUL products also charge a deferred expense load applied to the premium. The maximum charge will not exceed 0.40% of premium.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Purchases	Sales
A70	$3	$-
A71	131,158	124,291
AM2	202,685	213,170
IVP	682	141
A19	17,710	3,034
ASM	10,717	180,242
A54	362,030	65,587
A51	27,167	50,538
308	546,439	500,070
301	2,050,052	495,550
304	249,366	232,603
307	10,824	150,781
306	46,790	39,093
303	29,349	144,769
302	101,478	373,044
305	22	144,932
300	1,839,409	3,605,233
BLG	125,229	75,087
MSV	50,189	9,989
C89	1,326	223
C58	-	32
DRS	406,305	787,279
DSV	833,418	706,670
D37	1,592,995	1,472,945
001	1,191	578
SSI	102,688	56,303
D55	545,589	371,214
S61	168,882	796,819
D18	19,487	82,023
DTG	175,825	133,727
DSI	28,000,407	21,306,207
DCA	418,625	250,476
DSC	5,117	8,549
DGI	4,810	1,242
DQB	1,264	18,478
FVI	75,387	287,101
FCN	626,673	2,053,893
F24	20,221	119,661

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FEI	623,614	2,916,555
FF1	570,484	273,367
FF2	958,673	1,221,398
FF3	904,456	1,397,491
FVG	35,622	17,862
FGP	9,029	2,895
F99	761,677	940,730
FHI	62,928	114,405
FIP	975,796	5,953,367
FIG	8,557,023	9,048,772
FMC	299,864	1,366,969
FM8	23,022,573	24,958,657
FOF	35,502	12,129
F91	7,485	442,283
FE3	129,069	80,357
TFS	1,452,939	2,596,354
T20	17,864	81,832
TSF	241,625	1,937,435
F56	461	399
FSS	2,712	1,347
FSC	1,769	385
FRE	48,608	61,308
G31	4,234	16,113
V15	232,799	1,434,766
VCP	39,643	16,197
A39	41,673	3,013
IB1	333,420	872,247
A21	31,977	63,763
A22	132,054	63,556
I84	28,962	117,119
I76	7,954	3,780
MVP	38,704	8,227
JM7	105,335	14,356,869
J43	76,855	27,331
J32	38,313	6,788
LRI	814,046	2,155,005
MD8	33,194,663	26,361,879

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M07	487,812	1,754,074
M35	601,212	798,630
M31	98,667	29,269
M80	123,371	24,593
MF1	1,166,451	1,220,328
M41	48,284	316,013
M42	23,937	1,646,656
M06	309,580	996,773
M33	1,468	72,772
M44	93,915	69,570
M40	2,347	329
M83	1,835,253	3,029,898
M08	246,594	63,429
MB6	1,073	771
MB7	23,806	11,034
MC0	716,198	527,155
MA0	587,998	33,967
MC1	84,833	79,964
MC3	68,218	10,862
MC6	174,735	11,647
MC9	2,562,150	357,625
M96	466,122	1,585,112
MD2	21,448	50,903
MA6	1,374,497	1,112,395
MA3	630,354	25,702
M97	142,330	133,760
MD5	50,288	275,888
M98	723,711	323,656
MD6	4,841	638
MB3	104,685	13,375
ME2	2,934,214	1,456,055
MA7	6,934	2,258
MB8	719,048	1,731,597
MF6	1,441,849	3,191,541
MF2	1,767,846	753,609
MG3	704,568	1,546,002
VMG	170,920	140,880
NMC	2,399	547
NSE	1,906	5,393

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
O01	458,517	131,794
O00	96,027	1,525
OGS	339,919	333,524
OSC	399,248	313,725
P10	243,333	58,400
PK8	201,415	667,135
P06	3,800,444	4,251,599
P07	6,328,438	3,466,299
SCP	476,194	790,052
R02	-	15,043
R03	2,720	240
TBC	4,843,206	3,402,334
REI	209,361	248,899
RNA	7,710	1,162
W42	33,847	5,043

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2020 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	1,994	(3,318)	(1,324)
AM2	22	(6,924)	(6,902)
IVP	71	(14)	57
A19	2	(70)	(68)
ASM	164	(6,523)	(6,359)
A54	4,153	(287)	3,866
A51	360	(2,468)	(2,108)
308	8,120	(6,147)	1,973
301	91,973	(6,198)	85,775
304	480	(1,146)	(666)
307	231	(4,497)	(4,266)
306	463	(1,047)	(584)
303	104	(2,826)	(2,722)
302	2,592	(10,035)	(7,443)
305	-	(5,575)	(5,575)
300	529	(90,394)	(89,865)
BLG	3,339	(3,448)	(109)
MSV	99	(254)	(155)
C89	69	(16)	53
C58	-	(3)	(3)
DRS	1,574	(13,699)	(12,125)
DSV	7,281	(4,041)	3,240
D37	8,955	(1,759)	7,196
001	73	(31)	42
SSI	30	(561)	(531)
D55	3,415	(1,762)	1,653
S61	-	(16,528)	(16,528)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	207	(2,158)	(1,951)
DTG	1,831	(3,390)	(1,559)
DSI	48,159	(91,113)	(42,954)
DCA	1,586	(6,242)	(4,656)
DSC	149	(386)	(237)
DGI	47	(40)	7
DQB	49	(765)	(716)
FVI	2,002	(9,163)	(7,161)
FCN	853	(26,838)	(25,985)
F24	322	(2,247)	(1,925)
FEI	4,946	(68,714)	(63,768)
FF1	14,658	(3,683)	10,975
FF2	637	(18,900)	(18,263)
FF3	1,164	(32,840)	(31,676)
FVG	694	(545)	149
FGP	123	(54)	69
F99	1,217	(20,298)	(19,081)
FHI	1,696	(4,256)	(2,560)
FIP	4	(126,877)	(126,873)
FIG	319	(68,328)	(68,009)
FMC	693	(34,329)	(33,636)
FM8	8,202	(169,218)	(161,016)
FOF	989	(291)	698
F91	57	(19,880)	(19,823)
FE3	1,867	(3,320)	(1,453)
TFS	171	(55,423)	(55,252)
T20	79	(2,920)	(2,841)
TSF	1,573	(48,719)	(47,146)
F56	21	(18)	3
FSS	108	(46)	62
FSC	27	(10)	17
FRE	966	(2,245)	(1,279)
G31	5	(441)	(436)
V15	-	(96,935)	(96,935)
VCP	12	(472)	(460)
A39	163	(103)	60
IB1	3,976	(18,229)	(14,253)
A21	35	(1,986)	(1,951)
A22	2,551	(2,190)	361
I84	44	(4,373)	(4,329)
I76	99	(53)	46
MVP	1,359	(212)	1,147

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	4,443	(926,197)	(921,754)
J43	426	(1,138)	(712)
J32	-	(162)	(162)
LRI	704	(73,389)	(72,685)
MD8	833,525	(353,031)	480,494
M07	10,555	(111,322)	(100,767)
M35	152	(35,355)	(35,203)
M31	466	(1,904)	(1,438)
M80	1,416	(1,145)	271
MF1	136	(22,883)	(22,747)
M41	399	(13,375)	(12,976)
M42	675	(88,261)	(87,586)
M06	8,281	(79,018)	(70,737)
M33	27	(3,022)	(2,995)
M44	5,142	(6,483)	(1,341)
M40	147	(24)	123
M83	184	(81,512)	(81,328)
M08	11,030	(4,305)	6,725
MB6	-	(45)	(45)
MB7	-	(359)	(359)
MC0	19,957	(25,476)	(5,519)
MA0	23,984	(1,540)	22,444
MC1	13	(4,557)	(4,544)
MC3	2,490	(482)	2,008
MC6	1,941	(279)	1,662
MC9	54,084	(1,856)	52,228
M96	10,306	(58,551)	(48,245)
MD2	-	(1,556)	(1,556)
MA6	25,147	(14,455)	10,692
MA3	18,600	(892)	17,708
M97	2,899	(5,252)	(2,353)
MD5	77	(9,745)	(9,668)
M98	6,082	(10,006)	(3,924)
MD6	38	(24)	14
MB3	1,300	(663)	637
ME2	56,761	(9,897)	46,864
MA7	235	(94)	141
MB8	2	(17,137)	(17,135)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	567	(51,147)	(50,580)
MF2	73,261	(33,924)	39,337
MG3	3,153	(40,430)	(37,277)
VMG	1,364	(1,920)	(556)
NMC	22	(10)	12
NSE	144	(508)	(364)
O01	2,931	(760)	2,171
O00	9,564	(153)	9,411
OGS	5,182	(7,640)	(2,458)
OSC	4,342	(1,222)	3,120
P10	32,091	(4,316)	27,775
PK8	3,267	(26,288)	(23,021)
P06	23,830	(60,862)	(37,032)
P07	116,004	(46,433)	69,571
SCP	4,259	(9,817)	(5,558)
R02	-	(886)	(886)
R03	-	(6)	(6)
TBC	5,807	(60,436)	(54,629)
REI	2,778	(5,605)	(2,827)
RNA	27	(33)	(6)
W42	809	(133)	676

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2019 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	5,444	(1,484)	3,960
AM2	13	(3,608)	(3,595)
IVP	40	(90,930)	(90,890)
A19	2	(69)	(67)
ASM	493	(1,470)	(977)
A54	167	(6)	161
A51	754	(263)	491
308	3,941	(3,855)	86
301	1,927	(789)	1,138
304	586	(6,737)	(6,151)
307	1,406	(150)	1,256
306	1,996	(1,870)	126
303	115	(5,524)	(5,409)
302	10	(10,689)	(10,679)
305	-	(129)	(129)
300	554	(109,970)	(109,416)
BLG	4,983	(25,724)	(20,741)
MSV	77	(131)	(54)
C89	63	(18)	45
C58	5	(10)	(5)
DRS	5,991	(2,347)	3,644
DSV	309	(49,024)	(48,715)
D37	2,343	(586)	1,757
001	51	(33)	18
SSI	7	(1,225)	(1,218)
D55	815	(924)	(109)
S61	-	(6,161)	(6,161)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	189	(6,854)	(6,665)
DTG	1,924	(2,661)	(737)
DSI	7,540	(295,037)	(287,497)
DCA	121	(717)	(596)
DSC	62	(150)	(88)
DGI	40	(56)	(16)
DQB	89	(32)	57
FVI	10,090	(419)	9,671
FCN	2,150	(1,643)	507
F24	550	(2,545)	(1,995)
FEI	328	(3,831)	(3,503)
FF1	13,795	(254)	13,541
FF2	30,355	(1,644)	28,711
FF3	43,886	(2,598)	41,288
FVG	176	(1,157)	(981)
FGP	67	(920)	(853)
F99	2,059	(11,252)	(9,193)
FHI	2,980	(2,090)	890
FIP	-	(37,379)	(37,379)
FIG	113	(51,740)	(51,627)
FMC	607	(98,960)	(98,353)
FM8	1,280,531	(1,188,956)	91,575
FOF	760	(464)	296
F91	265	(784)	(519)
FE3	2,740	(951)	1,789
TFS	2,805	(1,013)	1,792
T20	1,376	(976)	400
TSF	14	(2,552)	(2,538)
F56	21	(25)	(4)
FSS	71	(46)	25
FSC	23	(11)	12
FRE	1,423.00	(1,720)	(297)
G31	12	(400)	(388)
V15	-	(1,991)	(1,991)
VCP	-	(883)	(883)
A39	223	(112)	111
IB1	5,950	(2,110)	3,840
A21	63	(837)	(774)
A22	3,830	(3,558)	272
I84	195	(110)	85
I76	331	(50)	281
MVP	412	(270)	142

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	123,220	(14,573)	108,647
J43	16	(672)	(656)
J32	-	(65)	(65)
LRI	762	(24,617)	(23,855)
L27	40	(783)	(743)
MD8	477,719	(280,618)	197,101
M07	720	(149,704)	(148,984)
M35	9,732	(17,331)	(7,599)
M31	-	(1,149)	(1,149)
M80	483	(20,527)	(20,044)
MF1	2,454	(5,915)	(3,461)
M41	2,906	(1,160)	1,746
M42	1,560	(2,617)	(1,057)
M06	11,257	(113,661)	(102,404)
M33	23	(258)	(235)
M44	2,822	(3,883)	(1,061)
M40	91	(27)	64
M83	146	(41,760)	(41,614)
M08	449	(11,621)	(11,172)
MB6	-	(44)	(44)
MB7	-	(7,040)	(7,040)
MC0	10,682	(26,570)	(15,888)
MA0	35	(1,794)	(1,759)
MC1	12	(4,588)	(4,576)
MC3	1,146	(99,543)	(98,397)
MC6	1,319	(2,682)	(1,363)
MC9	55	(4,045)	(3,990)
M96	981	(41,548)	(40,567)
MD2	-	(778)	(778)
MA6	5,493	(20,491)	(14,998)
MA3	550	(279)	271
M97	2,550	(3,627)	(1,077)
MD5	102	(9,816)	(9,714)
M98	968	(45,020)	(44,052)
MD6	71	(68)	3
MB3	198	(7,267)	(7,069)
ME2	704	(1,021)	(317)
MA7	9	(558)	(549)
MB8	-	(4,951)	(4,951)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	567	(20,585)	(20,018)
MF2	17,225	(224,064)	(206,839)
MG3	3,554	(17,301)	(13,747)
VMG	2,231	(56)	2,175
NPP	17	(335)	(318)
NMC	26	(17)	9
NSE	1,284	(48)	1,236
O01	825	(448)	377
OGS	3,163	(3,850)	(687)
OSC	2,078	(2,421)	(343)
P10	22,338	(4,464)	17,874
PK8	14,281	(1,349)	12,932
P06	12,559	(51,554)	(38,995)
P07	83,333	(52,827)	30,506
SCP	5,268	(2,866)	2,402
R03	203	(8)	195
TBC	12,363	(15,474)	(3,111)
REI	2,007	(10,370)	(8,363)
RNA	18	(28)	(10)
W42	593	(134)	459

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,			For the years ended December 31,
		Units	Unit Value lowest to highest[3],[4]	Net Assets	Investment Income Ratio[1]	Total Return[2]
A70

	2020	-	$39.0614	$35	0.51%	39.08%
	2019	-	28.0853	25	-	29.78
	2018	-	21.6404	19	-	(9.98)
	2017	-	24.0404	21	-	36.30
	2016	-	17.6383	16	-	(0.88)
A71
	2020	30,561	38.2093	1,169,975	1.31	2.47
	2019	31,885	37.2872	1,191,098	1.11	23.61
	2018	27,925	30.1650	844,142	0.79	(5.84)
	2017	26,851	32.0374	862,116	1.24	18.60
	2016	24,666	27.0139	667,923	0.96	11.07
AM2
	2020	38,588	49.0552	1,892,950	1.10	29.60
	2019	4 5,490	37.8509	1,721,856	0.28	27.23
	2018	49,085	29.7499	1,460,293	0.40	(17.60)
	2017	52,832	36.1043	1,907,472	0.94	34.63
	2016	53,723	26.8168	1,440,685	-	(7.07)
IVP
	2020	133	11.4154	1,504	2.13	2.47
	2019	76	11.1407	831	-	17.14
	2018	90,966	9.5108	865,151	1.32	(22.79)
	2017	117,371	12.3178	1,445,746	2.41	25.42
	2016	93,649	9.8213	919,740	1.30	(0.50)
A19
	2020	3,112	100.4028	312,467	-	53.64
	2019	3,180	65.3494	207,793	-	36.01
	2018	3,247	48.0487	156,006	-	(1.11)
	2017	4,572	48.5860	222,147	-	33.78
	2016	4,647	36.3181	168,777	-	6.21
ASM
	2020	3,071	24.8509	76,325	0.72	3.37
	2019	9,430	24.0409	226,704	0.59	20.10
	2018	10,407	20.0180	208,343	0.48	(15.03)
	2017	8,415	23.5585	198,259	0.49	13.15
	2016	7,380	20.8212	153,667	0.68	25.09
A54
	2020	18,536	51.8504	961,089	-	64.63
	2019	14,670	31.4954	462,020	-	30.26
	2018	14,509	24.1796	350,813	-	(7.44)
	2017	14,355	26.1245	375,004	-	29.79
	2016	14,043	20.1282	282,651	-	0.97

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
		Units	Unit Value lowest to highest[3]	Net Assets	Investment Income Ratio[1]	Total Return[2]

A51

	2020	5,346	$45.0713	$240,955	1.02%	67.15%
	2019	7,454	26.9645	200,994	-	29.34
	2018	6,963	20.8482	145,174	-	1.44
	2017	8,027	20.5531	164,988	-	28.73
	2016	25,562	15.9659	408,129	-	6.24
308
	2020	42,300	37.9275	1,604,333	1.88	8.68
	2019	4 0,327	34.8973	1,407,302	2.07	21.38
	2018	4 0,241	28.7508	1,156,969	2.12	(8.66)
	2017	33,645	31.4754	1,058,987	2.06	17.04
	2016	32,927	26.8929	885,497	9.88	18.70
301
	2020	128,125	18.0725	2,315,545	2.38	9.73
	2019	42,350	16.4694	697,475	2.72	9.36
	2018	41,212	15.0601	620,656	6.29	(0.71)
	2017	12,629	15.1682	191,553	1.94	3.66
	2016	12,778	14.6320	186,967	2.03	2.94
304
	2020	9,413	52.1131	490,544	0.38	30.47
	2019	10,079	39.9441	402,583	1.04	35.28
	2018	16,230	29.5278	479,231	0.58	(9.04)
	2017	21,868	32.4633	709,895	0.93	31.47
	2016	20,749	24.6928	512,347	8.58	0.62
307
	2020	247	38.2183	9,431	0.74	8.73
	2019	4,513	35.1490	158,629	2.08	31.14
	2018	3,257	26.8022	87,290	1.72	(9.63)
	2017	2,886	29.6578	85,580	2.13	26.06
	2016	2,415	23.5259	56,813	1.28	7.35
306
	2020	9,510	45.2485	430,289	0.17	29.72
	2019	10,094	34.8810	352,085	0.16	31.52
	2018	9,968	26.5219	264,361	0.08	(10.55)
	2017	9,914	29.6490	293,929	0.43	25.89
	2016	9,386	23.5509	221,045	18.99	2.10
303
	2020	4,301	73.4439	316,088	0.29	52.08
	2019	7,023	48.2932	339,272	0.60	30.77
	2018	12,432	36.9289	459,191	0.39	(0.25)
	2017	15,463	37.0203	572,528	0.47	28.29
	2016	18,556	28.8566	535,540	9.60	9.49
302
	2020	9,783	45.7503	447,557	1.15	13.55
	2019	17,226	40.2925	694,073	1.47	26.14
	2018	27,905	31.9436	891,376	1.83	(1.79)
	2017	28,056	32.5246	912,510	1.39	22.38
	2016	28,172	26.5764	748,709	13.85	11.52

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
305
	2020	9	$26.5218	$241	0.20%	7.94%
	2019	5,584	24.5707	137,191	6.37	12.55
	2018	5,713	21.8304	124,702	4.51	(2.34)
	2017	12,775	22.3536	285,552	6.69	6.89
	2016	12,968	20.9131	271,191	6.24	17.69
300
	2020	642,010	29.1081	18,687,680	0.64	13.97
	2019	731,875	25.5395	18,691,713	1.43	22.88
	2018	841,291	20.7838	17,485,166	1.80	(13.13)
	2017	723,771	23.9258	17,316,751	1.28	32.14
	2016	717,956	18.1058	12,999,150	9.95	3.53
BLG
	2020	33,594	26.0717	875,854	1.36	21.01
	2019	33,703	21.5454	726,134	1.01	17.99
	2018	54,444	18.2604	994,177	1.18	(7.34)
	2017	22,201	19.7062	437,507	1.37	13.86
	2016	20,383	17.3077	352,786	1.40	4.11
MSV
	2020	15,390	44.1535	679,495	1.21	19.96
	2019	15,545	36.8062	572,106	1.78	28.98
	2018	15,599	28.5366	445,114	1.32	(6.39)
	2017	15,679	30.4848	477,955	0.95	14.05
	2016	15,790	26.7286	422,016	0.29	23.65
C63[5]
	2016	-	-	-	0.57	0.11
C65[6]
	2016	-	-	-	1.15	(4.64)
C89
	2020	117	23.8173	2,796	-	31.93
	2019	64	18.0529	1,148	-	31.75
	2018	19	13.7019	263	-	(2.40)
	2017	1	14.0385	14	-	33.03
C58
	2019	3	12.9837	34	2.02	25.15
	2018	8	10.3747	81	3.18	(16.81)
	2017	4,450	12.4714	55,500	1.80	27.18
	2016	3,989	9.8061	39,115	1.08	(1.94)
DRS
	2020	78,058	33.6885	2,629,646	2.02	(10.41)
	2019	90,183	37.6015	3,391,033	2.13	26.81
	2018	86,539	29.6520	2,566,044	2.03	(7.22)
	2017	81,957	31.9596	2,619,310	1.58	1.54
	2016	83,199	31.4764	2,618,811	1.40	5.87
DSV
	2020	121,697	40.1464	4,885,683	1.30	(1.90)
	2019	118,457	40.9250	4,847,815	1.21	28.14
	2018	167,172	31.9377	5,339,076	0.86	(16.72)
	2017	182,382	38.3483	6,994,002	0.88	12.05
	2016	158,400	34.2243	5,421,114	1.11	31.41

ELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
D37
	2020	32,175	$55.0178	$1,770,217	0.51%	11.08%
	2019	24,979	49.5279	1,237,161	0.56	29.63
	2018	23,222	38.2069	887,240	0.17	(12.12)
	2017	19,416	43.4749	844,103	0.31	18.65
	2016	20,421	36.6426	748,274	0.23	8.29
001
	2020	98	16.8420	1,650	2.32	(12.16)
	2019	56	19.1732	1,076	1.94	32.95
	2018	38	14.4210	550	3.25	(10.50)
	2017	5,627	16.1124	90,662	1.53	22.88
	2016	5,128	13.1121	67,245	1.05	(4.39)
SSI
	2020	20,900	41.4801	866,915	1.12	19.43
	2019	21,431	34.7316	744,319	1.04	25.22
	2018	22,649	27.7359	628,181	0.95	(11.23)
	2017	22,975	31.2445	717,841	0.99	14.33
	2016	25,661	27.3287	701,270	1.14	21.03
D55
	2020	42,931	55.6181	2,387,699	1.00	19.09
	2019	41,278	46.7030	1,927,772	0.77	24.87
	2018	41,387	37.4010	1,547,889	0.72	(11.42)
	2017	54,020	42.2232	2,280,847	0.69	14.03
	2016	60,978	37.0275	2,257,820	0.84	20.71
S61
	2020	18,792	30.9838	583,027	1.82	(0.80)
	2019	35,320	31.2332	1,103,943	0.71	21.51
	2018	41,481	25.7036	1,066,843	1.24	(16.01)
	2017	36,172	30.6047	1,107,790	0.74	10.52
	2016	31,812	27.6908	881,596	0.62	16.89
D18
	2020	18,437	33.5603	618,731	0.85	8.11
	2019	20,388	31.0439	632,914	0.67	20.18
	2018	27,053	25.8306	698,794	0.57	(15.49)
	2017	21,132	30.5644	645,886	1.26	15.38
	2016	30,617	26.4911	811,077	0.55	15.47
DTG
	2020	12,128	84.6241	1,026,299	0.25	69.92
	2019	13,687	49.8019	681,614	-	25.82
	2018	14,424	39.5830	570,942	-	(0.98)
	2017	13,292	39.9762	531,350	-	42.64
	2016	12,249	28.0261	343,295	-	4.72
DSI
	2020	2,887,946	39.8309	115,032,534	1.59	18.01
	2019	2,930,900	33.7528	98,928,633	1.73	31.18
	2018	3,218,397	25.7294	82,809,628	1.67	(4.63)
	2017	3,596,663	26.9799	97,039,793	1.75	21.54
	2016	3,550,789	22.1987	78,824,539	2.03	11.71

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
DCA
	2020	94,996	$50.5345	$4,800,757	0.79%	23.69%
	2019	99,652	40.8560	4,071,523	1.17	36.10
	2018	100,248	30.0199	3,009,564	1.26	(6.85)
	2017	101,593	32.2280	3,274,276	1.35	27.33
	2016	102,347	25.3104	2,590,540	1.64	7.90
DSC
	2020	4,266	35.4185	151,076	0.66	19.89
	2019	4,503	29.5420	133,023	-	21.78
	2018	4,591	24.2589	111,368	-	(19.08)
	2017	5,185	29.9775	155,418	-	24.68
	2016	5,674	24.0436	136,412	-	17.07
DGI
	2020	1,188	43.9200	52,162	0.78	24.63
	2019	1,181	35.2395	41,609	1.08	29.12
	2018	1,197	27.2919	32,660	0.79	(4.68)
	2017	1,421	28.6333	40,680	0.74	19.71
	2016	1,478	23.9193	35,352	1.21	10.03
DQB[7]
	2019	716	24.3566	17,426	1.90	8.06
	2018	659	22.5406	14,853	2.74	(2.54)
	2017	619	23.1291	14,314	2.11	4.50
	2016	630	22.1342	13,939	1.75	1.52
FVI
	2020	10,280	40.9866	421,356	1.27	22.39
	2019	17,441	33.4892	584,098	2.15	24.51
	2018	7,770	26.8973	209,011	1.26	(4.22)
	2017	12,178	28.0828	342,002	1.53	16.43
	2016	10,954	24.1209	264,226	1.17	7.26
FCN
	2020	93,517	98.0112	9,165,232	0.24	30.57
	2019	119,502	75.0662	8,970,191	0.47	31.58
	2018	118,995	57.0507	6,788,482	0.71	(6.38)
	2017	124,046	60.9359	7,558,586	1.01	21.88
	2016	126,385	49.9986	6,318,809	0.68	8.01
F24
	2020	7,290	68.7970	502,349	0.08	30.23
	2019	9,215	52.8259	487,410	0.22	31.27
	2018	11,210	40.2407	451,569	0.31	(6.64)
	2017	17,131	43.1025	738,901	0.78	21.59
	2016	18,521	35.4501	657,020	0.54	7.73
FEI
	2020	255,154	24.4671 to 47.1254	7,689,955	1.79	6.69
	2019	318,922	22.9320 to 44.1685	9,941,202	2.04	27.44
	2018	322,425	17.9939 to 34.6575	7,891,129	2.27	(8.29)
	2017	331,714	19.6208 to 37.7911	8,919,294	1.74	12.89
	2016	334,807	17.3799 to 33.4749	7,974,653	2.36	18.02

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
FF1
	2020	37,463	$24.5189	$918,556	1.72%	13.85%
	2019	26,488	21.5369	570,469	3.12	18.26
	2018	12,947	18.2115	235,790	1.31	(5.07)
	2017	22,424	19.1841	430,186	1.12	15.10
	2016	34,473	16.6674	574,574	1.67	5.91
FF2
	2020	4 6,413	25.1847	1,168,885	1.37	15.06
	2019	64,676	21.8886	1,415,658	2.57	20.13
	2018	35,965	18.2211	655,313	1.23	(5.86)
	2017	56,406	19.3557	1,091,779	1.20	16.62
	2016	104,255	16.5979	1,730,408	1.43	6.12
FF3
	2020	113,260	27.5569	3,121,090	1.11	16.89
	2019	144,936	23.5754	3,416,929	2.38	24.43
	2018	103,648	18.9471	1,963,827	1.38	(7.78)
	2017	98,033	20.5456	2,014,140	1.39	20.96
	2016	143,373	16.9854	2,435,234	1.63	6.61
FVG
	2020	5,948	36.7864	218,818	2.15	7.85
	2019	5,799	34.1096	197,813	3.54	30.05
	2018	6,780	26.2277	177,829	0.33	(8.98)
	2017	6,750	28.8156	194,512	1.17	16.90
	2016	7,944	24.6505	195,822	1.66	16.08
FGP
	2020	309	81.9412	25,291	0.06	43.89
	2019	240	56.9462	13,683	0.26	34.31
	2018	1,093	42.3980	46,362	0.28	(0.17)
	2017	1,335	42.4694	56,694	0.29	35.13
	2016	340	31.4279	10,700	0.04	0.80
F99
	2020	76,816	63.6031	4,888,150	0.04	43.55
	2019	95,897	44.3077	4,250,656	0.06	33.98
	2018	105,090	33.0713	3,476,720	0.04	(0.43)
	2017	114,031	33.2147	3,788,778	0.08	34.81
	2016	105,464	24.6373	2,599,295	-	0.55
FHI
	2020	17,044	26.9777	459,810	5.06	2.75
	2019	19,604	26.2567	514,735	5.24	15.11
	2018	18,714	22.8110	426,876	5.64	(3.29)
	2017	17,337	23.5858	408,906	5.64	6.93
	2016	14,822	22.0564	327,085	3.87	14.61
FIP
	2020	426	67.1012	28,371	1.12	18.24
	2019	127,299	56.7504	7,224,082	2.02	31.35
	2018	164,678	43.2054	7,114,877	1.76	(4.49)
	2017	192,558	45.2370	8,710,609	1.82	21.71
	2016	236,042	37.1672	8,772,889	1.49	11.86

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
FIG
	2020	1,359,147	$31.6699	$43,043,978	2.19%	9.39%
	2019	1,427,156	28.9502	41,316,493	2.71	9.67
	2018	1,478,783	26.3985	39,037,700	2.56	(0.53)
	2017	1,467,099	26.5394	38,935,843	2.39	4.22
	2016	1,743,613	25.4656	44,402,143	2.27	4.74
FMC
	2020	89,291	33.5930	2,999,546	0.65	18.19
	2019	122,927	28.4230	3,493,947	0.73	23.45
	2018	221,280	23.0242	5,094,795	0.66	(14.54)
	2017	243,968	26.9410	6,572,771	0.68	20.81
	2016	369,842	22.3006	8,247,697	0.47	12.23
FM8
	2020	1,565,418	12.3959	19,398,524	0.28	0.28
	2019	1,726,434	12.3612	21,334,609	1.93	1.92
	2018	1,634,859	12.1288	19,822,839	1.55	1.55
	2017	1,686,947	11.9436	20,142,377	0.58	0.57
	2016	1,544,901	11.8753	18,340,425	0.10	0.10
FOF
	2020	10,998	28.6285	314,868	0.45	15.61
	2019	10,300	24.7621	255,055	1.76	27.77
	2018	10,004	19.3809	193,885	1.60	(14.81)
	2017	9,205	22.7494	209,410	1.43	30.28
	2016	9,094	17.4614	158,787	1.26	(5.06)
F91
	2020	6,524	35.1005	228,996	0.10	15.33
	2019	26,347	30.4340	801,845	1.55	27.50
	2018	26,866	23.8697	641,274	1.45	(15.06)
	2017	30,643	28.1006	861,083	1.17	29.99
	2016	35,774	21.6181	773,368	1.23	(5.27)
FE3
	2020	55,257	24.2249	1,338,588	2.79	6.85
	2019	56,710	22.6713	1,285,696	0.33	17.38
	2018	54,921	19.3147	1,060,789	2.20	(10.55)
	2017	51,554	21.5926	1,113,195	1.27	14.57
	2016	35,158	18.8459	662,589	0.52	5.17
TFS
	2020	9,174	21.0597	193,215	1.17	(0.92)
	2019	64,426	21.2543	1,369,331	2.03	12.84
	2018	62,634	18.8362	1,179,792	2.87	(15.27)
	2017	78,069	22.2305	1,735,532	2.31	17.02
	2016	172,134	18.9972	3,270,085	2.15	7.49
T20
	2020	17,242	28.5662	493,441	3.47	(1.16)
	2019	20,083	28.9008	581,335	1.68	12.53
	2018	19,683	25.6830	506,334	2.41	(15.44)
	2017	16,213	30.3730	493,418	2.54	16.69
	2016	16,166	26.0283	421,609	1.97	7.18

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
TSF
	2020	125,132	$34.8707	$4,363,374	3.09%	5.99%
	2019	172,278	32.9010	5,668,069	3.01	15.43
	2018	174,816	28.5022	4,982,583	2.25	(14.61)
	2017	182,853	33.3777	6,103,156	1.83	18.77
	2016	183,082	28.1033	5,145,158	2.29	9.90
F56
	2020	15	32.4104	4 79	2.90	5.80
	2019	12	30.6339	381	2.53	15.15
	2018	16	26.6025	412	1.69	(14.85)
	2017	1,382	31.2415	43,176	1.68	18.50
	2016	1,764	26.3642	46,497	2.02	9.62
FSS
	2020	135	26.9858	3,634	3.68	(4.85)
	2019	73	28.3609	2,062	2.01	22.92
	2018	4 8	23.0723	1,096	2.64	(8.86)
	2017	25	25.3141	635	2.32	8.64
	2016	18	23.3020	412	3.01	16.35
FSC
	2020	152	56.7087	8,627	-	55.52
	2019	135	36.4631	4,911	-	31.80
	2018	123	27.6652	3,397	-	(5.15)
	2017	109	29.1684	3,182	-	21.75
	2016	100	23.9585	2,380	-	4.40
FRE
	2020	7,260	16.0630	116,610	3.27	(5.17)
	2019	8,539	16.9383	144,630	2.81	22.62
	2018	8,836	13.8142	122,061	2.80	(6.52)
	2017	9,978	14.7773	147,448	3.56	10.76
	2016	10,710	13.3418	142,886	1.45	0.81
G31
	2020	1,796	47.1332	84,675	0.82	17.55
	2019	2,232	40.0976	89,483	1.23	25.21
	2018	2,620	32.0242	83,908	1.18	(6.19)
	2017	3,020	34.1386	103,092	1.39	24.07
	2016	3,266	27.5163	89,852	1.33	10.73

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
V15
	2020	98,560	$38.0147	$3,746,749	0.07%	42.35%
	2019	195,495	26.7045	5,220,586	-	36.76
	2018	197,486	19.5272	3,856,346	-	(3.62)
	2017	209,121	20.2614	4,237,078	0.08	27.34
	2016	211,215	15.9112	3,360,676	-	2.27
VCP
	2020	27,224	32.1315	874,754	2.48	(0.85)
	2019	27,684	32.4076	897,158	2.00	25.30
	2018	28,567	25.8640	738,868	1.62	(12.16)
	2017	33,048	29.4454	973,099	2.05	17.85
	2016	37,239	24.9853	930,432	1.47	17.30
A39
	2020	3,872	42.6003	164,959	1.39	13.85
	2019	3,812	37.4176	142,652	0.98	28.96
	2018	3,701	29.0140	107,384	0.91	(9.39)
	2017	3,660	32.0225	117,214	1.06	13.17
	2016	3,608	28.2948	102,085	0.72	10.26
IB1
	2020	55,337	34.5032	1,909,312	2.23	2.09
	2019	69,590	33.7958	2,351,850	1.88	25.19
	2018	65,750	26.9955	1,774,963	2.02	(13.38)
	2017	67,276	31.1660	2,096,707	1.49	14.32
	2016	65,615	27.2625	1,788,837	0.98	19.69
A21
	2020	17,662	42.9268	758,163	2.28	14.00
	2019	19,613	37.6567	738,547	1.60	28.57
	2018	20,387	29.2884	597,092	2.28	(14.98)
	2017	4 7,772	34.4469	1,645,604	1.39	23.00
	2016	52,249	28.0053	1,463,246	1.19	(0.45)
A22
	2020	11,294	32.0349	361,798	0.77	9.25
	2019	10,933	29.3230	320,581	0.52	25.28
	2018	10,661	23.4066	249,548	0.52	(11.35)
	2017	10,520	26.4034	277,774	0.53	14.92
	2016	9,421	22.9759	216,455	0.06	13.43
I84[8]
	2019	4,329	23.0474	99,780	-	34.34
	2018	4,244	17.1561	72,814	-	(5.58)
	2017	4,237	18.1705	76,994	-	22.49
	2016	4,158	14.8342	61,684	-	0.76
I76
	2020	1,607	28.0896	45,151	0.36	27.24
	2019	1,561	22.0754	34,471	-	26.60
	2018	1,280	17.4374	22,315	-	(15.08)
	2017	253	20.5338	5,205	-	14.06
	2016	1,898	18.0033	34,165	-	12.06

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
MVP
	2020	7,009	$29.1138	$204,093	1.27%	-0.92%
	2019	5,862	29.3842	172,300	1.17	30.35
	2018	5,720	22.5423	128,965	1.07	(13.63)
	2017	5,634	26.1006	147,083	0.79	13.94
	2016	4,989	22.9079	114,330	0.23	19.03
JM7
	2020	93,943	16.9574	1,593,055	0.52	7.84
	2019	1,015,697	15.7239	15,970,694	2.51	8.18
	2018	907,050	14.5355	13,184,439	2.37	0.05
	2017	943,333	14.5284	13,705,131	2.53	3.57
	2016	834,278	14.0274	11,702,729	2.64	2.12
J43
	2020	20,616	48.2807	995,331	0.95	13.69
	2019	21,328	42.4687	905,792	0.40	24.58
	2018	21,984	34.0905	749,438	0.38	(11.93)
	2017	22,617	38.7079	875,450	0.32	15.23
	2016	23,267	33.5930	781,592	0.47	20.21
J32
	2020	7,441	57.7072	429,374	0.76	25.26
	2019	7,603	46.0694	350,249	0.85	31.75
	2018	7,668	34.9664	268,129	0.82	(6.16)
	2017	7,607	37.2634	283,460	0.87	22.33
	2016	7,785	30.4615	237,139	0.99	10.94
LRI
	2020	292,330	20.5499	6,011,146	2.70	(1.03)
	2019	365,015	20.7645	7,583,177	0.91	18.36
	2018	388,870	17.5439	6,825,530	1.92	(18.32)
	2017	4 04,537	21.4789	8,692,987	2.14	28.14
	2016	345,653	16.7621	5,796,976	1.27	21.12
L27[9]
	2018	743	23.6066	17,544	0.85	(23.67)
	2017	1,696	30.9258	52,461	1.12	39.21
	2016	1,953	22.2148	43,375	0.69	(4.28)
MD8
	2020	6,202,617	10.3456 to 13.8609	85,947,318	0.19	0.22
	2019	5,722,123	10.3230 to 13.8306	79,114,534	1.62	1.63
	2018	5,525,022	10.1569 to 13.6081	75,160,719	1.24	1.26
	2017	5,923,358	10.0305 to 13.4388	79,580,378	0.29	0.30
	2016	6,301,822	10.0009 to 13.3991	84,416,960	0.01	0.01

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
M07
	2020	277,537	$17.8068	$4,942,056	2.30%	9.81%
	2019	378,304	16.2156	6,134,426	2.04	20.38
	2018	527,288	13.4699	7,102,506	2.10	(5.61)
	2017	535,083	14.2707	7,635,988	2.31	12.30
	2016	560,316	12.7078	7,120,370	2.74	9.09
M35
	2020	357,972	17.4847	6,259,029	2.02	9.52
	2019	393,175	15.9654	6,277,188	2.17	20.12
	2018	4 00,774	13.2916	5,326,916	1.95	(5.87)
	2017	448,872	14.1206	6,338,327	2.32	12.02
	2016	374,574	12.6049	4,721,452	2.75	8.81
M31
	2020	34,106	41.3917	1,411,702	-	31.86
	2019	35,544	31.3914	1,115,778	-	38.15
	2018	36,693	22.7229	833,775	0.09	2.67
	2017	37,810	22.1321	836,822	0.10	31.40
	2016	38,951	16.8428	656,049	0.04	2.44
M80
	2020	32,467	40.5313	1,315,939	-	31.54
	2019	32,196	30.8140	992,098	-	37.78
	2018	52,240	22.3650	1,168,346	-	2.41
	2017	52,421	21.8383	1,144,784	-	31.08
	2016	66,441	16.6598	1,106,895	-	2.18
MF1
	2020	67,948	40.8425	2,775,164	-	36.48
	2019	90,695	29.9257	2,714,103	-	38.66
	2018	94,156	21.5819	2,032,056	-	1.24
	2017	110,079	21.3185	2,346,710	0.12	27.00
	2016	116,626	16.7868	1,957,770	-	4.91
M41
	2020	9,474	40.6389	385,004	-	36.12
	2019	22,450	29.8553	670,257	-	38.28
	2018	20,704	21.5908	447,011	-	0.95
	2017	21,804	21.3867	466,312	-	26.68
	2016	24,590	16.8830	415,157	-	4.62
M42
	2020	4,501	27.5773	124,121	-	45.58
	2019	92,087	18.9426	1,744,361	-	41.27
	2018	93,144	13.4084	1,248,908	-	(1.72)
	2017	95,546	13.6426	1,303,500	-	26.33
	2016	108,414	10.7991	1,170,775	-	8.80
M06
	2020	381,682	13.4448	5,131,671	3.38	8.47
	2019	452,419	12.3952	5,607,847	3.25	10.21
	2018	554,823	11.2473	6,240,264	3.78	(1.09)
	2017	301,558	11.3708	3,428,959	3.37	4.46
	2016	301,122	10.8857	3,277,922	3.33	4.23

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
M33
	2020	547	$29.5735	$16,168	0.53%	16.59%
	2019	3,542	25.3647	89,854	0.79	32.95
	2018	3,777	19.0788	72,070	0.70	(4.37)
	2017	4,015	19.9504	80,096	1.17	23.37
	2016	6,571	16.1714	106,258	0.79	8.74
M44
	2020	41,108	14.9072	612,816	2.51	5.90
	2019	42,449	14.0764	597,528	4.06	25.07
	2018	43,510	11.2550	489,711	1.11	1.06
	2017	43,708	11.1370	486,774	4.26	14.83
	2016	45,704	9.6986	443,261	4.30	11.47
M40
	2020	1,324	14.6723	19,416	2.30	5.62
	2019	1,201	13.8914	16,677	3.89	24.80
	2018	1,137	11.1308	12,654	0.88	0.81
	2017	1,065	11.0413	11,756	2.58	14.49
	2016	3,355	9.6437	32,352	3.70	11.24
M83
	2020	432,374	24.3146	10,512,990	1.49	3.48
	2019	513,702	23.4980	12,070,967	2.13	29.80
	2018	555,316	18.1031	10,052,932	1.55	(10.09)
	2017	592,475	20.1338	11,928,793	1.99	17.65
	2016	664,313	17.1132	11,368,550	2.00	14.09
M08
	2020	81,106	17.0546	1,383,234	1.38	3.22
	2019	74,381	16.5224	1,228,950	1.83	29.51
	2018	85,553	12.7581	1,091,497	1.32	(10.36)
	2017	89,805	14.2319	1,278,103	1.67	17.35
	2016	107,285	12.1280	1,301,158	1.89	13.78
MB6
	2020	408	42.2796	17,248	1.65	15.34
	2019	453	36.6567	16,591	1.50	29.17
	2018	497	28.3777	14,115	1.38	(7.74)
	2017	545	30.7579	16,762	1.51	20.76
	2016	590	25.4697	15,036	1.39	8.45
MB7
	2020	8,130	45.1726	367,234	1.43	15.06
	2019	8,489	39.2594	333,258	0.90	28.87
	2018	15,529	30.4636	473,055	1.18	(7.99)
	2017	17,837	33.1088	590,538	1.33	20.47
	2016	17,587	27.4832	483,348	1.35	8.17
MC0
	2020	349,507	23.0175	8,044,781	3.52	10.57
	2019	355,026	20.8175	7,390,741	3.89	14.65
	2018	370,914	18.1574	6,734,858	3.89	(3.00)
	2017	365,755	18.7188	6,846,485	3.74	6.39
	2016	363,579	17.5953	6,397,289	4.20	6.28
MA0
	2020	29,491	25.2146	743,610	5.08	10.34
	2019	7,047	22.8519	161,044	3.36	14.46
	2018	8,806	19.9654	175,810	3.62	(3.31)
	2017	9,629	20.6488	198,816	3.87	6.11
	2016	7,860	19.4597	152,955	3.88	5.98

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
MC1
	2020	41,460	$33.5852	$1,392,434	0.50%	18.39%
	2019	46,004	28.3694	1,305,110	0.54	32.87
	2018	50,580	21.3511	1,079,946	0.37	(4.07)
	2017	23,788	22.2563	529,428	0.73	24.50
	2016	23,533	17.8759	420,675	0.49	11.07
MC3
	2020	20,696	19.1508	396,338	3.31	10.57
	2019	18,688	17.3203	323,685	0.20	20.52
	2018	117,085	14.3717	1,682,706	0.33	(13.94)
	2017	140,086	16.6994	2,339,351	1.23	37.95
	2016	100,355	12.1053	1,214,829	0.66	9.37
MC6
	2020	9,300	76.2133	708,657	0.51	20.76
	2019	7,638	63.1122	481,966	0.51	36.01
	2018	9,001	46.4032	417,592	0.52	(4.83)
	2017	8,197	48.7586	399,573	1.11	32.14
	2016	7,573	36.9000	279,364	0.88	6.07
MC9
	2020	86,396	38.1276	3,294,055	1.52	16.24
	2019	34,168	32.8013	1,120,742	0.75	31.62
	2018	38,158	24.9216	950,962	0.73	(9.06)
	2017	40,125	27.4047	1,099,602	1.36	25.17
	2016	39,963	21.8937	874,941	0.84	5.21
M96
	2020	317,045	28.3724	8,994,612	2.87	6.38
	2019	365,290	26.6710	9,742,009	2.90	6.53
	2018	405,857	25.0369	10,160,788	3.23	0.47
	2017	437,216	24.9201	10,894,868	2.68	2.22
	2016	670,821	24.3780	16,352,701	2.69	1.04
MD2
	2020	1,280	19.8148	25,374	3.27	6.12
	2019	2,836	18.6728	52,960	2.36	6.35
	2018	3,614	17.5581	63,450	2.91	0.17
	2017	4,189	17.5283	73,423	2.87	2.03
	2016	4,431	17.1803	76,133	2.66	0.68
MA6
	2020	250,279	14.9798	3,749,132	5.27	5.09
	2019	239,587	14.2548	3,415,280	5.26	14.81
	2018	254,585	12.4163	3,161,022	11.30	(3.08)
	2017	56,965	12.8107	729,764	6.55	6.69
	2016	55,228	12.0078	663,177	6.80	13.82

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
MA3
	2020	22,339	$34.6121	$773,192	8.46%	4.85%
	2019	4,631	33.0108	152,872	5.62	14.44
	2018	4,360	28.8466	125,760	5.42	(3.24)
	2017	4,508	29.8125	134,383	6.35	6.31
	2016	4,541	28.0431	127,355	6.52	13.64
M97
	2020	85,241	28.0375	2,389,945	1.45	15.84
	2019	87,594	24.2042	2,120,154	1.23	27.30
	2018	88,671	19.0137	1,685,956	1.05	(9.02)
	2017	97,600	20.8987	2,039,708	1.24	32.64
	2016	178,124	15.7562	2,806,556	1.18	2.49
MD5
	2020	46,872	41.9171	1,964,737	1.25	15.50
	2019	56,540	36.2915	2,051,913	0.96	27.11
	2018	66,254	28.5510	1,891,602	0.80	(9.30)
	2017	69,438	31.4790	2,185,841	1.10	32.35
	2016	84,752	23.7853	2,015,853	0.88	2.15
M98
	2020	535,609	27.3283	14,637,284	1.02	20.52
	2019	539,533	22.6749	12,233,823	1.89	25.94
	2018	583,585	18.0040	10,506,871	1.12	(9.49)
	2017	597,063	19.8915	11,876,483	1.68	27.14
	2016	261,290	15.6449	4,087,861	1.33	4.05
MD6
	2020	919	44.2465	40,651	0.46	22.53
	2019	905	36.1120	32,687	0.59	39.95
	2018	902	25.8031	23,282	0.49	0.81
	2017	1,470	25.5959	37,633	0.66	28.42
	2016	1,472	19.9307	29,343	0.60	6.08
MB3
	2020	10,349	53.9803	558,623	0.23	22.20
	2019	9,712	44.1743	429,010	0.26	39.58
	2018	16,781	31.6471	531,064	0.34	0.58
	2017	17,676	31.4657	556,180	0.42	28.10
	2016	19,464	24.5634	478,094	0.38	5.84

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
ME2

	2020	98,339	$29.1991	$2,871,395	2.48%	12.95%
	2019	51,475	25.8523	1,330,735	1.48	28.04
	2018	51,792	20.1902	1,045,696	1.49	(14.12)
	2017	52,647	23.5111	1,237,771	1.76	28.29
	2016	58,612	18.3265	1,074,152	1.40	(0.70)
MA7
	2020	1,673	23.9134	40,000	3.57	9.11
	2019	1,532	21.9164	33,576	2.86	11.29
	2018	2,081	19.6928	40,978	3.71	(2.11)
	2017	2,191	20.1165	44,067	1.26	5.88
	2016	14,580	18.9986	276,997	2.85	8.00
MB8
	2020	72,231	30.4911 to 55.3924	2,433,388	0.76	2.23
	2019	89,366	29.8250 to 54.1823	3,298,107	0.76	26.78
	2018	94,317	23.5258 to 42.7387	2,735,699	0.86	(5.11)
	2017	86,828	24.7920 to 45.0391	2,534,303	0.86	14.97
	2016	78,768	21.5646 to 39.1759	2,038,747	1.16	20.90
MF6
	2020	121,506	63.5843	7,727,177	4.34	1.49
	2019	1 72,086	62.6536	1 0,783,078	3.57	26.87
	2018	1 92,104	49.3827	9,487,609	4.50	(3.03)
	2017	1 79,186	50.9266	9,126,348	4.23	13.33
	2016	1 83,115	44.9363	8,229,417	2.72	7.94
MF2
	2020	1,206,297	13.2990	1 6,042,424	3.25	4.34
	2019	1,166,960	12.7458	1 4,873,783	2.71	5.19
	2018	1,373,799	12.1173	1 6,646,631	2.01	1.28
	2017	1,335,930	11.9647	1 5,983,838	1.63	1.73
	2016	1,314,580	11.7613	1 5,461,013	1.30	1.68

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
MG3
	2020	1 06,235	$27.9169	$2,966,038	1.14%	3.87%
	2019	1 43,512	26.8770	3,857,455	1.25	31.12
	2018	1 57,259	20.4982	3,223,734	0.88	(11.45)
	2017	1 67,338	23.1483	3,873,838	1.26	13.67
	2016	1 64,514	20.3637	3,350,327	0.87	15.98
VMG
	2020	3,931	132.9770	522,696	-	152.30
	2019	4,487	52.7062	236,476	-	40.11
	2018	2,312	37.6182	86,949	-	10.65
	2017	909	33.9975	30,902	-	38.76
	2016	1,213	24.5007	29,720	-	(8.78)
NPP[10]
	2018	318	33.0602	10,508	1.25	(1.04)
	2017	301	33.4074	10,051	0.62	13.36
	2016	290	29.4701	8,463	0.73	27.37
NMC
	2020	450	73.0391	32,830	-	39.98
	2019	438	52.1781	22,846	-	32.75
	2018	429	39.3062	16,868	-	(6.40)
	2017	410	41.9958	17,210	-	25.29
	2016	394	33.5193	13,219	-	4.40
NAR[11]
	2017	-	-	-	-	16.74
	2016	1,591	27.2178	43,316	0.67	16.17
NLM[12]
	2018	-	17.3911	-	-	1.02
	2017	242	17.2154	4,162	1.53	0.89
	2016	226	17.0633	3,853	0.12	1.22
NSE
	2020	872	13.0803	11,411	0.56	19.56
	2019	1,236	10.9402	13,520	0.42	9.40
O01
	2020	43,002	45.6136	1,961,540	-	36.59
	2019	40,831	33.3953	1,363,625	0.06	36.20
	2018	40,454	24.5201	991,985	0.32	(5.73)
	2017	42,891	26.0101	1,115,645	0.23	26.83
	2016	47,337	20.5075	970,803	0.41	(2.20)
O00
	2020	9,411	14.8267	139,531	-	48.27

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
					Investment
			Unit Value	Net	Income
		Units	lowest to highest[3]	Assets	Ratio[1]	Total Return[2]
OGS
	2020	56,243	$48.6154	$2,734,357	0.71%	27.64%
	2019	58,701	38.0886	2,235,896	0.90	31.79
	2018	59,388	28.9016	1,716,453	0.01	(0.13)
	2017	60,274	33.2888	2,006,508	0.91	36.66
	2016	60,093	24.3582	1,463,792	0.98	0.08
OSC
	2020	34,557	48.8371	1,687,619	0.71	19.93
	2019	31,437	40.7220	1,280,152	0.20	26.47
	2018	31,780	32.1988	1,023,260	0.31	(10.32)
	2017	30,994	35.9053	1,112,821	0.87	14.16
	2016	30,205	31.4528	950,003	0.43	18.05
P10
	2020	1 04,135	7.1033	739,705	5.84	1.35
	2019	76,360	7.0086	535,181	4.69	11.43
	2018	58,486	6.2897	367,859	2.09	(14.13)
	2017	50,683	7.3248	371,241	10.89	2.15
	2016	41,777	7.1704	299,555	1.12	15.16
PK8
	2020	38,126	23.1823 to 46.4520	883,034	4.57	6.71
	2019	61,147	21.7255 to 43.5329	1,327,684	4.44	14.77
	2018	48,215	18.9291 to 37.9296	912,060	4.12	(4.73)
	2017	49,417	19.8697 to 39.8142	993,758	5.18	9.89
	2016	49,052	18.0809 to 36.2300	900,831	5.23	13.34
P06
	2020	523,148	23.2058	1 2,139,570	1.46	11.71
	2019	560,180	20.7728	1 1,636,033	1.65	8.44
	2018	599,175	19.1566	1 1,477,686	2.46	(2.20)
	2017	628,609	19.5883	1 2,313,460	2.33	3.66
	2016	273,801	18.8971	5,157,900	2.39	5.20
P07
	2020	1,353,383	24.8593	33,617,840	2.12	8.65
	2019	1,283,812	22.8806	29,350,167	3.01	8.36
	2018	1,253,306	21.1162	26,442,987	2.55	(0.53)
	2017	1,201,151	21.2286	25,477,341	2.06	4.92
	2016	693,267	20.2333	1 3,945,984	2.08	2.68
SCP
	2020	46,015	22.1252	1,018,140	1.02	(7.15)
	2019	51,573	23.8293	1,228,996	0.70	18.67
	2018	49,171	20.0810	987,446	0.67	(8.34)
	2017	56,599	21.9083	1,240,030	0.71	5.38
	2016	1 39,277	20.7905	2,895,693	1.88	20.96
R02
	2020	-	40.0424	-	-	20.03
	2019	886	33.3602	29,549	1.12	45.04
	2018	886	23.0004	20,373	0.18	(10.32)
	2017	886	25.6474	22,717	0.05	31.78
	2016	886	19.4624	17,239	-	15.72
R03[13]
	2020	498	56.7623	28,246	0.29	44.96
	2019	504	39.1575	19,745	-	36.86
	2018	309	28.6111	8,825	-	(1.81)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

			At December 31,		For the years ended December 31,
		Units	Unit Value lowest to highest[3]	Net Assets	Investment Income Ratio[1]	Total Return2
TBC
	2020	429,814	$49.4531 to $67.5568	$ 23,565,313	-%	34.28%
	2019	484,443	36.8286 to 50.3108	19,619,911	-	29.89
	2018	487,554	28.3540 to 38.7338	15,122,847	-	1.92
	2017	500,651	27.8208 to 38.0054	15,114,670	-	36.17
	2016	684,528	20.4315 to 27.9110	15,679,146	-	0.78
REI
	2020	61,545	41.9112	2,580,036	2.34	1.18
	2019	64,372	41.4210	2,666,968	2.32	26.40
	2018	72,735	32.7702	2,384,032	1.97	(9.50)
	2017	86,496	36.2103	3,132,571	1.42	16.02
	2016	1 84,072	31.2101	5,745,345	2.33	19.17
RNA
	2020	633	68.2126	43,185	-	44.37
	2019	639	47.2475	30,159	0.42	34.93
	2018	649	35.0166	22,730	0.16	1.16
	2017	660	34.6155	22,822	0.11	34.43
	2016	671	25.7503	17,452	0.01	1.31
W42
	2020	2,765	40.7819	112,774	-	24.23
	2019	2,089	32.8282	68,563	0.26	31.10
	2018	1,630	25.0403	40,812	0.10	(1.46)
	2017	1,576	25.4116	40,053	-	19.58
	2016	1,631	21.2505	34,664	-	13.69

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

2 Ratio represents the total return for the year indicated and reflects the changes in value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return calculated for the year indicated or from the effective date through the end of the reporting period.

3 These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.

4 Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

5 Columbia Variable Portfolio - Loomis Sayles Growth Fund II Class 1 Sub-Account (C63) merged into Sub-Account C89 on
April 29, 2016.

6 Columbia Variable Portfolio - International Opportunities Fund - Class 2 Sub-Account (C65) merged into Sub-Account C58 on
April 29, 2016.

7 BNY Mellon Variable Investment Fund: Quality Bond Portfolio, Initial Shares Sub-Account (DQB) merged into Sub-Account MD8 on April 30, 2020.

8 Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.

9 Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) merged into Sub-Account MD8 on
July 31, 2019.

10 Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account (NPP) merged into Sub-Account NSE on
April 30, 2019.

11 Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR) is active but has had zero balance since
2017.

12 Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM) is active but has had zero balance since 2018.

13 The net assets in R03 were transferred out during 2010 and R03 had zero balance through 2017.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2020 and 2019 and for the Years

Ended December 31, 2020, 2019 and 2018

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

Report of Independent Auditors

To the Board of Directors of

    Delaware Life Insurance Company

We have audited the accompanying statutory financial statements of Delaware Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in capital stock and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404 T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 28, 2021

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2020 AND 2019 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2020	2019
ADMITTED ASSETS
GENERAL ACCOUNT ASSETS
Bonds	$12,808,660	$10,918,153
Preferred stocks	939,125	769,767
Common stocks	881,233	779,463
Mortgage loans on real estate	456,382	606,383
Cash, cash equivalents and short-term investments	1,401,303	1,480,742
Contract loans	392,136	400,939
Derivatives	702,736	335,701
Other invested assets	908,261	878,847
Mortgage escrow funds	1,616	2,827
Receivables for securities	163,473	36,500
Investment income due and accrued	237,294	153,301
Amounts recoverable from reinsurers	12,748	9,549
Other amounts receivable under reinsurance contracts	21,994	4,049
Current federal and foreign income tax recoverable	45,609	49,947
Net deferred tax asset	31,997	79,469
Electronic data processing equipment and software	101	469
Receivables from parent, subsidiaries and affiliates	2,410	103,360
Reinsurance deposit asset	395,678	371,013
Other assets	19,623	17,793

Total general account assets	19,422,379	16,998,272
SEPARATE ACCOUNT ASSETS	22,324,504	20,832,308

TOTAL ADMITTED ASSETS	$41,746,883	$37,830,580

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2020 AND 2019 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2020	2019
LIABILITIES, CAPITAL STOCK AND SURPLUS
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$15,188,297	$13,486,913
Aggregate reserve for accident and health contracts	337	679
Liability for deposit-type contracts	941,896	671,845
Contract claims	38,501	33,937
Other amounts payable on reinsurance	36,149	16,698
Interest maintenance reserve	31,109	39,563
Commissions to agents due or accrued	24,595	20,383
General expenses due or accrued	30,591	18,677
Transfers from Separate Accounts due or accrued (net)	(85,448)	(233,009)
Remittances and items not allocated	27,116	17,405
Asset valuation reserve	290,667	250,890
Payable for securities	354,741	191,881
Payable to parent and affiliates	21,352	15,095
Reinsurance in unauthorized and certified companies	649	585
Funds held under reinsurance treaties with unauthorized and certified reinsurers	262,997	245,590
Funds held under coinsurance	398,782	371,889
Derivatives	238,061	117,942
Other liabilities	23,443	147,998

Total general account liabilities	17,823,835	15,414,961
SEPARATE ACCOUNT LIABILITIES	22,324,502	20,832,306

Total liabilities	40,148,337	36,247,267
CAPITAL STOCK AND SURPLUS
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	557,500	565,000
Gross paid in and contributed surplus	777,939	770,439
Unassigned funds	256,670	241,437

Total surplus	1,592,109	1,576,876

Total capital stock and surplus	1,598,546	1,583,313

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$41,746,883	$37,830,580

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
INCOME:
Premiums and annuity considerations	$2,668,116	$2,412,284	$(10,314,071)
Considerations for supplementary contracts with life contingencies	29,823	42,186	41,368
Net investment income	439,413	426,912	719,167
Amortization of interest maintenance reserve	6,154	9,296	12,414
Commissions and expense allowances on reinsurance ceded	108,465	113,811	243,365
Reserve adjustments on reinsurance ceded	(1,298,243)	(1,652,188)	10,705,103
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	337,386	346,576	375,076
Change in cash value of company owned life insurance	—	—	3,513
Investment (expense) income on reinsurance deposit asset	(159,574)	(116,980)	19,592
Reinsurance experience refund	119,915	120,973	129,967
Other income	59,147	54,015	57,899

Total Income	2,310,602	1,756,885	1,993,393
BENEFITS AND EXPENSES:
Death benefits	118,761	97,356	123,612
Annuity benefits	285,426	315,500	267,802
Health benefits	867	666	—
Surrender benefits and withdrawals for life contracts	1,116,537	1,275,361	1,009,649
Interest and adjustments on contract or deposit-type contract funds	(6,582)	8,163	22,140
Payments on supplementary contracts with life contingencies	45,475	44,396	41,136
Increase in aggregate reserves for life and accident and health contracts	1,697,602	1,318,634	2,081,112

Total Benefits	3,258,086	3,060,076	3,545,451
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	198,030	186,775	152,103
Commissions and expense allowances on reinsurance assumed	117	119	123
General insurance expenses	201,758	223,389	219,357
Insurance taxes, licenses and fees, excluding federal income taxes	5,077	5,466	5,103
Net transfers from Separate Accounts net of reinsurance	(1,130,355)	(1,613,693)	(2,270,518)
Investment (income) expense on funds held	(427,684)	(349,816)	135,750
Other (benefits) deductions	(105)	(25)	222

Total Benefits and Expenses	2,104,924	1,512,291	1,787,591
Net income from operations before federal income tax benefit and net realized capital gains (losses)	205,678	244,594	205,802
Federal income tax benefit, excluding tax on capital gains (losses)	(11,980)	(21,279)	(3,553)

Net income from operations after federal income taxes and before net realized capital gains	217,658	265,873	209,355
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	2,892	4,540	(10,566)

NET INCOME	$220,550	$270,413	$198,789

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$1,583,313	$1,555,285	$1,463,390
Net income	220,550	270,413	198,789
Change in net unrealized capital gains (losses), net of deferred income tax	250,146	345,580	(105,877)
Change in net unrealized foreign exchange capital gains (losses)	(14,693)	10,982	(3,123)
Change in net deferred income tax	(55,015)	(56,342)	27,017
Change in nonadmitted assets	(1,091)	(37,743)	(16,961)
Change in liability for reinsurance in unauthorized and certified companies	(64)	(585)	—
Change in reserve on account of change in valuation basis	(3,440)	—	—
Change in asset valuation reserve	(39,777)	(179,216)	22,080
Change in surplus notes	(7,500)	—	—
Surplus paid in	7,500	116,741	—
Dividends to stockholder	(65,000)	(200,000)	(157,384)
Investment (expense) income on funds held - unrealized	(276,383)	(241,802)	127,354

CAPITAL STOCK AND SURPLUS, END OF YEAR	$1,598,546	$1,583,313	$1,555,285

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

	2020	2019	2018
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$2,834,692	$2,610,423	$2,735,182
Net investment income	821,102	745,774	593,150
Miscellaneous income	398,273	402,030	433,475

Total receipts	4,054,067	3,758,227	3,761,807
Benefits and loss related payments	(2,765,571)	(3,301,972)	(3,146,388)
Net transfers from Separate Accounts	1,277,916	1,570,877	2,083,619
Commissions, expenses paid and aggregate write-ins for deductions	(398,428)	(462,727)	(377,617)
Federal and foreign income taxes recovered (paid)	16,131	(15,165)	33,867

Total payments	(1,869,952)	(2,208,987)	(1,406,519)

Net cash from operations	2,184,115	1,549,240	2,355,288

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Bonds	4,376,490	6,370,188	3,963,764
Stocks	20,830	84,610	151,520
Mortgage loans	217,263	244,684	80,758
Other Invested Assets	65,644	78,173	60,752
Net gains or (losses) on cash, cash equivalents and short-term investments	8	—	1,079
Miscellaneous proceeds	35,887	94,743	51,913

Total investment proceeds	4,716,122	6,872,398	4,309,786
Cost of investments acquired (long-term only):
Bonds	(6,153,104)	(6,726,353)	(6,155,024)
Stocks	(284,871)	(460,624)	(349,366)
Mortgage loans	(156,028)	(247,625)	(131,649)
Other Invested Assets	(122,239)	(287,682)	(10,965)
Miscellaneous applications	(611,706)	(258,454)	(36,335)

Total investments acquired	(7,327,948)	(7,980,738)	(6,683,339)
Net decrease in contract loans and premium notes	8,853	4,652	23,436

Net cash from investments	(2,602,973)	(1,103,688)	(2,350,117)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Surplus notes	(7,500)	—	—
Capital and paid in surplus	107,500	—	—
Net deposits on deposit-type contracts and other liabilities	270,051	195,974	11,471
Dividends to stockholders	(65,000)	(200,000)	(157,384)
Other cash provided	34,368	56,794	17,133

Net cash from financing and miscellaneous sources	339,419	52,768	(128,780)

Net change in cash, cash equivalents and short-term investments	(79,439)	498,320	(123,609)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	1,480,742	982,422	1,106,031

End of year	$1,401,303	$1,480,742	$982,422

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 (IN THOUSANDS)

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2020	2019	2018
Exchanges of bonds	$428,153	$346,653	$342,445
Exchanges of stocks	—	20,000	—
Capital Contribution—interest in limited partnership	—	16,741	—
Modified coinsurance reserve adjustment—net (including premium, miscellaneous income and benefits)	1,298,243	1,652,188	10,705,103
Exchange of PPVUL policies for funding agreements	—	—	255,773
Transfer of other invested assets to preferred stocks	—	—	255,000
Transfer of bonds to preferred stocks	—	—	14,344
Transfer preferred stocks to bonds	—	—	18,620
Transfer of bonds to common stocks	4,927	—	—
Transfer of mortgage loans to bonds	92,572	—	—
Exchange of policy loans for bonds	—	—	166,220
Transfer of non-insulated separate account bonds to general account	—	11,652	99,864
Transfer of non-insulated separate account mortgages to general account	—	50,819	—
Capital contributions of options to subsidiary	—	176,418	—
Surplus note transfer from bonds to other invested assets	—	6,423	—
DLRC dividend received—invested assets and related accrued interest transferred	—	2,333	—
DLRC return of capital—invested assets and related accrued interest transferred	—	24,618	—
Lackawanna dividend received—invested assets	19,999	—	—
Capital Contribution—SSAP 72	—	100,000	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of Group One Thousand One, LLC (the “Parent”), a Delaware limited liability company.

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. While the Company is not authorized to transact business in the State of New York, its wholly-owned subsidiary, Delaware Life Insurance Company of New York (“DLNY”), is authorized to transact business in New York as well as Rhode Island. The business of the Company and DLNY includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company and DLNY reinsure portions of their individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

BASIS OF PRESENTATION—ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences affecting the Company are as follows:

Under statutory accounting principles, financial statements are not consolidated. Investments in domestic life insurance subsidiaries, as defined by Statement of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, are carried at their audited net statutory equity value, adjusted for any unamortized goodwill as provided for in SSAP No. 68, Business Combinations and Goodwill. The changes in value are recorded directly to surplus. Non-public, non-insurance subsidiaries, including limited liability companies (“LLCs”) and controlled partnerships, are carried at their audited GAAP equity value. Dividends paid by subsidiaries to the Company are included in the Company’s net investment income. Goodwill includes direct costs of the acquisition that are expensed under GAAP. Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Statutory accounting principles do not recognize the following assets or liabilities, which are recognized under GAAP: deferred policy acquisition costs and unearned premium reserves.    Deferred policy acquisition costs create a temporary tax difference as disclosed in Note 15. An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP. Methods for calculating real estate investment valuation allowances differ under statutory accounting principles and GAAP. Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP. There are certain limitations on the admissibility of net deferred tax assets (“DTAs”) under statutory accounting principles. Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at their aggregate fair value. Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income. Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

The majority of derivatives are carried at fair value on both a GAAP and statutory accounting basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are recognized when written. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

The reserves for life insurance, accident and health, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised, includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Bonds not backed by other loans are stated at amortized cost, net of OTTI, using the scientific method.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Preferred Stocks, Common Stocks, and Other Invested Assets

Preferred stocks with an NAIC designation of 1 through 3 are stated at amortized cost. Those with NAIC designations of 4 through 6 are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying statutory equity of the subsidiary for insurance subsidiaries and GAAP equity for non-insurance subsidiaries including LLCs. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the underlying equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 93, Low Income Housing Tax Credit Property Investments. Audited financial statements for these investments are received on an annual basis. OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s fair value at the time that the original loan was made. The Company regularly assesses the fair value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.    If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Invested Assets

Other invested assets (excluding investments accounted for under the equity method) include surplus debentures. Third-party pricing services are used to determine the fair value of surplus debentures.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through its wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

PHARMACEUTICAL REBATE RECEIVABLES

Receivables for pharmacy rebates are estimated from information provided by the Company’s pharmacy benefit manager based on factors including utilization of drugs subject to rebate and contractual provisions with the pharmacy benefit manager.    Any variance between actual rebate receipts and estimated amounts is recognized in the period that the Company becomes aware of the difference. Pharmacy rebates receivables are recorded as nonadmitted assets if they do not meet admissibility requirements.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Premium deficiency reserves for Medicare Advantage business are recognized when it is probable that the expected future benefit expenses, claim adjustment expenses, direct administration costs and indirect administration costs under a group of contracts will exceed anticipated future premiums over the remaining lives of the contracts and are recorded as aggregate health policy reserves. Indirect administration costs are considered in the development of the premium deficiency reserves. The methods for making such estimates and establishing such reserves are periodically reviewed and updated, and any adjustments are reflected as an increase or decrease in the reserves in the period in which the change in estimate is identified. Investment income is not considered in the calculation of the premium deficiency reserve.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

DEPOSIT-TYPE CONTRACTS

Liabilities for funding agreements, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and deferred tax liabilities (“DTLs”) is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realization of such DTAs. Refer to Note 15 for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Beginning in 2019, the Company entered into contracts with the Centers for Medicare & Medicaid Services (“CMS”) to provide Medicare Advantage products. Health insurance premiums are recognized when written. Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life and annuity contracts. The assets in these insulated separate accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation, income, or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in Aggregate Reserves for Life Contracts in the Company’s Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain annuity contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. Assets in the non-insulated Separate Accounts are carried at fair value or on a General Account basis, depending on the annuity contract being supported. The assets of the non-insulated Separate Accounts are not legally insulated and can be used by the Company to satisfy General Account obligations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Net investment income, capital gains and losses, and changes in invested asset values on the insulated variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to contracts for which funds are invested in variable Separate Accounts.

Certain activity from the variable Separate Accounts is reflected in the Company’s financial statements as follows:

•	The fees that the Company receives which are assessed periodically and recognized as revenue when assessed.

•

The activity related to guaranteed minimum death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, and guaranteed minimum withdrawal benefits is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statements of Operations.

•

Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•

The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted changes to the Working Capital Finance Investments Program requirements in SSAP No. 105, Working Capital Finance Investments. The adoption of the revisions within SSAP No. 105 did not have a significant impact on the financial statements of the Company.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual (“VM-21”). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

The Company did not have any new accounting pronouncement changes during 2019.

Effective January 1, 2018, the NAIC adopted changes to SSAP No. 100, Fair Value, to allow net asset value per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. The Company elected to early adopt this guidance in its 2017 reporting. The adoption of the revisions within SSAP No. 100 did not have a significant impact on the financial statements of the Company.

CORRECTIONS OF ERRORS

During 2019, the Company discovered an error related to the accounting for certain common stocks. In the prior periods impacted, net income was overstated and the change in unrealized capital gains (losses) was understated by $23.2 million. The correction of this error in 2019, net of tax, had no net impact on surplus. The Company did not have any corrections of errors during 2020 or 2018.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with affiliates and other related parties. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties.

The Company paid dividends to the Parent and received capital contributions from the Parent as described further in Note 16. The Company does not own shares of an upstream intermediate entity or ultimate parent, directly or indirectly, via a downstream subsidiary, controlled, or affiliated entity.

Below are details of investments in subsidiaries and significant transactions with affiliates and other related parties.

Investments in Subsidiaries – Common Stocks

(In Thousands)
		Carrying Value
		December 31,
Entity	Type of Subsidiary	2020	2019
DLNY	Insurance	$450,340	$398,539
Lackawanna Casualty Company	Insurance	173,459	186,890
DL Reinsurance Company (“DLRC”)	Insurance	3,459	3,371
Delaware Life Reinsurance (U.S.) Corp.	Insurance	18,000	21,342
Clarendon Insurance Agency, Inc.	Non Insurance	1,454	1,454

Total		$646,712	$611,596

On April 1, 2019, the Company acquired Lackawanna Casualty Company (“LCC”), a Pennsylvania domiciled worker’s compensation insurance company, and its subsidiaries, Lackawanna American Insurance Company (“LAIC”) and Lackawanna National Insurance Company (“LNIC”), for a total cost of $171.7 million. The difference between the cost and the statutory value of the group purchased was recorded as goodwill totaling $61.2 million. At December 31, 2020 and 2019, the admitted amount of unamortized goodwill was $50.5 million and $56.6 million, respectively. The Company contributed $0.5 million and $2.5 million of additional capital to LCC in 2020 and 2019, respectively. In November 2020, LCC paid the Company a $20.0 million extraordinary dividend, consisting primarily of bonds.

The Company values Clarendon Insurance Agency, Inc. (“Clarendon”) as described in paragraph 8.b.ii of SSAP No. 97. At December 31, 2020 and 2019, the admitted amount was $1.5 million. The Company’s Sub-2 filing for Clarendon will be completed in accordance with SSAP No. 97.

Investments in Affiliates – Preferred Interests

In September 2018, DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”), an affiliate and formerly a wholly-owned subsidiary, distributed $15.0 million of capital back to the Company. On December 28, 2018, DLIH 2015-1 amended and restated its Limited Liability Company Agreement to restructure its membership interests and include an affiliate of the Company, DLHP II AH, LLC (“DLHP”), as a party to the agreement. As part of the restructuring, the Company received 255,000 Series A Preferred Units (non-voting interests) with a value of $255.0 million in exchange for the equity of DLIH 2015-1 that was held by the Company prior to the restructuring. DLHP received 100% of the Series A Common Units (voting interests). The Company recorded an unrealized gain as a result of the restructuring equal to $98.0 million in 2018. On December 31, 2020 and 2019, the Company received $15.6 million and $15.8 million, respectively, of preferred dividends from DLIH 2015-1.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Investments in Affiliates – Other Invested Assets

The Company also owns controlling membership interests in the following limited liability companies: DL Private Placement Investment Company I, LLC; Ellendale Insurance Agency, LLC (“Ellendale”); Delaware Life 1099 Reporting Company, LLC; DLIH 2016-1; DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”); IDF IX, LLC; DL Service Holdings, LLC; Clear Spring PC Holdings, LLC (“CSPCH”), and Clear Spring Health Holdings, LLC (“CSHH”). The values of certain of these limited liability companies without audited financial statements totaling $30.9 million and $32.1 million were non-admitted as of December 31, 2020 and December 31, 2019, respectively.

Effective January 1, 2019, the Company and its subsidiary, DLIH 2016-1, initiated a hedging program arrangement related to the Company’s FIA products. Under this arrangement, the Company transferred equity options to DLIH 2016-1 at fair value on January 1 and April 1, 2019, totaling $113.4 million and $63.0 million, respectively, in the form of capital contributions. The Company realized net losses of $7.8 million and $0.3 million on these transfers, respectively. During 2019, on behalf of DLIH 2016-1, the Company began purchasing and immediately transferring new FIA equity options to DLIH 2016-1 on an ongoing basis. $35.7 million and $37.6 million of such purchases were transferred at fair value and were subsequently reimbursed by DLIH 2016-1 during 2020 and 2019, respectively. The Company reported no gains or losses on these transactions. All economic rights and responsibilities of the equity options transferred during 2020 and 2019 belong to DLIH 2016-1. Additionally, DLIH 2016-1 began purchasing equity futures in 2019 as part of the FIA hedging program.

During 2020, the Company made several capital contributions totaling $8.0 million to DLIH 2016-2 in connection with an investment program utilizing a Société Générale credit facility (the “SG Facility”).

The Company purchased 200 units of its subsidiary, CSPCH, from the third party minority interest holder in December 2020 for $12.2 million, representing an additional 20% ownership. CSPCH holds the downstream investment in Clear Spring Property and Casualty Company (“CSP&C”) and, as a result of the 2020 purchase, CSPCH and CSP&C became wholly-owned subsidiaries of the Company and the Company recorded $6.0 million of goodwill in addition to the goodwill associated with the original acquisition of an 80% ownership interest in CSPCH in 2017. At December 31, 2020 and 2019, $8.9 million and $2.7 million of unamortized goodwill related to the purchases were reflected in the Company’s carrying value of CSPCH, respectively.

During 2020, 2019 and 2018, the Company contributed $44.7 million, $87.2 million, and $8.5 million, respectively, to its subsidiary health holding company, CSHH, on various dates, and in March 2020, CSHH returned $2.0 million of capital to the Company. During 2019 and 2018, $16.5 million and $3.5 million of the contributions, respectively, were used by CSHH to purchase or form subsidiary health insurer/health maintenance organizations. The difference between the cost of these downstream entities acquired by CSHH and their statutory book values at the dates of purchase resulted in goodwill. At December 31, 2020 and 2019, $18.5 million and $20.6 million of unamortized goodwill was reflected in the Company’s carrying value of CSHH.

The Company values its investments in CSPCH and CSHH using the look-through approach described in SSAP No. 97 because CSPCH and CSHH are unaudited non-insurance holding companies. The Company calculates the value of its ownership interest in CSPCH and CSHH using the audited statutory value of their downstream insurance subsidiaries plus adjustments required by SSAP No. 97, such as unamortized goodwill. All liabilities, commitments, contingencies, guarantees or obligations required to be recorded were considered by the Company in the determination of the carrying values. The carrying values of CSPCH and CSHH were $36.9 million and $79.5 million, respectively, at December 31, 2020, and $36.0 million and $66.1 million, respectively, at December 31, 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Clear Spring Health Insurance Company (“CSHIC”), a subsidiary of CSHH, has adopted an accounting practice related to nonadmitted pharmacy rebate receivables that differs from the NAIC statutory accounting practices and procedures. As permitted by the Commissioner of Insurance of the State of Arizona, CSHIC will admit an otherwise nonadmitted pharmacy rebate receivable if the total of pharmaceutical rebates received through the date that the financial statements were issued exceeds the otherwise nonadmitted amount as of December 31, 2020. The monetary effect on net income and surplus of CSHIC, and in turn, the Company’s investment in CSHH, as a result of CSHIC using the permitted practice was an increase of $9.3 million.

The Texas Department of Insurance approved a permitted accounting practice relating to CSP&C’s legacy business which is 100% reinsured to affiliated and non-affiliated reinsurers. The permitted practice allows CSP&C to exclude this fully-reinsured block of business from its financial statements effective January 1, 2019. There was no net income or surplus impact to CSP&C or the Company because the business was previously 100% reinsured.

Dividends/Distributions

During 2020, 2019 and 2018, the Company recognized the following amounts from subsidiaries:

(In Thousands)
Date	Entity	Amount	Form	Asset Description
March 17, 2020	CSHH	$2,000	Return of capital	Cash
November 20, 2020	LCC	$20,000	Extraordinary dividend	Invested assets and cash
December 31, 2020	DLIH 2016-1	$40,000	Distribution	Accrual*
May 3, 2019	DLIH 2016-1	$25,000	Distribution	Cash
August 7, 2019	DLIH 2016-1	$5,000	Distribution	Cash
September 18, 2019	DLRC	$2,357	Ordinary dividend	Invested assets and cash
December 13, 2019	DLRC	$1,335	Extraordinary dividend	Cash
December 17, 2019	DLRC	$27,307	Return of capital	Invested assets and cash
December 31, 2019	DLIH 2016-1	$7,000	Distribution	Accrual*
October 3, 2018	DLRC	$2,878	Ordinary dividend	Cash
December 10, 2018	Ellendale	$20,000	Distribution	Cash
December 18, 2018	DLNY	$20,312	Ordinary dividend	Cash

*	Receivable reflected in Investment Income Due and Accrued as of December 31, 2020 and 2019, respectively.

Reinsurance-Related Agreements

During 2018, the Company had two reinsurance agreements with DLRC. Under one agreement, the Company ceded certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). Under the second agreement, the Company ceded a quota share of certain risks associated with various fixed index annuity products and associated riders to DLRC (the “FIA Treaty”). The VA Treaty and the FIA Treaty transferred hedging risks to DLRC, but did not transfer insurance risks. Both treaties were accounted for using deposit accounting. As a result of the treaties between the Company and DLRC, certain gains (losses), previously accounted for as other changes in capital stock and surplus, net investment income (loss), and net realized capital gains (losses), are accounted for as investment income (loss) on reinsurance deposit asset. The Company made changes in the hedging strategy during 2018 and certain hedges were excluded from or added to the two treaties. DLRC, as reinsurer, consented to these changes as required by the treaties.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

During 2019, the Company recaptured the FIA Treaty but maintained the VA Treaty as described above. DLRC, as reinsurer, consented to the recapture as required by the treaty. The recapture decreased both the reinsurance deposit asset and funds held under coinsurance associated with the FIA treaty by $724.4 million but had no effect on the surplus of the Company.

Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. “Investment expense (income) on funds held” represents amounts paid or received on hedging instruments that were ceded under the treaties. Ceded realized gains and losses are reported in “Net realized capital gains (losses)”. “Investment income (expense) on funds held – unrealized” represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. “Investment income (loss) on reinsurance deposit asset” represents the net gains and losses on all hedging instruments ceded under the treaties.

A summary of the pretax impacts of these two treaties on the Company’s Statements of Operations and Statements of Changes in Capital Stock and Surplus is set forth below as of December 31:

(In Thousands)	Treaty Impacts
	2020	2019	2018
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(159,574)	$(116,980)	$19,592

Total Revenue	(159,574)	(116,980)	19,592
Investment (Income) Expense on Funds Held	(437,107)	(358,699)	123,723

Total Policyholder Benefits and Expenses	(437,107)	(358,699)	123,723
Net Realized Capital (Losses) Gains	(1,151)	83	(23,223)

Net income (loss)	276,382	241,802	(127,354)

Statements of Changes in Capital Stock and Surplus
Investment (Expense) Income on Funds Held—Unrealized	(276,382)	(241,802)	127,354

Net Change in Capital Stock and Surplus from VA and FIA Treaties (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $395.7 million and $371.0 million at December 31, 2020 and 2019, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Debt and Surplus Note Transactions

In January 2020, DLNY entered into a $50.0 million demand promissory note (the “DLNY Note”), with the Company. The DLNY Note superseded the parties’ $35.0 million promissory note dated May 19, 2017 (the “Old Note”). DLNY’s borrowings under the DLNY Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points, with no commitment fees for any unused portion of the DLNY Note. No amounts were outstanding under the DLNY Note or the Old Note as of December 31, 2020 and 2019.

In November 2020, R.V.I. Guaranty Co., Ltd (“RVI”), an affiliate, entered into a $20.0 million revolving loan note (the “RVI Note”) with the Company. Borrowings bear interest at LIBOR + 150 basis points. There were no amounts outstanding under the RVI Note as of December 31, 2020.

In May 2020, the Company loaned CSHIC $20 million under a demand promissory note which was repaid to the Company plus $520 thousand of interest in September 2020.

In April 2020, DLIH 2016-1 borrowed $4.0 million from the Company under a demand promissory note for and repaid the balance plus $1.7 thousand of interest to the Company within the same month.

On December 31, 2020, with approval by the Department, the Company made a one-time payment of $7.5 million to Guggenheim Life and Annuity Company (“GLAC”), a related party, to pay down the principal amount and accrued interest due on a $7.5 million surplus note issued by the Company and owned by GLAC with an original maturity date of December 15, 2032. The Company received a $7.5 million capital contribution from the Parent on December 30, 2020, which was used together with $25.4 thousand to pay GLAC both the principal and interest due as of December 31, 2020.

At December 31, 2020, Group 1001, LLC, a related party, owned $167.3 million of surplus notes issued by the Company.

Administrative Services Agreements

The Company has entered into various related-party agreements. The following agreements were in effect at December 31, 2020, 2019 and 2018:

The Company participates in the Group 1001 401(k) Savings Plan (the “401(k) Plan”) (formerly the Delaware Life Insurance Company 401(k) Savings Plan), which qualifies under Section 401(k) of the Internal Revenue Code (the “IRC”) and includes a retirement investment account feature (the “RIA”) that qualifies under Section 401(a) of the IRC. The plan name change was effective January 1, 2019 when the sponsor was changed to Group 1001 Resources, LLC (“GOTO Resources”) from the Company. Expenses under the 401(k) Plan and the RIA are allocated to affiliates pursuant to inter-company service agreements. The expenses incurred by the Company under the 401(k) Plan and the RIA were $2.3 million, $2.2 million, and $2.3 million, respectively, for the years ended December 31, 2020, 2019 and 2018.

The Company has a management services agreement with DLNY, whereby the Company furnishes certain investment, actuarial and administrative services to DLNY on a cost-reimbursement basis. The Company allocated amounts related to this agreement of $4.8 million, $7.8 million, and $9.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company terminated an administrative services agreement with Delaware Life Insurance and Annuity Company (Bermuda) Ltd. (“DLIAC”), an affiliate, in the fourth quarter of 2020. Prior to terminating the agreement, the Company performed various administrative services on behalf of DLIAC, which was sold to a third party on November 30, 2020. Amounts allocated under this agreement amounted to approximately $0.3 million, $0.4 million, and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

The Company has a services agreement with Barbco, pursuant to which the Company provides certain administrative and functional services to Barbco on a cost-reimbursement basis. Amounts allocated under this agreement amounted to approximately $0.3 million, $0.3 million, and $0.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has an administrative services agreement with DLRC, pursuant to which the Company furnishes certain investment, actuarial and administrative services to DLRC. Amounts allocated under this agreement amounted to approximately $0.2 million for each of the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has a services agreement with CSP&C, pursuant to which the Company furnishes certain administrative and functional services to CSP&C. Amounts allocated under this agreement amounted to approximately $0.7 million, $0.6 million, and $0.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

A federal tax allocation agreement has been implemented with the Company as the common parent of an affiliated group of companies as described in Note 15.

The Company has an administrative services agreement between the Company and Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), pursuant to which the Company provides certain services to DLOK, including finance, legal, compliance, administrative, information technology and other operational and support functions. No amounts were allocated under this agreement for the years ended December 31, 2020, 2019 and 2018.

The Company has a services and resource sharing agreement between the Company and Eon Health Plan, LLC (“EHP”), pursuant to which the Company provides certain services and resources to EHP, including finance, legal, compliance, human resources, investment, administrative, information technology and other support functions. No amounts were allocated under this agreement for the years ended December 31, 2020, 2019 and 2018.

The Company has a services and resource sharing agreement between the Company and Group One Thousand One Advisory Services, LLC (“GOTO Advisory”), pursuant to which the Company provides certain services and resources to GOTO Advisory, including the provisions of investment management services and related resources. No amounts were allocated under this agreement for the years ended December 31, 2020, 2019 and 2018.

The Company has a services and resource sharing agreement between the Company and CSHH pursuant to which the Company provides certain services and resources to CSHH, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. No amounts were allocated under this agreement for the years ended December 31, 2020, 2019 and 2018.

The Company has a facilities use agreement between the Company and GOTO Resources dated January 1, 2019, pursuant to which the Company provides use of certain of its facilities to GOTO Resources. No amounts were allocated under this agreement for the years ended December 31, 2020 and 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company has a services and resource sharing agreement between the Company and GOTO Resources, dated January 1, 2019, pursuant to which GOTO Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Amounts allocated under this agreement amounted to approximately $84.1 million and $85.4 million for the years ended December 31, 2020 and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and Clear Spring Health Management Services, LLC (“CSHMS”), dated January 1, 2019, pursuant to which CSHMS provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Expenses incurred under this agreement amounted to approximately $1.0 million and $4.3 million for the years ended December 31, 2020 and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and CSHMS, dated January 1, 2019, pursuant to which the Company provides certain services and resources to CSHMS, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. No amounts were allocated under this agreement for the years ended December 31, 2020 and 2019.

The Company has an administrative services agreement between the Company and Delaware Life Marketing, LLC (“DLM”), dated January 1, 2019, pursuant to which the Company agrees to provide certain services and use of facilities to DLM. The services relate to the business of DLM. The primary business of DLM is the distribution of the Company’s annuity products and related activities. No amounts were allocated under this agreement for the years ended December 31, 2020 and 2019.

The Company has an amended and restated master agency agreement between the Company and DLM, dated January 1, 2019, pursuant to which DLM provides certain distribution and agent management services to the Company. Service fees incurred under this agreement amounted to approximately $14.9 million and $11.8 million, and trail commissions incurred were $49.5 million and $21.6 million for the years ended December 31, 2020 and 2019, respectively.

The Company has a services and resource sharing agreement between the Company and LCC, LNIC, and LAIC, dated January 1, 2020, under which the Company provides services and makes resources available upon request to LCC, LNIC, and LAIC. No amounts were allocated under the agreement for the year ended December 31, 2020.

The Company is party to a paymaster agreement between and among the Company, DLM, GOTO Resources, and Clarendon, dated January 1, 2019, that enables the Company, on behalf of Clarendon, to provide GOTO Resources, in its role as payroll employer of DLM, with certain amounts to be paid to DLM in connection with their activities as registered persons of Clarendon. No amounts were allocated under the agreement for the year ended December 31, 2020.

On August 2, 2013, the Parent acquired all of the issued and outstanding shares of the Company from Sun Life Canada (U.S.) Holdings, Inc. (the “Sale Transaction”). In connection with the Sale Transaction, the Company’s controlling persons agreed that the Company would comply with the filing and other requirements contained in Section 5005(a) of the Delaware Insurance Code with respect to any transaction subject to Section 5005(a)(2) between (a) the Company, on the one hand, and (b) (I) Guggenheim Capital, LLC (“GC”) or a subsidiary thereof, or (II) Sammons Enterprises, Inc. or a subsidiary thereof, on the other hand. The following are agreements in effect that the Company has filed pursuant to the terms of this undertaking:

The Company has an investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. Expenses incurred under this agreement amounted to approximately $7.1 million, $7.8 million, and $5.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Prior to 2019, the Company had an investment services agreement with GPIM, pursuant to which GPIM provided services to the Company with respect to certain general account assets that GPIM did not manage for the Company. Expenses incurred under this agreement during 2018 amounted to approximately $2.2 million.

The Company has a services agreement with Guggenheim Commercial Real Estate Finance, LLC (“GCREF”), whereby GCREF provides mortgage loan sourcing, origination and administration services to the Company. The servicing fees are netted from the debt servicing payments remitted by GCREF to the Company. The servicing fees incurred for the years ended December 31, 2020, 2019 and 2018 were $83.1 thousand, $36.8 thousand and $3.8 thousand, respectively.

The Company has a services agreement with Guggenheim Insurance Services, LLC (“GIS”), whereby GIS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to approximately $50.0 million, $57.1 million, and $65.5 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company has a limited discretionary investment advisory agreement between the Company and Guggenheim Investment Advisors, LLC (“GIA”), pursuant to which GIA provides investment advisory services to the Company. Expenses incurred under this agreement amounted to $0.1 million for each of the years ended December 31, 2020 and 2019. The Company did not incur expenses under this agreement for the year ended December 31, 2018.

The Company has a selling agreement among the Company, GIS, and South Blacktree Insurance Agency, LLC related to the sale of certain private placement variable universal life insurance policies and funding agreements issued by the Company as identified in the selling agreement. The Company did not incur expenses under this agreement for the years ended December 31, 2020, 2019 and 2018.

The Company has a middle office services agreement between the Company and GIS dated July 23, 2018, under which GIS provides certain middle office services in furtherance of conducting the Company’s business and the business of its affiliates with which Company has investment-related services agreements.

The Company has a cost and liability allocation agreement among the Company, GIS, and GLAC dated July 23, 2018. This agreement is related to fees, charges, and expenses incurred by the Company under an Aladdin Services Agreement entered into between the Company and BlackRock Financial Management, Inc. (“BlackRock”) under which Blackrock implements and provides its proprietary Aladdin trading, portfolio management and risk reporting system.

The Company had $2.4 million and $103.4 million due from affiliates, $21.4 and $15.1 due to affiliates, and $1.7 million and $1.9 million included in general expenses due or accrued to other related parties as of December 31, 2020 and 2019, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis. The 2019 $103.4 million amount due from affiliates includes a $100.0 million capital contribution receivable from its Parent.

Other

As of and for the years ended December 31, 2020, 2019 and 2018, the Company had other investment activity with affiliates and affiliated holdings as follows:

In April 2020, the Company purchased $119.9 million of unaffiliated bonds from Barbco at market value. Barbco held the bonds at amortized cost of $110.4 million prior to the sale and recognized a $7.3 million gain on the transaction.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

During 2020, $200.0 million of short-term investments issued by Armstrong STF IV, LLC (“Armstrong”) and Wright STF III, LLC (“Wright”) held by the Company at December 31, 2019, matured. The Company also acquired $90 million new short-term investments from Wright in 2020, $25 million of which was repaid during the year. The Company recorded $12.8 million of investment income in 2020 related to these investments and the average yield was 6.37%.

During 2019, the Company acquired a $202.5 million short-term investment from an affiliate, WPH Holdings II Parent, LLC (“WPH”). Both this investment and a $171.0 million short-term investment from WPH held at December 31, 2018 matured or were repaid resulting in no gain. The Company recorded $23.3 million of investment income related to these investments in 2019, and the average yield was 8.0%. The Company acquired short-term investments from Armstrong and Wright during 2019 totaling $100.0 million each which were held at December 31, 2019. The Company recorded $0.6 million of investment income on these investments in 2019 and the average yield was 5.70%.

In 2018, the Company purchased $256.0 million short-term investments from WPH, and disposed of $85.0 million of these investments, resulting in no gain. $10.0 million of the $85.0 million disposal was sold to Aureum Reinsurance Company, Ltd. (“ARC”) as part of a related-party transaction. The Company earned $13.8 million on this investment in 2018 and the average yield was 8.0%. The Company held other affiliated short-term investments purchased in 2017 from Armstrong and Wright as well as Marcy STF I, LLC and DLM (formerly Redfield STF II, LLC) that matured in 2018 resulting in no gain. The Company recorded $9.1 million of investment income on these investments and the average yield was 7.4%.

In 2020, the Company acquired $146.6 million of bonds from affiliates, including the bonds received from LCC noted above, and received proceeds of $44.7 million from sales of bonds to affiliates that resulted in immaterial gains. The Company also received $57.2 million of proceeds from sales of other invested assets to DLIH 2016-2 from which the Company deferred a realized gain of $1.9 million.

The Company acquired $93.6 million of bonds and $9.8 million of mortgages from affiliates in 2019, including the invested assets received from the DLRC capital transactions noted above, and received proceeds of $71.1 million from sales of short-term and long-term bonds to affiliates. Immaterial gains were recognized on these transactions.

During 2018, the Company received proceeds of $2.5 million from sales of bonds to affiliates. Gains recognized on the transactions in 2018 were immaterial.

The following table summarizes the Company’s investments in affiliates (excluding investments in subsidiaries) at December 31, 2020 and 2019:

	December 31,
(In Thousands)	2020	2019
Short-Term Investments	$65,000	$200,000
Bonds	67,000	67,000
Preferred Stocks	255,000	255,000
Commercial Mortgage Loans	8,831	8,831

Total	$395,831	$530,831

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

As of and for the years ended December 31, 2020, 2019 and 2018, the Company had investment activity with parties related to or managed by GC and related holdings as follows:

The Company purchased $1.7 million, $17.2 million, and $7.7 million of bonds and received proceeds of $3.9 million, $5.0 million, and $721.4 million from bond sales from parties related to or managed by GC in 2020, 2019 and 2018, respectively. No material gains and losses were recognized by the Company on these transactions in 2020 or 2019, but $13.3 million of gains were recognized in 2018.

The following table summarizes the Company’s investments in parties related to or managed by GC at December 31, 2020 and 2019:

	December 31,
(In Thousands)	2020	2019
Bonds	$873,181	$879,267
Common Stocks	31,736	44,333
Other Invested Assets	—	22,580

Total	$904,917	$946,180

Guarantees

The Company, as successor to Keyport Life Insurance Company (“Keyport”), unconditionally guarantees the full and punctual payment when due of any obligations of the former Keyport Benefit Life Insurance Company (“KBL”) arising out of or in connection with any contract issued by KBL on or after June 25, 1998 and before December 31, 2002, the date that KBL merged with and into the Company’s wholly-owned subsidiary, DLNY. The purpose of this guaranty was to enhance the financial strength of KBL. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the contracts. The cash surrender value of the contracts at December 31, 2020 and December 31, 2019 was approximately $179.7 million, and $193.0 million, respectively. At December 31, 2020 and 2019, there was no liability accrued for this guaranty.

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company, except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $6.6 million and $6.3 million at December 31, 2020 and 2019, respectively. There was no liability accrued for this guaranty at December 31, 2020 and 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300.0 million. There was no liability accrued for this guaranty at December 31, 2020 and 2019.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in February 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $2.4 million as of December 31, 2020.

Pursuant to a Letter of Credit Facility Agreement (“LCFA”) between the Company and CSP&C, the Company was issued an irrevocable letter of credit (“LOC”) effective September 30, 2019 by the Federal Home Loan Bank of Indianapolis (the “FHLB”) on behalf of an unrelated party. The LOC had an initial maximum credit amount of $12.0 million that had been reduced to $8.0 million as of December 31, 2020. CSP&C is not a party to the LOC, but in accordance with the LCFA, is unconditionally responsible to reimburse the Company if the beneficiary draws on the LOC, and is required to pay the Company a facility fee. As of December 31, 2020 and 2019 there were no draws on the LOC.

In July 2020, the Company authorized its wholly-owned subsidiary, DLIH 2016-2, to enter into the SG Facility with a maximum borrowing amount of $150.0 million as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2020, DLIH 2016-2 has withdrawn $64.7 million from the SG Facility.

During 2020 a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its wholly-owned subsidiary, CSHIC, with a maximum borrowing of $65.0 million and a one year term. Pursuant to the BMO Facility and a related separate fee certain letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to risk based capital and surplus. As of December 31, 2020, CSHIC borrowings under the facility were $61.0 million.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

3.	BONDS AND PREFERRED STOCKS

The statement value and fair value of the Company’s bonds and preferred stocks were as follows:

	December 31, 2020
	Statement	Gross Unrealized	Gross Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$392,584	$9,044	$(437)	$401,191
All Other Governments	11,070	947	(78)	11,939
U.S. States, Territories and Possessions (Direct and Guaranteed)	9,687	701	(1)	10,387
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	992,830	80,971	(8,364)	1,065,437
Industrial and Miscellaneous (Unaffiliated)	11,112,860	429,773	(143,064)	11,399,569
Hybrid Securities	220,819	20,433	(1,640)	239,612
Bond—Affiliated	67,000	—	—	67,000
SVO Identified Exchange Traded Funds	1,810	110	(19)	1,901

Total Bonds	$12,808,660	$541,979	$(153,603)	$13,197,036

Preferred Stocks	$939,125	$9,663	$(146)	$948,642

	December 31, 2019
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$525,871	$999	$(77)	$526,793
All Other Governments	11,434	505	(46)	11,893
U.S. States, Territories and Possessions (Direct and Guaranteed)	4,581	105	(15)	4,671
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	679,789	17,299	(1,886)	695,202
Industrial and Miscellaneous (Unaffiliated)	9,456,225	189,308	(81,190)	9,564,343
Hybrid Securities	171,443	11,366	(516)	182,293
Bond—Affiliated	67,000	—	—	67,000
SVO Identified Exchange Traded Funds	1,810	39	(20)	1,829

Total Bonds	$10,918,153	$219,621	$(83,750)	$11,054,024

Preferred Stocks	$769,767	$5,487	$(350)	$774,904

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The statement value and estimated fair value by maturity periods for bonds, other than ABS and MBS, are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

	December 31, 2020
(In Thousands)	Statement Value	Estimated Fair Value
Due in one year or less	$575,047	$577,219
Due after one year through five years	2,062,052	2,108,304
Due after five years through ten years	3,276,945	3,401,189
Due after ten years	2,895,625	3,113,045
SVO Identified Exchange Traded Funds	1,810	1,901

Total before asset and mortgage-backed securities	8,811,479	9,201,658

Asset and mortgage-backed securities	3,997,181	3,995,378

Total	$12,808,660	$13,197,036

Proceeds from sales and maturities of investments in bonds and preferred stock during 2020, 2019 and 2018, were $4.8 billion, $6.7 billion, and $4.4 billion, including non-cash transactions of $433.1 million, $366.7 million, and $375.4 million, respectively; gross gains were $52.6 million, $66.4 million, and $41.4 million respectively; and gross losses were $44.6 million, $34.8 million, and $77.2 million, respectively.

Bonds with a statement value of approximately $5.2 million for the years ended December 31, 2020 and 2019 were on deposit with governmental authorities as required by law.

Investment-grade bonds were 96.6% and 96.7% of the Company’s total bonds as of December 31, 2020, and 2019, respectively.

The fair value of publicly-traded bonds is determined using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There were no credit impairments recorded in 2020, 2019 and 2018 on LBSS held as of December 31, 2020, 2019 and 2018, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the bond, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Asset Valuation Committee composed of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.    In determining whether a security is OTTI, the Asset Valuation Committee considers the factors described below. The process involves a quarterly screening of all securities with a fair value less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. In making these evaluations, the asset valuation committee exercises considerable judgment. Based on the Asset Valuation Committee’s evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”—A security on this list is subject to a heightened level of monitoring because either the issue or the issuer or its industry, sector, geographic location, or political operating environment has been under stress.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

“Watch List”—There is a preponderance of likelihood that either interest or principal will not be received according to the committee’s expectations and may result in an impairment or write-offs.

“Impaired List”—The Asset Valuation Committee has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statements of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is OTTI, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2020, 2019 and 2018, the Company incurred write-downs of bonds totaling $2.3 million, $0, and $5.8 million respectively, including those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2020 were as follows:

(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$11,821	$(437)		$—	$—	5	$11,821	$(437)
All Other Governments		—	—	1	3,056	(78)	1	3,056	(78)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	99	(1)		—	—	1	99	(1)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	202,434	(8,346)	3	8,470	(18)	48	210,904	(8,364)
Industrial and Miscellaneous (Unaffiliated)	190	1,460,857	(37,916)	100	1,451,733	(105,148)	290	2,912,590	(143,064)
Hybrid Securities	4	2,824	(23)	3	7,251	(1,617)	7	10,075	(1,640)
SVO Identified Exchange Traded Funds		—	—	1	821	(19)	1	821	(19)

Total Bonds	245	$1,678,035	$(46,723)	108	$1,471,331	$(106,880)	353	$3,149,366	$(153,603)

Preferred Stocks	2	$136,812	$(146)	—	$—	$—	2	$136,812	$(146)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2019 were as follows:

(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds: U.S. Governments	3	$405,016	$(77)	—	$—	$—	3	$405,016	$(77)
All Other Governments	1	102	(1)	1	4,218	(45)	2	4,320	(46)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	2,985	(15)	—	—	—	2	2,985	(15)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	29	220,710	(1,881)	3	389	(6)	32	221,099	(1,887)
Industrial and Miscellaneous (Unaffiliated)	111	1,399,329	(19,048)	86	971,377	(62,141)	197	2,370,706	(81,189)
Hybrid Securities	2	5,418	(313)	2	5,259	(203)	4	10,677	(516)
SVO Identified Exchange Traded Funds	—	—	—	1	827	(20)	1	827	(20)

Total Bonds	148	$2,033,560	$(21,335)	93	$982,070	$(62,415)	241	$3,015,630	$(83,750)

Preferred Stocks	3	$99,616	$(350)	—	$—	$—	3	$99,616	$(350)

As summarized in the table below, the Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $16.8 million as of December 31, 2020. This amount represented approximately one-tenth of a percent of the Company’s total invested assets. In terms of managing and mitigating sub-prime mortgage risk, the Company’s overall exposure to these investments was as shown below (in thousands):

Type	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$16,837	$16,837	$17,180

	$16,837	$16,837	$17,180

As summarized in the table below, the Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $1.0 million as of December 31, 2019. This amount represented less than one-tenth of a percent of the Company’s total invested assets. The Company’s overall exposure to sub-prime mortgage risk was as shown below (in thousands):

Type	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$952	$952	$1,003

	$952	$952	$1,003

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

5 GI Securities

The Company’s overall exposure to 5GI securities was as shown below:

(In thousands except for number of securities):

Investment	Number of 5 GI Securities		Aggregate Book Adjusted Carry Value		Aggregate Fair Value
	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Preferred Stock	1	1	$255,000	$255,000	$255,000	$255,000

Total	1	1	$255,000	$255,000	$255,000	$255,000

4. MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial first mortgage loans throughout the United States and Great Britain. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases, where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table shows the geographical distribution of the statement value of the Company’s mortgage loan portfolio as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Alabama	$3,229	$3,143
Arizona	2,003	9,854
Arkansas	94	—
California	76,503	132,444
Colorado	15,937	16,515
Connecticut	10,925	10,925
Florida	2,794	21,016
Georgia	10,625	10,927
Idaho	—	963
Illinois	25,557	25,000
Kansas	7,480	8,050
Kentucky	1,563	1,652
Louisiana	410	400
Maryland	73	—
Massachusetts	5,037	5,684
Michigan	7,669	7,669
Missouri	398	493
New Jersey	3,424	3,690
New Mexico	3,556	3,849
New York	180,660	220,294
North Carolina	41,690	45,480
Nevada	—	15,610
Ohio	1,945	3,024
Oklahoma	162	—
Oregon	5,390	5,872
Pennsylvania	13,608	5,478
South Carolina	107	20,010
Tennessee	25,000	—
Texas	4,993	8,010
Utah	2,304	3,133
Virginia	1,230	1,731
Washington	317	2,947
Wisconsin	4,159	2,923
Great Britain	—	12,057
General allowance for loan loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$456,382	$606,383

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company originated 69 mortgage loans and made additional investments after acquisition with a total cost of $156.0 million during the year ended December 31, 2020 with rates ranging from 4.18% to 12.6%. 59 mortgage loans were originated or acquired and four additional investments were made after acquisition with a total cost of $299.5 million during the year ended December 31, 2019 with rates ranging from 4.59% to 7.18%, and nine mortgage loans with a total cost of $131.7 million were originated during the year ended December 31, 2018 with rates ranging from 4.87% to 11.00%. During the years ended December 31, 2020, 2019 and 2018, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and were no more than 95% of the property’s value at the time the original loan is made during 2020.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2020 and 2019. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million at December 31, 2020 and 2019. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2020 and 2019, the Company individually and collectively evaluated loans with a gross carrying value of $456.4 million and $608.8 million, respectively.

As of December 31, 2020 and 2019, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2020 and 2019.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded Investment
Current	$—	$4,411	$—	$446,567	$7,864	$458,842
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$62,912	$—	$62,912
December 31, 2019
Recorded Investment
Current	$—	$—	$—	$608,843	$—	$608,843
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$20,107	$—	$20,107

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company did not have any mortgages accruing interest more than 90 days past due or with reduced interest during 2020 or 2019 and the Company had no investments in impaired loans during 2020 or 2019.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2020 and 2019:

	2020	2019
(In Thousands)
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2020 or 2019.

The following table provides an aging of commercial mortgage loans as of December 31, 2020 and 2019, based on the recorded investment net of allowances for credit losses:

(In Thousands)	2020	2019
Current	$458,842	$608,843
Total Allowance for Loan Loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$456,382	$606,383

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and loan to value ratio (‘LTV”). The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2020 and 2019:

		2020
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$167,749	$91,218	$54,925	$313,892
60%-69.99%	58,037	30,930	17,626	106,593
70%-79.99%	—	26,082	7,864	33,946
80% or greater	—	—	—	—

Total (*)	$225,786	$148,230	$80,415	$454,431

(*)	excludes residential mortgages in good standing

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

		2019
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$147,090	$197,269	$60,425	$404,784
60%-69.99%	33,050	11,569	37,700	82,319
70%-79.99%	1,265	95,262	25,213	121,740
80% or greater	—	—	—	—

Total	$181,405	$304,100	$123,338	$608,843

5.	REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWING

REPURCHASE TRANSACTION - CASH PROVIDER - OVERVIEW OF SECURED BORROWING TRANSACTIONS

(1) The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet the short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions, however on occasion the Company has received United States Treasuries. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

(2)	Type of Repurchase Trades Used

	1 FIRST QUARTER	2 SECOND QUARTER	3 THIRD QUARTER	4 FOURTH QUARTER
a. Bilateral (YES/NO)	Yes	Yes	Yes	Yes
b. Tri-Party (YES/NO)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(3)	Original (Flow) & Residual Maturity

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	287	—	—	200,000
4. > 1 Week to 1 Month	38,322	12,604	—	200,000
5. > 1 Month to 3 Months	—	87,450	12,255	8,515
6. > 3 Months to 1 Year	362,396	87,450	84,081	306,942
7. > 1 Year	25,000	312,550	312,561	13,571
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	12,604	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	362,396	87,450	15,534	25,000
7. > 1 Year	25,000	312,550	309,466	—

(4)	Counter Party, Jurisdiction and Fair Value (FV)

Not applicable

(5)	Securities “Sold” Under Repurchase - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$424,957	$450,969	$366,848	$26,338
b. Ending Balance
1. BACV	XXX	XXX	XXX	$23,017
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$424,957	$450,969	$366,848	$26,338

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(6)	Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$23,017	$—	$—	$—	$—	$—	$—
Bonds - FV	—	26,338	—	—	—	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
PreferredStock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	—	23,017	—	—	—	—	—	—
Total Assets - FV	—	26,338	—	—	—	—	—	—

(7)	Collateral Received - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	424,957	450,969	366,848	26,338
3. Nonadmitted	—	—	—	—
b. Ending Balance
1. Cash	—	—	—	—
2. Securities (FV)	424,957	450,969	366,848	26,338
3. Nonadmitted	—	—	—	—

(8)	Cash & Non Cash Collateral Received - Secured Borrowing by NAIC Designation

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
a. Cash	$—	$—	$—	$—	$—	$—	$—	$—
b. Bonds - FV	—	26,338	—	—	—	—	—	—
c. LB & SS - FV	—	—	—	—	—	—	—	—
d. Preferred Stock - FV	—	—	—	—	—	—	—	—
e. Common Stock	—	—	—	—	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—	—	—	—	—
g. Real Estate - FV	—	—	—	—	—	—	—	—
h. Derivatives - FV	—	—	—	—	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—	—	—	—	—
j. Total Collateral Assets - FV (Sum of a through i)	—	26,338	—	—	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(9)	Allocation of Aggregate Collateral by Remaining Contractual Maturity

(in Thousands)	FAIR VALUE
a. Overnight and Continuous	$—
b. 30 Days or Less	—
c. 31 to 90 Days	—
d. > 90 Days	26,338

(10)	Allocation of Aggregate Collateral Reinvested by Remaining Contractual Maturity

Not applicable

(11)	Liability to Return Collateral - Secured Borrowing (Total)

Not applicable

REVERSE REPURCHASE TRANSACTION – CASH PROVIDER -OVERVIEW OF SECURED BORROWING TRANSACTIONS

(1) The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (MRA) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same repo counterparty. The Company’s decision to do so will be dependent on the Company’s liquidity needs and their assessment of the counterparty and collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with the transactions.

(2)	Type of Repurchase Trades Used

	1 FIRST QUARTER	2 SECOND QUARTER	3 THIRD QUARTER	4 FOURTH QUARTER
a. Bilateral (Yes/No)	Yes	Yes	Yes	Yes
b. Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

3)	Original (Flow) & Residual Maturity

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	50,000	—	—	—
3. 2 Days to 1 Week	—	—	50,000	—
4. > 1 Week to 1 Month	54,068	3,463	51,012	67,000
5. > 1 Month to 3 Months	5,880	90,702	89,477	52,457
6. > 3 Months to 1 Year	960,540	950,540	739,683	964,683
7. > 1 Year	25,000	25,000	275,000	—
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	4,068	2,241	397	—
5. > 1 Month to 3 Months	—	—	2,457	—
6. > 3 Months to 1 Year	960,540	950,540	739,683	616,220
7. > 1 Year	25,000	25,000	275,000	—

(4)	Counter Party, Jurisdiction and Fair Value (FV)

Not applicable

(5)	Fair Value of Securities Acquired Under Repurchase - Secured Borrowing

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount	$1,150,873	$1,150,116	$1,215,806	$1,215,310
b. Ending Balance	$1,150,873	$1,130,389	$1,215,806	$810,050

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(6)	Securities Acquired Under Repurchase – Secured Borrowing by NAIC Designation

(In Thousands)	1 NONE	2 NAIC 1	3 NAIC 2	4 NAIC 3	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 NONADMITTED
Bonds - FV	$792,550	$17,500	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$792,550	$17,500	$—	$—	$—	$—	$—	$—

(7)	Collateral Pledged – Secured Borrowing

Not applicable

(8)	Allocation of Aggregate Collateral Pledged by Remaining Contractual Maturity

Not applicable

(9)	Allocation of Aggregate Collateral Pledged by Remaining Contractual Maturity

Not applicable

(10)	Recognized Liability to Return Collateral – Secured Borrowing (Total)

Not applicable

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Realized Gains (Losses):
Bonds	$5,748	$31,542	$(41,605)
Preferred Stocks	—	8	23
Common Stocks	368	3,530	566
Mortgage Loans	93	48	374
Cash, Cash Equivalents and Short-term Investments	8	—	—
Other Invested Assets	(591)	4,154	(54,476)
Derivative Instruments	(3,591)	88,153	16,576
Reinsurance Realized Gains (Losses)	(1,151)	83	(23,223)
Realized Capital Gains/(Losses)—other	—	(78,176)	—

Subtotal	884	49,342	(101,765)
Capital Gains Tax Expense	186	10,362	—

Net Realized Gains (Losses)	698	38,980	(101,765)
Losses (Gains) Transferred to IMR (Net of Taxes)	2,194	(34,440)	91,199

Total	$2,892	$4,540	$(10,566)

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2020	2019	2018
(In Thousands)
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(270)	$(206)	$(48)
Common Stocks of Non-affiliates	(12,841)	(7,791)	(14,004)
Common Stocks of Affiliates	34,591	45,453	(2,143)
Preferred Stocks	—	(52)	97,934
Derivative Instruments	250,810	128,823	(91,420)
Other Hedging Investments	—	—	—
Other Invested Assets	(29,687)	59,628	(69,582)
Unrealized Capital Gains/(Losses)—Other	—	78,176	—

Subtotal	242,603	304,031	(79,263)
Deferred Capital Gains Tax	(7,543)	(41,549)	26,614

Total	$250,146	$345,580	$(105,877)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

In 2015, the Company implemented a public bond trading strategy which resulted in the increase in investment cash flows from both sales and acquisitions of bonds. Included in the investment cash flows are proceeds from sales of bonds to related parties and the cost of bonds acquired from related parties totaling $736.9 million and $7.7 million, respectively, for the year ended December 31, 2018. The public bond strategy was discontinued and no related transactions occurred during 2020 or 2019. Net realized gains before taxes and transfers to the IMR associated with the related-party sales totaled $13.3 million for the year ended December 31, 2018.

7.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Bonds (Unaffiliated)	$612,739	$577,949	$426,102
Bonds (Affiliated)	4,342	2,634	—
Preferred Stocks (Unaffiliated)	52,621	46,447	21,777
Preferred stocks (Affiliated)	15,648	15,826	—
Common Stocks (Unaffiliated)	3,484	10,307	13,033
Common Stocks (Affiliated)	20,000	3,693	23,190
Mortgage Loans	38,579	40,928	36,349
Contract Loans	16,059	17,535	28,459
Cash, Cash Equivalents and Short-term Investments	75,112	72,290	65,998
Derivative Instruments	(435,148)	(348,490)	133,172
Other Invested Assets	81,750	58,573	43,933
Other Investment Income	37,602	3,726	—

Gross Investment Income	522,788	501,418	792,013

Interest Expense on Surplus Notes	(43,260)	(43,260)	(43,260)
Investment Expenses	(40,115)	(31,246)	(29,586)

Net Investment Income	$439,413	$426,912	$719,167

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company did not have investment income due and accrued excluded from surplus for the years ended December 31, 2020, 2019 and 2018.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, fixed index, and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Interest rate swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

Beginning in July 2015, the Company began hedging the equity exposure embedded in its new FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI) Sectors III Index, and the Deutsche Bank Momentum Asset Allocator (“MAA”) indices. During 2020, the Company added Barlays First Trust Capital Strength Barclays 5% Index (“FTCS) and RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair Value changes in the options embedded within the policy are recorded through income.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2020 and 2019, the Company pledged $231.3 million and $150.9 million, respectively, in U.S. Treasury securities and cash as collateral to counterparties. At December 31, 2020 and 2019, counterparties pledged to the Company $318.0 million and $234.2 million, respectively, in collateral comprised of cash and U.S. Treasury securities and corporate bonds.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2020
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,006,092	$472,394	$—	$472,394
FX Forwards	97,913	(3,448)	—	(3,448)
Payor Swaptions	300,000	24	5,895	(5,871)

Total	$6,404,005	$468,970	$5,895	$463,075

		Outstanding at
		December 31, 2019
	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
(In Thousands)	Amounts	Value	Cost	Gain (Loss)
Interest Rate Swaps	$5,842,202	$219,118	$—	$219,118
Currency Swaps	9,459	892	—	892
FX Forwards	29,900	90	—	90
Payor Swaptions	800,000	55	7,890	(7,835)

Total	$6,681,561	$220,155	$7,890	$212,265

At December 31, 2020 and 2019, open futures contracts had a notional value of $1,954.7 million and $1,621.8 million and a fair value of ($4.3) million and ($2.4) million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

On November 1, 2018, the Company created 4 Replication Synthetic Asset Transactions (“RSATs”) which were approved by the SVO. Each of the four RSATs are the combination of a long dated interest rate swap that pays fixed and receives floating rate coupons with a group of long dated fixed rate investment grade corporate bonds. The resulting synthetic asset is a long dated floating rate bond. The net unrealized loss on the four interest rate swaps was $2.5 million at November 1, 2018. This amount is being amortized over the remaining life of the swaps.

The Company did not have derivative contracts with financing premiums during 2020 or 2019.

9.	REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company has two reinsurance agreements with Barbco, refer to Note 2 for additional details. The Company has liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $263.0 million and $245.6 million at December 31, 2020 and 2019, respectively.

The Company ceded certain risks during 2020 and 2019 to DLRC through the VA Treaty and the FIA Treaty. Refer to Note 2 for further details.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company had agreements with unrelated companies that provide for reinsurance of guaranteed minimum death benefits under certain of its variable annuity contracts. These amounts were reinsured on a monthly renewable term basis. All such treaties were recaptured in 2019.

In 2018, the Company entered into a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain fixed indexed annuity polices.

In 2018, the Company ceded, on a coinsurance and modified coinsurance basis, in-force variable annuity base contracts to an unaffiliated reinsurer. For the year ended December 31, 2020, premiums ceded under the treaty were $136.8 million, and benefits ceded (including policy surrenders) were $1.2 billion. For the year ended December 31, 2019, premiums ceded under the treaty were $156.0 million, and benefits ceded (including policy surrenders) were $1.6 billion. For the year ended December 31, 2018, premiums ceded under the treaty were $13.0 billion, and benefits ceded (including policy surrenders) were $1.9 billion.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Premiums and Annuity Considerations:
Direct	$2,873,746	$2,616,422	$2,735,942
Ceded—Affiliated	(49,746)	(28,989)	(22,573)
Ceded—Non-affiliated	(155,884)	(175,149)	(13,027,440)

Net Premiums and Annuity Considerations	$2,668,116	$2,412,284	$(10,314,071)

Insurance and Other Individual Policy Benefits and Claims:
Direct	$842,456	$890,010	$862,511
Assumed—Non-affiliated	3,565	6,584	4,214
Ceded—Affiliated	(25,545)	(29,416)	(22,493)
Ceded—Non-affiliated	(369,948)	(409,260)	(411,682)

Net Policy Benefits and Claims	$450,528	$457,918	$432,550

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2020 and 2019, the Company had $8.7 million and $9.5 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $3.0 million as of December 31, 2020 and 2019.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

The details for other changes in reserves for the year ended December 31, 2020 are as follows (in thousands):

Item	Total	Industrial Life	Ordinary Life Insurance	Ordinary Individual Annuities	Supplemental Contracts	Credit Life Group and Individual	Group Life Insurance	Group Annuities
Asset/Liability analysis	$(30,000)	$—	$—	$(30,000)	$—	$—	$—	$—

Total—increase (decrease)	$(30,000)	$—	$—	$(30,000)	$—	$—	$—	$—

Other than normal updates of reserves, there were no significant reserve changes as of December 31, 2019 and 2018.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

December 31, 2020

A. INDIVIDUAL ANNUITIES

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$11,518,378	$249,805	$—	$11,768,183	78.760%
	b	At Book Value Less Current Surrender Charge of 5% or More	993,098	—	—	993,098	6.646%
	c	At Fair Value	—	—	740,293	740,293	4.955%

	d	Total with Adjustment or at Market Value	12,511,476	249,805	740,293	13,501,574	90.361%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,137,131	—	—	1,137,131	7.610%
2	Not Subject to Discretionary Withdrawal		267,330	—	35,873	303,203	2.029%

3	Total (Gross: Direct and Assumed)		13,915,937	249,805	776,166	14,941,908	100.000%
4	Reinsurance Ceded		101,829	—	—	101,829
5	Total (Net)		$13,814,108	$249,805	$776,166	$14,840,079

6	Amount included in A(1)b above that will move to A(1)e in the year after the statement date.		$3,069	$—	$—	$3,069

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

B. GROUP ANNUITIES

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$—	$148,574	$—	$148,574	1.417%
	b	At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
	c	At Fair Value	—	—	10,078,179	10,078,179	96.102%

	d	Total with Adjustment or at Market Value	$1	$148,574	$10,078,179	$10,226,754	97.519%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	37,172	—	—	37,172	0.354%
2	Not Subject to Discretionary Withdrawal		223,090	—	—	223,090	2.127%

3	Total (Gross: Direct and Assumed)		$260,263	$148,574	$10,078,179	$10,487,016	100.000%
4	Reinsurance Ceded		—	—	—	—

5	Total (Net)		$260,263	$148,574	$10,078,179	$10,487,016
6	Amount included in B(1)b above that will move to B(1)e in the year after the statement date.		$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

C. DEPOSIT-TYPE CONTRACTS

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2020	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$—	$—	$—	$—	—%
	b	At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
	c	At Fair Value	—	—	295,058	295,058	23.78%

	d	Total with Adjustment or at Market Value	$—	$—	$295,058	$295,058	23.78%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
2	Not Subject to Discretionary Withdrawal		945,713	—	—	945,713	76.22%

3	Total (Gross: Direct and Assumed)		$945,713	$—	$295,058	$1,240,771	100.000%
4	Reinsurance Ceded		3,817	—	—	3,817

5	Total (Net)		$941,896	$—	$295,058	$1,236,954
6	Amount included in C(1)b above that will move to C(1)e in the year after the statement date.		$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

December 31, 2019

A. INDIVIDUAL ANNUITIES

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2019	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$9,647,895	$269,928	$—	$9,917,823	76.244%
	b	At Book Value Less Current Surrender Charge of 5% or More	946,115	—	—	946,115	7.273%
	c	At Fair Value	—	—	746,664	746,664	5.740%

	d	Total with Adjustment or at Market Value	10,594,010	269,928	746,664	11,610,602	89.257%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,092,112	—	—	1,092,112	8.396%
2	Not Subject to Discretionary Withdrawal		272,214	—	33,079	305,293	2.347%

3	Total (Gross: Direct +Assumed)		11,958,336	269,928	779,743	13,008,007	100.000%
4	Reinsurance Ceded		42,837	—	—	42,837

5	Total (Net)		$11,915,499	$269,928	$779,743	$12,965,170
6	Amount included in A(1)b above that will move to A(1)e in the year after the statement date.		$2,055	$—	$—	$2,055

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

B. GROUP ANNUITIES

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2019	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$—	$151,300	$—	$151,300	1.446%
	b	At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
	c	At Fair Value	—	—	10,029,726	10,029,726	95.887%

	d	Total with Adjustment or at Market Value	$1	$151,300	$10,029,726	$10,181,027	97.333%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	39,702	—	—	39,702	0.380%
2	Not Subject to Discretionary Withdrawal		239,236	—	—	239,236	2.287%

3	Total (Gross: Direct +Assumed)		$278,939	$151,300	$10,029,726	$10,459,965	100.000%
4	Reinsurance Ceded		—	—	—	—

5	Total (Net)		$278,939	$151,300	$10,029,726	$10,459,965
6	Amount included in B(1)b above that will move to B(1)e in the year after the statement date.		$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

C. DEPOSIT-TYPE CONTRACTS

(In Thousands)			General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2019	% of Total
1	Subject to Discretionary Withdrawal:
	a	With Market Value Adjustment	$—	$—	$—	$—	—%
	b	At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
	c	At Fair Value	—	—	288,617	288,617	30.039%

	d	Total with Adjustment or at Market Value	$—	$—	$288,617	$288,617	30.039%
	e	At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
2	Not Subject to Discretionary Withdrawal		672,205	—	—	672,205	69.961%

3	Total (Gross: Direct +Assumed)		$672,205	$—	$288,617	$960,822	100.000%
4	Reinsurance Ceded		360	—	—	360

5	Total (Net)		$671,845	$—	$288,617	$960,462
6	Amount included in C(1)b above that will move to C(1)e in the year after the statement date.		$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of the life insurance by withdrawal characteristics for General Account products and Separate Account Nonguaranteed products are shown in the tables below. The Company had no Separate Account with Guarantees products during 2020 or 2019.

December 31, 2020

(In Thousands)	Account Value	Cash Value	Reserve
General Account
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	43,358	43,401	45,336
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	15,069	15,069	15,069
i Variable Universal Life	423,600	428,618	430,637
j Miscellaneous Reserves	738,038	737,251	738,880
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	297
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	7
d Disability—Disabled Lives	XXX	XXX	393
e Miscellaneous Reserves	XXX	XXX	13,414
3 Total (gross: direct + assumed)	1,220,065	1,224,339	1,244,033

4 Reinsurance Ceded	304,016	303,390	327,937

5 Total (net) (3)- (4)	$916,049	$920,949	$916,096

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(In Thousands)	Account Value	Cash Value	Reserve
Separate Account Non Guaranteed
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	48,829	48,829	48,829
i Variable Universal Life	7,729,177	7,729,177	7,726,251
j Miscellaneous Reserves	—	—	—
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
3 Total (gross: direct + assumed)	7,778,006	7,778,006	7,775,080

4 Reinsurance Ceded	—	—	—

5 Total (net) (3)- (4)	$7,778,006	$7,778,006	$7,775,080

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

December 31, 2019

(In Thousands)	Account Value	Cash Value	Reserve
General Account
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	45,937	45,989	47,443
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	16,884	16,884	16,884
i Variable Universal Life	406,603	414,076	413,560
j Miscellaneous Reserves	794,871	794,602	796,015
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	282
b Accidental Death Benefits	XXX	XXX	1
c Disability—Active Lives	XXX	XXX	8
d Disability—Disabled Lives	XXX	XXX	467
e Miscellaneous Reserves	XXX	XXX	19,403
3 Total (gross: direct + assumed)	1,264,295	1,271,551	1,294,063

4 Reinsurance Ceded	285,848	287,986	309,869

5 Total (net) (3)- (4)	$978,447	$983,565	$984,194

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

(In Thousands)	Account Value	Cash Value	Reserve
Separate Account Non Guaranteed
1 Subject to discretionary withdrawal, surrender values, or policy loans:
a Term Policies with Cash Value	$—	$—	$—
b Universal Life	—	—	—
c Universal Life with Secondary Guarantees	—	—	—
d Indexed Universal Life	—	—	—
e Indexed Universal Life with Secondary Guarantees	—	—	—
f Indexed Life	—	—	—
g Other Permanent Cash Value Life Insurance	—	—	—
h Variable Life	43,974	44,596	44,596
i Variable Universal Life	7,555,852	7,555,852	7,551,874
j Miscellaneous Reserves	—	—	—
2 Not subject to discretionary withdrawal or not cash values
a Term Policies with Cash Value	XXX	XXX	—
b Accidental Death Benefits	XXX	XXX	—
c Disability—Active Lives	XXX	XXX	—
d Disability—Disabled Lives	XXX	XXX	—
e Miscellaneous Reserves	XXX	XXX	—
3 Total (gross: direct + assumed)	7,599,826	7,600,448	7,596,470

4 Reinsurance Ceded	—	—	—

5 Total (net) (3)- (4)	$7,599,826	$7,600,448	$7,596,470

13.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns Separate Account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Variable Life

•	Variable Annuity

•	MVA Annuity

A majority of the variable Separate Account assets are legally insulated from the Company’s General Account, whereas the non-insulated Separate Account assets are not legally insulated. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $22,324.5 million and $20,832.3 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, the Company’s Separate Account statements included legally insulated assets of $21,864.3 million and $20,321.9 million, respectively.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2020 were attributed to the following products (in thousands):

Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
(In Thousands)
Variable Life	$10,707,717	$—	$10,707,717
Variable Annuity	11,156,619	—	11,156,619
MVA Annuity	—	460,168	460,168

Total	$21,864,336	$460,168	$22,324,504

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

To compensate the General Account for the risk associated with Separate Account guarantees, risk charges of $173.4 million, $171.8 million, and $179.3 million were received by the General Account from the Separate Accounts during the years ended December 31, 2020, 2019 and 2018, respectively.

For the years ended December 31, 2020, 2019 and 2018, the Company’s General Account paid $57.1 million, $69.8 million, and $62.9 million for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Account.

An analysis of the Separate Account reserves as of December 31, 2020 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	2020 Total
Premiums, Considerations or Deposits	$26,483	$152,869	$179,352
Reserves:
For Accounts with Assets at:
Fair Value	153,899	18,924,483	19,078,382
Amortized Cost	244,480	—	244,480

Total Reserves	$398,379	$18,924,483	$19,322,862

By Withdrawal Characteristics:
With Market Value Adjustment	$398,379	$—	$398,379
At Fair Value	—	18,888,610	18,888,610

Subtotal	398,379	18,888,610	19,286,989
Not Subject to Discretionary Withdrawal	—	35,873	35,873

Total	$398,379	$18,924,483	$19,322,862

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

An analysis of the Separate Account reserves as of December 31, 2019 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	2019 Total
Premiums, Considerations or Deposits	$26,357	$190,962	$217,319
Reserves:
For Accounts with Assets at:
Fair Value	156,589	18,694,557	18,851,146
Amortized Cost	264,640	—	264,640

Total Reserves	$421,229	$18,694,557	$19,115,786

By Withdrawal Characteristics:
With Market Value Adjustment	$421,229	$—	$421,229
At Fair Value	—	18,661,478	18,661,478

Subtotal	421,229	18,661,478	19,082,707
Not Subject to Discretionary Withdrawal	—	33,079	33,079

Total	$421,229	$18,694,557	$19,115,786

Below is the reconciliation of “Net Transfers (from) or to Separate Accounts net of reinsurance” in the Statements of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2020	2019	2018
Transfers to Separate Accounts	$179,352	$217,318	$198,215
Transfers (from) Separate Accounts	(1,309,707)	(1,831,011)	(2,468,733)

Net Transfers (from) Separate Accounts net of reinsurance in the Statement of Operations	$(1,130,355)	$(1,613,693)	$(2,270,518)

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Financial assets and liabilities recorded at fair value in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

•	Valuation inputs are unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuation inputs generally include cash, cash equivalents, short term investments, U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices, and exchange-traded derivatives.

Level 2

•	Valuation is based upon quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in non-active markets,

•	Inputs other than quoted market prices that are observable, and

•	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith and credit of the U.S. government, municipal bonds, structured notes, certain ABS (including collateralized debt obligations, RMBS and CMBS), certain corporate debt, certain private equity investments, and certain derivatives.

Level 3

•	Valuation utilizes techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

These valuations reflect management’s opinions regarding the assumptions a market participant would use in pricing the asset or liability. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain commercial mortgages, certain corporate debt, certain private equity investments, certain mutual fund holdings, and certain derivatives.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company’s assets and liabilities measured at fair value were classified by these levels as of December 31, 2020 as follows:

(In Thousands) Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at Fair Value:
Common Stock—Unaffiliated (a)
Industrial and Miscellaneous	$—	$42,415	$192,106	$—	$234,521
Bonds—Unaffiliated (b)
Asset-backed Securities	—	—	836	—	836
Industrial and Miscellaneous	—	5,166	—	—	5,166
Derivative Assets (d)
Interest Rate Contracts	485,343	205,576	—	—	690,919
Equity Contracts	1,669	—	—	—	1,669
Foreign Exchange Contracts	909	—	7	—	916
Separate Accounts Assets (c) (e)	13,929,985	6,779,443	277,603	186,782	21,173,813

Total Assets at Fair Value	$14,417,906	$7,032,600	$470,552	$186,782	$22,107,840

Liabilities at Fair Value:
Derivative Liabilities (d)
Interest Rate Contracts	$(218,463)	$—	$—	$—	$(218,463)
Equity Contracts	(6,654)	—	—	—	(6,654)
Foreign Exchange Contracts	(305)	—	(3,455)	—	(3,760)

Total Liabilities at Fair Value	$(225,422)	$—	$(3,455)	$—	$(228,877)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company’s assets and liabilities measured at fair value were classified by these levels as of December 31, 2019 as follows:

(In Thousands) Description for each class of asset or liability	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value:
Common Stock—Unaffiliated (a)
Industrial and Miscellaneous	$—	$1,654	$166,214	$—	$167,868
Bonds—Unaffiliated (b)
Asset-backed Securities	—	—	862	—	862
Derivative Assets (d)
Interest Rate Contracts	229,582	94,771	—	—	324,353
Equity Contracts	779	—	—	—	779
Foreign Exchange Contracts	—	982	—	—	982
Separate Accounts Assets (c) (e)	12,672,123	6,338,379	274,378	181,390	19,466,270

Total Assets at Fair Value	$12,902,484	$6,435,787	$441,454	$181,390	$19,961,115

Liabilities at Fair Value:
Separate Accounts (c) (e)	$—	$—	$—	$—	$—
Derivative Liabilities (d)
Interest Rate Contracts	(104,066)	—	—	—	(104,066)
Equity Contracts	(1,767)	—	—	—	(1,767)
Foreign Exchange Contracts	(1,414)	—	—	—	(1,414)

Total Liabilities at Fair Value	$(107,247)	$—	$—	$—	$(107,247)

(a)	Common stocks are carried at fair value.
(b)	Bonds with NAIC designations of 6 are carried at the lower of amortized cost or fair value. Where fair value is less than amortized cost, amounts are included in the tables above.
(c)

Separate Account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate Account assets also include $852.2 million and $948.2 million of investment income and receivables due at December 31, 2020 and 2019, respectively. Separate Account liabilities include derivative liabilities carried at fair value.

(d)	The derivatives included in the leveling descriptions are carried at fair value.
(e)

Includes assets with a fair value of $186.8 million and $181.4 million at December 31, 2020 and 2019 respectively, in hedge funds, private equities and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2020 or 2019, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2020 and December 31, 2019.

The following table is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the year ended December 31, 2020:

(In Thousands)	Beginning Balance at 01/01/2020	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2020
Assets:
Common Stock Unaffiliated	$166,214	$4,927	$(40,264)	$173	$(12,775)	$106,601	$—	$(32,770)	$—	$192,106
Bonds—Unaffiliated:
Asset-backed Securities	862	—	—	—	(26)	—	—	—	—	836
Residential Mortgage-backed Securities	—	—	—	—	—	—	—	—	—	—
Commercial Mortgage-backed Securities	—	—	—	—	—	—	—	—	—	—
Industrial and Miscellaneous	—	—	—	—	—	—	—	—	—	—
Derivative Assets	—	—	—	4	7	—	—	—	(4)	7
Separate Accounts Assets	274,378	3,598	(27,494)	180	(388)	48,549	—	(629)	(20,591)	$277,603

Total Assets	$441,454	$8,525	$(67,758)	$357	$(13,182)	$155,150	$—	$(33,399)	$(20,595)	$470,552

Liabilities:
FX Contracts	—	—	—	(7,708)	(3,455)	—	—	—	7,708	$(3,455)

Total Liabilities	$—	$—	$—	$(7,708)	$(3,455)	$—	$—	$—	$7,708	$(3,455)

The following table is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the year ended December 31, 2019:

(In Thousands)	Beginning Balance at 01/01/2019	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2019
Assets:
Common Stock Unaffiliated	$168,640	$—	$(19,948)	$3,601	$15,451	$101,376	$—	$(72,445)	$(30,461)	$166,214
Bonds—Unaffiliated:
Asset-backed Securities	1,068	—	—	—	(206)	—	—	—	—	862
Separate Accounts Assets	323,517	951	(261,568)	(127)	14,380	377,709	—	(145,390)	(35,094)	274,378

Total Assets	$493,225	$951	$(281,516)	$3,474	$29,625	$479,085	$—	$(217,835)	$(65,555)	$441,454

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers are made as a result of changes in the level of observability of inputs used to price the assets or changes in NAIC designations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2020:

	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
(In Thousands)
Bonds—Unaffiliated
Asset-backed Securities	Matrix Pricing	Spreads	$836	20	20
Common Stocks	Matrix Pricing	Spreads	192,106	0-1000	89
Separate Accounts Assets	Matrix Pricing	Spreads	4,856	83-109	101
	Market Pricing	Spreads	262,488	1-100	99
	Matrix Pricing	Quoted Prices	9,341	46-114	103
	Market Pricing	Quoted Prices	839	99	101

Total Assets			$470,466

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2019:

	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
(In Thousands)
Bonds—Unaffiliated
Asset-backed securities	Matrix Pricing	Spreads	$862	21	21
Common Stocks	Market Pricing	Spreads	166,214	1-249	60
Separate Accounts assets	Market Pricing	Spreads	18,123	46-112	103
	Matrix Pricing	Spreads	1,014	101	101
	Market Pricing	Quoted Prices	232,897	1-100	94
	Market Pricing	Quoted Prices	21,808	100-101	100

Total assets			$440,918

There were no significant changes made in valuation techniques during 2020 and 2019.

Derivative values in the above tables are presented on a gross basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Aggregate Fair Value of all Financial Instruments

The following table presents the estimated fair values and carrying amounts of the Company’s financial instruments as of December 31, 2020:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$1,401,303	$1,401,303	$449,810	$951,493	$—	$—	$—
Bonds	13,197,036	12,808,660	393,781	12,227,149	576,106	—	—
Preferred Stocks	948,642	939,125	—	573,851	374,791	—	—
Common Stocks	234,521	234,521	—	42,415	192,106	—	—
Mortgages Loans on Real Estate	456,610	456,382	—	—	456,610	—	—
Derivatives – Options and Swaptions	24	24	—	24	—	—	—
Derivatives – Swaps and Forwards	666,983	700,048	461,424	205,552	7	—	—
Derivatives—Futures	2,665	2,665	2,665	—	—	—	—
Contract Loans	514,677	392,136	—	—	514,677	—	—
Other Invested Assets (a)	528,871	527,172	—	17,450	460,639	50,782	—
Separate Account Assets	21,502,031	21,471,400	13,935,135	7,091,062	289,052	186,782	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(1,083,122)	(941,896)	—	—	(1,083,122)	—	—
Derivatives – Swaps and Forwards	(244,138)	(231,101)	(218,462)	(22,221)	(3,455)	—	—
Derivatives—Futures	(6,960)	(6,960)	(6,960)	—	—	—	—
Separate Account Liabilities	(295,058)	(295,058)	—	—	(295,058)	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table presents the estimated fair value and carrying amounts of the Company’s financial instruments as of December 31, 2019:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	1,480,738	$1,480,742	$744,699	$736,039	$—	$—	$—
Bonds	11,054,022	10,918,153	517,928	10,020,471	515,623	—	—
Preferred Stocks	774,903	769,767	—	394,415	380,488	—	—
Common Stocks	167,867	167,867	—	1,654	166,213	—	—
Mortgages Loans on Real Estate	612,899	606,383	—	—	612,899	—	—
Derivatives – Options and Swaptions	55	55	—	55	—		—
Derivatives – Swaps and Forwards	315,265	334,861	219,567	95,698	—	—	—
Derivatives—Futures	785	785	785	—	—	—	—
Contract Loans	470,431	400,939	—	—	470,431	—	—
Other Invested Assets(*)	542,208	544,323	—	7,028	474,967	60,213	—
Separate Account Assets	19,899,455	19,884,097	12,737,725	6,689,797	290,543	181,390	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(736,725)	(671,845)	—	—	(736,725)	—	—
Derivatives – Swaps and Forwards	(122,497)	(114,761)	(104,065)	(18,432)	—	—	—
Derivatives—Futures	(3,181)	(3,181)	(3,181)	—	—	—	—
Separate Account Liabilities	(288,617)	(288,617)	—	—	(288,617)	—	—

(*)—Other invested assets include assets with a fair value of $50.8 million and $60.2 million at December 31, 2020 and 2019, respectively, in limited partnership investments as they are valued using equity values which are a proxy for fair value. As of December 31, 2020 and 2019, there were $142.3 million and $128.0 million of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments—The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds—The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Equity securities - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate—The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives—The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans—The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets—Other invested assets (excluding investments accounted for under the equity method) include low income housing tax credits (“LIHTCs”), surplus debentures, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment lease trusts approximate their carrying values. The fair values of surplus debentures are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts—The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 13. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds—The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

15.	FEDERAL INCOME TAXES

The application of SSAP No.101, “Income Taxes,” requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2020 and December 31, 2019.

The components of the Company’s DTAs and DTLs as of December 31, 2020 and December 31, 2019 were as follows:

(In Thousands)	December 31, 2020			December 31, 2019			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$158,632	$59,077	$217,709	$162,404	$55,354	$217,758	$(3,772)	$3,723	$(49)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	158,632	59,077	217,709	162,404	55,354	217,758	(3,772)	3,723	(49)
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	158,632	59,077	217,709	162,404	55,354	217,758	(3,772)	3,723	(49)
Deferred Tax Liabilities	152,161	33,551	185,712	112,773	25,516	138,289	39,388	8,035	47,423

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$6,471	$25,526	$31,997	$49,631	$29,838	$79,469	$(43,160)	$(4,312)	$(47,472)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2020			December 31, 2019			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From (a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	58,689	54,632	113,321	57,163	30,719	87,882	1,526	23,913	25,439
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	58,689	54,632	113,321	57,163	30,719	87,882	1,526	23,913	25,439
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	234,967	XXX	XXX	225,506	XXX	XXX	9,461
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From (a) and (b) above) Offset by Gross Deferred Tax Liabilities.	99,943	4,445	119,784	105,241	24,636	129,877	(5,298)	(20,191)	(25,489)
(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total ((a) + (b) + (c))	$158,632	59,077	$217,709	$162,404	55,355	$217,759	$(3,772)	3,722	$(50)

	2020	2019
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	886%	994%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (In Thousands)	$1,566,449	$1,503,375

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2020		December 31, 2019		Change
(In Thousands) Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets, by Tax Character as a Percentage.
Adjusted Gross Deferred Tax Assets	$158,632	$59,077	$162,404	55,354	$(3,772)	$3,723
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross Deferred Tax Assets	$158,632	$59,077	$162,404	55,354	$(3,772)	$3,723
Percentage of Net Admitted Adjusted Gross Deferred Tax
Assets by Tax Character Because of the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the Company’s main components of income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$(11,980)	$(21,279)	$(3,553)
Federal Income Tax Expense on Net Capital Gains	186	10,362	—

Current Income Tax (Benefit) Expense	$(11,794)	$(10,917)	$(3,553)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The main components of the Company’s DTAs and DTLs as of December 31, 2020 and 2019 were as follows:

(In Thousands)	December 31, 2020	December 31, 2019	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$78,341	$89,538	$(11,197)
Investments	2,390	2,389	1
Deferred Acquisition Costs	30,286	28,246	2,040
Fixed assets	965	1,018	(53)
Compensation and benefits accrual	1,595	1,581	14
Receivables-nonadmitted	4,513	4,172	341
Net Operating Loss carry-forward	5,113	—	5,113
Tax credit carry-forward	33,358	33,288	70
Other (Including Items <5% of Total Ordinary Tax Assets)	2,071	2,172	(101)

Total Ordinary Deferred Tax Assets	$158,632	$162,404	$(3,772)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$158,632	$162,404	$(3,772)
Capital
Investments	59,077	55,354	3,723
Net Capital Loss carry-forward	—	—	—

Subtotal	59,077	55,354	3,723
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	59,077	55,354	3,723

Admitted Deferred Tax Assets	$217,709	$217,758	$(49)

Deferred Tax Liabilities:
Ordinary
Investments	$119,092	$61,445	$57,647
Policyholder Reserves	33,069	51,328	(18,259)

Subtotal	$152,161	$112,773	$39,388
Capital
Investments	33,551	25,516	8,035

Subtotal	33,551	25,516	8,035

Deferred Tax Liabilities	$185,712	$138,289	$47,423

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$31,997	$79,469	$(47,472)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The change in net deferred income taxes was comprised of the following:

(In Thousands) Description	December 31, 2020	December 31, 2019	Change
Total Deferred Tax Assets	$217,709	$217,759	$(50)
Total Deferred Tax Liabilities	185,712	138,290	47,422

Net Deferred Tax Assets / Deferred Tax Liabilities	$31,997	$79,469	$(47,472)
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$31,997	$79,469	$(47,472)
Tax Effect of Unrealized (Gains)/Losses			7,543

Change in Net Deferred Income Tax			$(55,015)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2020, 2019 and 2018 were as follows:

(In Thousands)	December 31, 2020			December 31, 2019			December 31, 2018
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$205,678	$43,192	20.9%	$244,594	$51,365	17.5%	$205,802	$43,218	41.5%
Pre-tax Capital Gains—Pre IMR	884	186	0.1%	49,342	10,362	3.5%	(101,765)	(21,370)	(20.5)%
Investment Related		(12,547)	(6.1)%		—	—%		—	—%
Dividends Received Deduction		—	—%		(3,970)	(1.4)%		(16,026)	(15.4)%
Exhibit 5a adjustment		—	—%		(1,352)	(0.5)%		—	—%
Non-deductible Expenses		—	—%		—	—%		60	0.1%
Reversal of IMR		—	—%		(1,670)	(0.6)%		(3,179)	(3.1)%
Change in Non-admitted assets		(229)	(0.1)%		(10,236)	(3.5)%		(2,576)	(2.5)%
Prior Year Over/Under Accrual		—	—%		(492)	(0.2)%		2,083	2.0%
Tax Credit Adjustment		658	0.3%		(15,369)	(5.2)%		—	—%
Tax Differences in Wholly Owned Subsidiaries		11,952	5.8%		16,694	5.7%		(32,785)	(31.5)%
Other		9	—%		93	0.2%		5	—%

Total Statutory Income Taxes		$43,221	20.9%		$45,425	15.5%		$(30,570)	(29.4)%

Federal Income Taxes Incurred		$(11,794)	(5.7)%		$(10,917)	(3.7)%		$(3,553)	(3.4)%
Change in Net Deferred Income Taxes		55,015	26.6%		56,342	19.2%		(27,017)	(26.0)%

Total Statutory Income Taxes		$43,221	20.9%		$45,425	15.5%		$(30,570)	(29.4)%

At December 31, 2020, the Company had $24.3 million of net operating loss carry forwards which will not expire and no capital loss carry forwards. The Company also had $18.8 million of foreign tax credit carry forwards which will begin to expire, if not utilized, in 2021 and $14.6 million of general business credit carry forwards which will begin to expire, if not utilized, in 2029.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

As of December 31, 2020, the Company capital income tax expense in the preceding years that will be available for recoupment in the event of future losses as follows:

(In Thousands) Year	Capital
2020	$186
2019	$10,362
2018	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

Tax years prior to 2017 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2020 and 2019. As of December 31, 2020, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2020 and 2019. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2020, 2019 and 2018. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2020.

The following companies are included in the consolidated return filing:

–	Delaware Life Insurance Company
–	Delaware Life Insurance Company of New York
–	DL Reinsurance Company
–	Clarendon Insurance Agency, Inc.
–	Clear Spring Health Insurance Company
–	Clear Spring Health Resources, Inc.
–	Clear Spring Health (IL), Inc.
–	Delaware Life Reinsurance (U.S.) Corp.
–	Clear Spring Health (CO), Inc.
–	Eon Health, Inc (GA)
–	Eon Health, Inc. (SC)
–	Community Care Alliance of Illinois, Inc.
–	Clear Spring Health (VA), Inc.
–	Clear Spring Health of Illinois, Inc.
–	Lackawanna Casualty Company
–	Lackawanna American Insurance Company
–	Lackawanna National Insurance Company

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

A written tax allocation agreement has been approved by, or is pending approval from, the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

16. CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to Delaware’s statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus would also require the prior approval of the Commissioner. In connection with the Sale Transaction on August 2, 2013, any portion of a dividend which would cause the Company’s total adjusted capital as of the most recent calendar quarter end to fall below 300% of Company Action Level NAIC Risk-Based Capital as of such calendar quarter end, after taking into account the payment of such dividend, requires the prior approval of the Department.

In April 2020, April 2019 and April 2018, the Company paid an ordinary dividend of $65.0 million, $200.0 million, and $157.4 million, respectively, to the Parent. The Parent paid $100.0 million to the Company in February 2020 in the form of a capital contribution that the Company accrued in December 2019 in accordance with SSAP 72. The Parent also contributed $7.5 million of cash to the Company in December 2020 and contributed $16.9 million in 2019 in the form of an other invested asset.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains/losses, excluding deferred taxes, was approximately $802.6 million and $560.0 million at December 31, 2020 and 2019, respectively.

Surplus Notes

As of December 31, 2020 and 2019, the Company had $557.5 million and $565.0 million, respectively, of surplus notes outstanding. The Company has an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), whereby the surplus notes were taken into custody by the bank on behalf of the holders of the surplus notes, some of which were related parties as of December 31, 2020 and 2019 (the “Noteholders”).

DBTCA collects all surplus note payments and distributes such funds to the Noteholders. The DBTCA agreement allows the Noteholders to transfer any part of the surplus notes they hold, subject to the consent of the Company and with proper notice given to DBTCA. As of December 31, 2020, the Noteholders were as follows: Group 1001, LLC, a related party; Estate of Jeffrey S. Lange; Midland National Life Insurance Company; North American Company for Life and Health Insurance; and Security Benefit Life Insurance Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2020 and 2019:

2020 (In Thousands)
Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
12/22/97	8.625%	$250,000	$250,000	$21,563	$497,974	11/06/27
12/15/95	6.150%	150,000	150,000	9,225	236,960	12/15/27
12/15/95	7.626%	150,000	150,000	11,439	277,198	12/15/32
12/15/95	6.150%	7,500	7,500	461	11,317	12/15/27
12/15/95	7.626%	7,500	—	572	12,439	—

XXX	XXX	$565,000	$557,500	$43,260	$1,035,888	XXX

2019 (In Thousands)
Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
12/22/97	8.625%	$250,000	$250,000	$21,563	$476,411	11/06/27
12/15/95	6.150%	150,000	150,000	9,225	$227,735	12/15/27
12/15/95	7.626%	150,000	150,000	11,439	$265,759	12/15/32
12/15/95	6.150%	7,500	7,500	461	$10,856	12/15/27
12/15/95	7.626%	7,500	7,500	572	$11,867	12/15/32

XXX	XXX	$565,000	$565,000	$43,260	$992,628	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than the Noteholders.    After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

As discussed in Note 2, with approval by the Department, the Company paid down the outstanding principal and accrued interest on a surplus note previously held by GLAC on December 31, 2020.

The Company incurred $43.3 million of interest on the surplus notes in each of the years ended December 31, 2020, 2019 and 2018. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Commissioner of Insurance and only to the extent that the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $4.2 million and $4.3 million at December 31, 2020 and 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2020 and 2019.

17.	COMMITMENTS AND CONTINGENT LIABILITIES

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $142.3 million and $128.0 million and for future fixed income fundings of $1,335.4 million and $1,134.9 million as of December 31, 2020, and 2019, respectively. The Company also had $87.2 million and $91.6 million of outstanding mortgage loan commitments on real estate as of December 31, 2020 and December 31, 2019, respectively.

Regulatory and Industry Developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.0 million and $3.1 million for guaranty fund assessments as of December 31, 2020 and 2019, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2020 and 2019, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Pursuant to the terms of the Sale Transaction, the acquired companies, including the Company and DLNY, and their respective affiliates are indemnified from and against (i) breach of customary representations, warranties and covenants of the sellers and (ii) other specified matters, including losses arising from pending or threatened litigation as of the closing of the Sale Transaction (August 2, 2013), certain excluded assets that were transferred from the acquired companies to the seller’s affiliates at or prior to closing of the Sale Transaction, including the group insurance business previously conducted by DLNY, certain environmental liabilities, and certain liabilities arising under unclaimed property laws.

Pledged or Restricted Assets

The following assets were restricted at December 31, 2020 and reported in the current financial statements:

•	Collateral posted under repurchase agreements which was reported as bonds and preferred stocks.

•	Cash collateral posted under reverse repurchase agreements which was reported as cash equivalents.

•	Certain FHLB capital stock.

•	Certain bonds on deposit with governmental authorities as required by law.

•	Certain cash deposits held in a mortgage escrow account (see “Other restricted assets” below).

•	Derivative cash collateral which was reported as cash equivalents (see “Assets pledged as collateral not captured in other categories” below).

•	Certain cash collateral for brokerage margin.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following were restricted assets (including pledged assets):

(In Thousands)
										Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2020 Total	2019 Total	Increase/ (Decrease)	Total 2020 Non Admitted Restricted	Total 2020 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$25,000	$—	$—	$—	$25,000	$25,000	$—	$—	$25,000	0.06%	0.06%
Subject to Reverse Repurchase Agreements	616,220	—	—	—	616,220	340,789	275,431	—	616,220	1.47%	1.48%
FHLB Capital Stock	47,853	—	—	—	47,853	30,690	17,163	—	47,853	0.11%	0.11%
On Deposit with States	5,195	—	—	—	5,195	5,214	(19)	—	5,195	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	910,853	—	—	—	910,853	610,287	300,566	—	910,853	2.18%	2.18%
Pledged as collateral not captured (including assets backing funding agreements)	24,388	—	—	—	24,388	49,990	(25,602)	—	24,388	0.06%	0.06%
Other Restricted Assets	1,616	—	—	—	1,616	2,827	(1,211)	—	1,616	—%	—%

Total Restricted Assets	$1,631,125	$—	$—	$—	$1,631,125	$1,064,797	$566,328	$—	$1,631,125	3.89%	3.90%

The following were assets pledged as collateral not captured in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

(In Thousands)									Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2020 Total	2019 Total	Increase/ (Decrease)	Total 2020 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Derivative Collateral	24,388	—	—	—	24,388	49,990	(25,602)	24,388	0.06%	0.06%

Total	$24,388	$—	$—	$—	$24,388	$49,990	$(25,602)	$24,388	0.06%	0.06%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

(In Thousands)									Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2020 Total	2019 Total	Increase/ (Decrease)	Total 2020 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Mortgage Escrow	1,616	—	—	—	1,616	2,827	(1,211)	1,616	—%	—%

Total	$1,616	$—	$—	$—	$1,616	$2,827	$(1,211)	$1,616	—%	—%

Lease Commitments

Effective September 24, 2014, the Company entered into a lease agreement for its Waltham, Massachusetts office. On February 19, 2016, the original lease agreement was amended to add additional space. The lease, as amended, expires on April 30, 2023. Rental expenses for 2020, 2019 and 2018 were $2.3 million, $2.4 million, and $2.4 million, respectively, under this lease.

Effective January 22, 2014, the Company entered into a lease agreement for its Indianapolis, Indiana office that expires on December 31, 2024. Rental expenses for 2020, 2019 and 2018 were $0.2 million each year under this lease. In November 2020, the Company delivered a termination notice to the landlord. It is expected that the space will be vacated by December 31, 2021. In December 2020, termination fees of $0.2 million were expensed.

Effective July 27, 2016, the Company entered into a sublease agreement for additional space for its Indianapolis office, with this sublease expiring on November 30, 2026. Rental expenses for 2020, 2019 and 2018 were $0.4 million under this sublease each year.

Effective January 1, 2020, the Company entered into a lease agreement with an affiliate for a Zionsville, Indiana office for which rental payments will commence on January 1, 2021.

The Company did not renew its sublease agreement for a Chicago, Illinois office, originally effective February 26, 2016 with an original expiration date July 29, 2018, that was twice amended resulting in expiration as of September 30, 2020. Rental expenses for 2020, 2019 and 2018 were $0.3 million under this sublease. A portion of these rental expenses were reimbursed by CSP&C.

Effective December 20, 2018, the Company entered into a lease agreement for a Park Ridge, Illinois office that expires on May 31, 2025. Rental expense for 2020 and 2019 were $0.2 million and $0.1 million, respectively. Rental expense for 2018 was $0 due to the abatement of the first five months of rent. Effective January 2020, the Company entered into a lease agreement for additional space in this Park Ridge office that expires on May 31, 2025. Rental expenses for 2020 were $0.1 million. Effective August 3, 2020, the Company entered into a lease agreement for additional space in this Park Ridge office that expires on May 31, 2025. The commencement date for these rental payments was December 1, 2020. Rental expense for 2020 was $0 due to the abatement of the first two months of rent. The rental expenses for all three leases are reimbursed by CSHMS under the services agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Effective June 1, 2019, the Company entered into a six-month lease agreement for a Park Ridge, Illinois office that expired on November 30, 2019. The term was extended on a month-to-month basis after November 30, 2019 and the agreement was terminated in January 2020. Rental expenses for 2020 and 2019 were $12 thousand and $0.2 million, respectively. These rental expenses were reimbursed by CSHMS under the services agreement.

Effective December 1, 2017, the Company entered into a six-month lease agreement for a New York, New York office with a monthly rental expense of approximately $13.6 thousand that expired May 31, 2018. Effective June 1, 2018, the Company renewed the lease with additional space for another six months with a monthly rental expense of approximately $17.8 thousand that expired on November 30, 2018. Effective December 1, 2018 the Company renewed the lease for an additional four months with a monthly rental expense of approximately $18.8 thousand. Effective April 1, 2019, the Company renewed the lease for an additional 12 months with a monthly rental expense of approximately $17.9 thousand. Effective September 1, 2019, the Company assigned the lease to an affiliate, Gainbridge Insurance Agency, LLC.

Effective July 23, 2018, the Company entered into a month-to-month lease agreement for an office in New York, New York. The monthly rental expense was approximately $3.9 thousand. The lease expired February 28, 2019.

Effective September 10, 2018, the Company entered into a lease agreement for an office in Miramar, Florida that expires on June 30, 2024. Rental payments commenced once the Company took possession of the space which was on March 6, 2019. The first three months of rent in 2019 were abated. Rental expense for 2020 and 2019 were $0.2 million and $0.1 million, respectively. These rental expenses are reimbursed by CSHMS.

Effective February 7, 2019 the Company entered into a lease agreement for a second office in Miramar, Florida that terminated on March 31, 2019. The rental expense for 2019 was $33.2 thousand and was reimbursed by CSHMS.

Effective December 20, 2019 the Company entered into a lease agreement for an office in Columbia, South Carolina which expired on December 31, 2020. Effective December 2020, the Company renewed the lease with an expiration date of December 31, 2021. Rental expense for 2020 was $5.2 thousand. These rental expenses are reimbursed by CSHMS.

At December 31, 2020, future minimum aggregate rental commitments were as follows (in thousands):

Year Ending December 31,	Operating Leases
2021	$4,714
2022	4,644
2023	3,286
2024	2,510
2025	2,318
Thereafter	$19,436

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

18.	DEBT

On December 12, 2014, the Company entered into a $350.0 million revolving credit facility (the “Facility”) with Societe Generale, which was amended effective December 29, 2017 to a $200.0 million revolving credit facility. The Facility terminated on December 12, 2019. Borrowings under the Facility were available for general corporate purposes. Borrowings bore interest at LIBOR + 115 basis points, with a commitment fee of 48 basis points for any unused portion of the Facility, and the Facility had a 270 days rolling margin commitment. The Facility was secured by certain securities held in an account established for this purpose, and borrowings were limited to a specified percentage of the value of the securities in this account. The total commitment fees paid in 2019 and 2018 were approximately $0.9 million each year.

19.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $894.6 million as of December 31, 2020. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

In March 2020, the FHLB issued the Company $438.0 million of short-term advances with fixed and variable interest rates ranging from 0.5% to 1.76%. $118.0 million of these advances was converted into a funding agreement on March 30, 2020. As of December 31, 2020, all short-term advances have been paid in full. Total interest on borrowed funds incurred during 2020 and 2019 was $362.0 thousand and $146.9 thousand. There were no short-term advances in 2018.

As noted in Note 2, the FHLB issued a LOC to the Company on behalf of an unrelated party effective September 30, 2019, with an initial expiration date of August 15, 2020 and an automatic one year renewal through August 15, 2025. The LOC had an initial maximum credit amount of $12.0 million that had been reduced to $8.0 million as of December 31, 2020. Collateral related to the LOC is included in the disclosures below. As of December 31, 2020 and December 31, 2019, there were no amounts outstanding under the LOC.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

FHLB Capital Stock

Aggregate Totals (in thousands):

		General	Separate
As of December 30, 2020	Total	Account	Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	9,010	9,010	—
Activity Stock	30,185	30,185	—
Excess Stock	8,658	8,658	—

Aggregate Total	$47,853	$47,853	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$894,612	XXX	XXX

As of December 30, 2019
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	2,949	2,949	—
Activity Stock	23,016	23,016	—
Excess Stock	4,725	4,725	—

Aggregate Total	$30,690	$30,690	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$747,256	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption (in thousands):
Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$9,010	$9,010	$—	$—	$—	$—

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date (in thousands):

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,008,132	$961,867	$863,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral pledged	$1,008,132	$961,867	$863,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$868,893	$849,372	$565,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Maximum Amount Pledged During Reporting Period (in thousands):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,379,998	$1,344,719	$933,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,379,998	$1,344,719	$933,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,014,332	$988,116	$565,000

Borrowing from FHLB

Amount as of Reporting Date (in thousands):

As of December 30, 2020	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	863,000	863,000	—	776,716
Other	—	—	—	XXX

Aggregate Total	$863,000	$863,000	$—	$776,716

As of December 30, 2019
Debt	$—	$—	$—	XXX
Funding Agreements	565,000	565,000	—	508,480
Other	—	—	—	XXX

Aggregate Total	$565,000	$565,000	$—	$508,480

Maximum Amount during Reporting Period (Current Year, in thousands):

	Total	General Account	Separate Accounts
Debt	$320,000	$320,000	$—
Funding Agreements	863,000	863,000	—
Other	—	—	—

Aggregate Total	$1,183,000	$1,183,000	$—

FHLB—Prepayment Obligations	Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

20.	Health Business

Beginning in 2019, the Company issued Medicare Advantage products in the states of Colorado, North Carolina, and Virginia, resulting in approximately $1.4 million and $0.5 million of premium written in 2020 and 2019, respectively. There was no premium written in 2018.

Retrospectively-Rated Contracts and Contracts Subject to Redetermination

The Company estimates accrued retrospective premium adjustments for the Medicare Part D business in accordance with CMS regulations and using CMS formulas. Accrued retrospective premiums are recorded through written premium. The Company has Medicare Part D risk-corridor amounts related to Part D premiums. The amount of Medicare Part D direct premiums written subject to this retrospectively rated feature was $59.7 thousand and $28.5 thousand for the years ended December 31, 2020 and 2019, respectively, representing 4.3% and 6.0% of total direct health premiums written for each year, respectively.

The Company has risk-adjustment amounts from CMS from Medicare Part C and Part D premiums. Medicare Part D premiums include payments from CMS for risk-sharing adjustments which are estimated quarterly based on claim experience, with final revenue adjustment determined and settlement with CMS in the year following the contract. The Company’s Medicare Part C and Part D premiums are subject to redetermination by CMS based on risk factor scores of each member. The Company estimates premium adjustments for changes to health scores based on past experience. The Company recognizes periodic changes to risk-adjusted premiums as revenue when the amounts are determinable and collection is reasonably assured. All of the Company’s direct health premiums written are subject to this redetermination feature.

The Company’s actual loss ratios on the Medicare line of business were in excess of the minimum requirements and as a result no minimum medical loss ratio rebate was required to be established.

The Company did not write accident and health premiums in 2020, 2019 or 2018 subject to the risk-sharing provisions of the Affordable Care Act (“ACA”).

Change in Incurred Losses and Loss Adjustment Expenses

Changes in estimates related to the prior year incurred claims are included in total hospital and medical expenses in the current year in the Statements of Operations. There were no changes in methodologies or assumptions used in calculating the liability for unpaid losses and loss adjustment expenses. The Company did not write any health insurance business prior to 2019 and therefore had no prior year development.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The following tables disclose paid claims, incurred claims, claims unpaid, aggregate health claim reserves, and health care receivables for the years ended December 31, 2020 and 2019 (in thousands).

2020	Current Year Incurred	Prior Year Incurred	Total
Beginning of year claim reserve	$—	$131	131
Paid claims – net of health care receivable	832	19	851
End of year claim reserve	146	—	146
Incurred claims excluding the change in health care receivable	978	(112)	866
Beginning of year health care receivable	—	20	20
End of year health care receivable	19	—	19

Total incurred claims	$959	$(92)	$867

2019	Current Year Incurred	Prior Year Incurred	Total
Beginning of year claim reserve	$—	$—	$—
Paid claims – net of health care receivable	555	—	555
End of year claim reserve	131	—	131
Incurred claims excluding the change in health care receivable	686	—	686
Beginning of year health care receivable	—	—	—
End of year health care receivable	20	—	20

Total incurred claims	$666	$—	$666

Original estimates are increased or decreased as additional information becomes known regarding claim development experience.

The payable for claims unpaid, the applicable portion of aggregate health claim reserves, net of health care receivables as of December 31, 2019, was $111.0 thousand. As of December 31, 2020, $18.8 thousand has been paid, net of health care receivables, for incurred claims attributable to insured events of prior years. Reserves remaining for prior years, net of health care receivables, as of December 31, 2020 were $3, as a result of re-estimation of unpaid claims. Therefore, there has been $92.3 thousand favorable development on prior years during 2020. Original estimates are increased or decreased as additional information becomes known regarding claim development experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

The Company incurred claims adjustment expenses (“CAE”) of $24.6 thousand and $65.4 thousand for the years ended December 31, 2020 and 2019, respectively. The following table discloses paid CAE, incurred CAE, and the balance in the unpaid CAE reserve for the years ended December 31, 2020 and 2019:

	12/31/2020	12/31/2019
Total claims adjustments expenses	$24,560	$65,372
Less current year unpaid claims adjustment expenses	6,274	—

Total claims adjustment expenses paid	$18,286	$65,372

Health Care Receivables

Pharmacy rebate receivables are recorded when reasonably estimated or billed by the pharmaceutical benefit manager (“PBM”) in accordance with pharmaceutical rebate contract provisions. Estimated pharmacy rebates are based on utilization information.

The Company periodically evaluates admissibility of all pharmacy rebates receivable for consistency with the admissibility criteria of SSAP No. 84, Certain Health Care Receivables and Receivables under Government Insured Plans. At December 31, 2020 and 2019, the Company had no non-admitted pharmacy rebate receivables.

The pharmacy rebate transaction history is summarized as follows (in thousands):

Quarter	Estimated Pharmacy Rebates	Pharmacy Rebates as Billed	Actual Rebates Received Within 90 Days of Billing	Actual Rebates Received Within 91 to 180 Days of Billing	Actual Rebates Received More Than 180 Days of Billing
12/31/2020	$20	$20	$12	$—	$—
9/30/2020	17	17	15	—	—
6/30/2020	16	16	14	—	—
3/31/2020	18	18	10	—	—
12/31/2019	9	9	9	—	—
9/30/2019	6	6	6	—	—
6/30/2019	4	4	4	—	—
3/31/2019	2	2	2	—	—

The Company had no risk sharing receivables as of December 31, 2020 and 2019.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Group One Thousand One, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020 AND 2019 AND FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

Premium Deficiency Reserves

The following table discloses information regarding premium deficiency reserves as of December 31, 2020 and 2019 (in thousands):

	12/31/20	12/31/2019
Liability carried for premium deficiency reserves	$337	$679
Date of the most recent evaluation of this liability	2/16/2021	2/18/2020
Was anticipated investment income utilized in the calculation?	Yes [ ] No [ X ]	Yes [ ] No [ X ]

21.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from January 1, 2021 to April 28, 2021, the date the financial statements were available to be issued. The Company is not aware of any Type I events or transactions that occurred subsequent to December 31, 2020 having a material effect on the financial statements.

Type II - Recognized Subsequent Events:

The Company converted its $35.0 million demand promissory note with DLIH 2016-1 dated March 25, 2020 into a $100.0 million bilateral intercompany reciprocal loan agreement in March 2021, with interest at Libor + 1.15% to be paid quarterly. In April 2021, the Company borrowed $80.0 million under the facility.

In April 2021, the Company paid an ordinary dividend of $200.0 million to the Parent.